UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05452)

Exact name of registrant as specified in charter:	Putnam Premier Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2015

Date of reporting period:	August 1, 2014 – July 31, 2015

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FUND SYMBOL

PPT

Putnam Premier Income Trust

Annual report 7|31|15

A world of investing.®

Putnam Investments

INCOME FUNDS invest in bonds and other securities with the goal of providing a steady stream of income over time.

Putnam
Premier Income
Trust

Annual report
7 | 31 | 15

Message from the Trustees	1

About the fund	2

Performance snapshot	4

Interview with your fund’s portfolio manager	5

Your fund’s performance	12

Terms and definitions	14

Other information for shareholders	15

Important notice regarding Putnam’s privacy policy	16

Summary of dividend reinvestment plans	17

Trustee approval of management contract	19

Financial statements	24

Federal tax information	104

Shareholder meeting results	105

About the Trustees	106

Officers	108

Consider these risks before investing: International investing involves currency, economic, and political risks. Emerging-market securities carry illiquidity and volatility risks. Lower-rated bonds may offer higher yields in return for more risk. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Unlike bonds, funds that invest in bonds have fees and expenses. Bond prices may fall or fail to rise over time for several reasons, including general financial market conditions, changing market perceptions of the risk of default, changes in government intervention, and factors related to a specific issuer or industry. These factors may also lead to increased volatility and reduced liquidity in the bond markets. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. You can lose money by investing in the fund. The fund’s shares trade on a stock exchange at market prices, which may be lower than the fund’s net asset value.

Message from the Trustees

Dear Fellow Shareholder:

A number of questions have emerged during the past year regarding the pace of growth in the global economy, resolution of Greece’s debt crisis, and changes in central bank policy, as the U.S. Federal Reserve has communicated its intentions to begin lifting interest rates. Although prompted by U.S. economic strength, tighter U.S. monetary policy can cause market volatility and constrain growth in other regions.

The Fed’s intentions contrast with the actions of central banks in Europe, Japan, and China, which are committed, for the foreseeable future, to low-interest-rate policies seeking to foster growth. Shortly after the end of your fund’s fiscal period, the People’s Bank of China even took the unexpected step of devaluing its currency in an attempt to reinvigorate the world’s second-largest economy.

China’s action triggered widespread selling in global stock markets, highlighting the lack of consensus among investors about economic strength in many regions and the possible effects of tighter U.S. monetary policy.

In the following pages, you will find a discussion of current economic and market conditions in addition to an update on your fund’s performance. Putnam’s experienced portfolio managers have research-driven viewpoints that guide their investment decisions in changing markets.

You can also consult with your financial advisor regarding the current market environment, and whether your mix of investments requires any adjustment to stay on track toward your long-term goals.

In closing, we would like to recognize Charles Curtis, who recently retired as a Putnam Trustee, for his 14 years of dedicated service. And, as always, we thank you for investing with Putnam.

Putnam Premier Income Trust

A multi-sector approach to fixed income

When Putnam Premier Income Trust was launched in 1988, its three-pronged focus on U.S. investment-grade bonds, high-yield corporate bonds, and non-U.S. bonds was considered innovative.

In the more than 25 years since then, the fixed-income landscape has undergone a dramatic transformation, but the spirit of ingenuity that helped launch the fund is still with it today. The fund's managers strive to build a well-diversified portfolio that carefully balances risk and return, targeting opportunities in interest rates, credit, mortgages, and currencies across the full spectrum of the global bond markets.

A veteran portfolio management team

D. William Kohli
Portfolio Manager
Co-Head of Fixed Income

Kevin F. Murphy
Portfolio Manager

Michael V. Salm
Portfolio Manager
Co-Head of Fixed Income

Paul D. Scanlon, CFA
Portfolio Manager
Co-Head of Fixed Income

Michael J. Atkin
Portfolio Manager
(Not pictured here)

Diversified holdings across a wide range of security types and market sectors

Investment allocations by security type

Securitized **52.1%**
Credit **30.1%**
Government **10.1%**
Equity **0.2%**
Cash and net other assets **7.5%**

Investment allocations by sector

High-yield corporate bonds **25.4%**
Commercial MBS **18.9%**
Agency CMO **16.4%**
Emerging-market bonds **12.1%**
Non-agency residential MBS **11.5%**
International Treasury/agency **3.4%**
Investment-grade corporate bonds **2.4%**
Bank loans **2.2%**
U.S. stocks **0.2%**
Cash and net other assets **7.5%**
0
5
10
15
20
25

2 Premier Income Trust

Premier Income Trust 3

Data are historical. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and net asset value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart are at NAV. See pages 5 and 12–13 for additional performance information, including fund returns at market price. Index and Lipper results should be compared with fund performance at NAV.

4	Premier Income Trust

Interview with
your fund’s
portfolio manager

Bill, what was the bond market environment like for the 12 months ending July 31, 2015?

Several bouts of volatility marked the early months of the period, as geopolitical anxieties and concern about European economic growth fueled demand for the relative safety of U.S. Treasuries. High-yield bonds struggled amid sharply lower oil prices and unfavorable technical factors, while emerging-market debt was disrupted by several unusual events, including the Russia/Ukraine crisis and a technical default from Argentina. Treasury yields were volatile but generally trended lower through January.

We were not surprised to see some degree of rate volatility, given that the Federal Reserve ended its bond-buying program in October and the European Central Bank [ECB] launched its version of quantitative easing in January. Additionally, with U.S. gross domestic product growing at a 5% annual rate in the third quarter of 2014 — its strongest pace in 11 years — investors sought to fine-tune their forecasts as to when the Fed was likely to begin raising its target for short-term interest rates.

Early in 2015, the combination of a stock market pullback, weaker-than-expected U.S. economic growth, and continued worries about deflation in Europe fueled investors’ appetite for government bonds. As a result, the yield on the benchmark 10-year Treasury fell to 1.64% on January 30, its low for the period. In February, however, concern that

This comparison shows your fund’s performance in the context of broad market indexes for the 12 months ended 7/31/15. See pages 4 and 12–13 for additional fund performance information. Index descriptions can be found on page 14.

Premier Income Trust	5

the Fed might start raising its target for short-term interest rates in June hampered Treasuries, causing prices to fall and yields to move higher. However, not all areas of the bond market suffered: High-yield bonds rose as investors gravitated toward their higher yields and improved valuations following the late 2014 sell-off. During March, dovish comments by Fed Chair Janet Yellen reassured investors that the central bank was likely to take a cautious approach toward raising rates, which helped Treasuries modestly rebound.

As we moved into April and May, economic indicators signaled an improving growth outlook in both the United States and the eurozone. Worries over deflation risks in the eurozone diminished amid the ECB’s sizable bond-buying program. As a result, investor demand for securities considered to be global safe havens waned.

Uncertainty over Greece caused broad swings in global financial markets in June, and bonds suffered across the board. On June 30, Greece requested a new bailout that eurozone officials dismissed as insufficient

Credit qualities are shown as a percentage of the fund’s net assets as of 7/31/15. A bond rated Baa or higher (Prime-3 or higher, for short-term debt) is considered investment grade. The chart reflects Moody’s ratings; percentages may include bonds or derivatives not rated by Moody’s but rated by Standard & Poor’s (S&P) or, if unrated by S&P, by Fitch ratings, and then included in the closest equivalent Moody’s rating based on analysis of these agencies’ respective ratings criteria. Moody’s ratings are used in recognition of its prominence among rating agencies and breadth of coverage of rated securities. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Derivative instruments, including forward currency contracts, are only included to the extent of any unrealized gain or loss on such instruments and are shown in the not-rated category. Cash is also shown in the not-rated category. Derivative offset values are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

6	Premier Income Trust

to meet creditors’ demands. The country subsequently defaulted on a $1.7 billion repayment to the International Monetary Fund [IMF]. Shortly after the period ended, eurozone finance ministers approved an €86 billion [$96 billion] bailout package for Greece, marking the end of six months of turbulent negotiations between the country and its creditors, other eurozone countries, and the IMF.

Bonds rallied in July as declining commodity prices pushed down inflation expectations. In addition, the Labor Department reported that the Employment Cost Index, a broad measure of workers’ wages and benefits, rose a seasonally adjusted 0.2% in the second quarter from the first quarter. It was the smallest quarterly gain for this gauge of labor costs since recordkeeping began in 1982. The Fed has been monitoring wage data, and signs of sluggish growth at this point in the recovery could be a factor influencing

This table shows the fund’s top holdings across three key sectors and the percentage of the fund’s net assets that each represented as of 7/31/15. Short-term holdings, TBA commitments, and derivatives, if any, are excluded. Holdings may vary over time.

Premier Income Trust	7

the central bank’s decision on when to raise interest rates.

Also shortly after period-end, China surprised the financial markets by devaluing its currency, hoping that a weaker yuan will boost the country’s exports and bolster its flagging economic growth.

The fund lagged its benchmark by a significant margin during the period. What factors hampered its relative performance?

It’s important to point out that the fund’s benchmark comprises U.S. Treasury and agency securities, and these market sectors generally outpaced the more credit-sensitive categories during the past year. Our strategy of investing in a variety of out-of-benchmark sectors — such as high-yield and emerging-market bonds — which has served the fund well over the long term, did not work as well during the past 12 months.

Our interest-rate and yield-curve strategies were the biggest detractors for the period. The fund was positioned for a rising-rate environment in the United States, resulting in an overall duration — a key measure of interest-rate sensitivity — that was modestly negative on an overall basis. However, with intermediate

This chart shows how the fund’s top weightings have changed over the past six months. Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Current period summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, and the use of different classifications of securities for presentation purposes. Holdings and allocations may vary over time.

Cash positions may represent collateral used to cover certain derivatives contracts.

8	Premier Income Trust

and longer-term rates generally declining during the period, this positioning hampered the fund’s performance. Outside the United States, positions in Greece and Germany detracted, as yields rose across both core and peripheral Europe, and political uncertainty in Greece reached a tipping point.

Holdings of high-yield bonds also dampened the fund’s return. Although the asset class rallied in February and April, the rebound was not strong enough to overcome its poor performance earlier in the period.

Our positions in emerging-market debt, specifically U.S. dollar-denominated holdings in Russia and Venezuela, also modestly detracted, as lower oil prices negatively affected both nations’ economies.

Turning to the positive side, which investments helped the fund’s performance?

Our active currency strategy was the top contributor for the period. Short positions in the euro and Canadian dollar, particularly during the first half of the period, benefited from weakness in these currencies relative to the U.S. dollar.

Our mortgage credit and prepayment strategies provided a further boost to performance. Within mortgage credit, investments in subordinated mezzanine commercial mortgage-backed securities [CMBS] were the most additive. Mezzanine CMBS benefited from improving commercial real estate fundamentals, along with persistent investor demand for higher-yielding bonds. As for our prepayment strategies, even though interest rates moved lower during the last month of the period, mortgage refinancing activity remained subdued. As a result, mortgage prepayment speeds continued to be relatively slow, providing a tailwind to our holdings of agency interest-only collateralized mortgage obligations [IO CMOs].

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Premier Income Trust	9

How did you use derivatives during the period?

We used bond futures and interest-rate swaps to take tactical positions at various points along the yield curve, and to hedge the risk associated with the fund’s yield-curve positioning. In addition, we employed interest-rate swaps to gain exposure to rates in various countries. We also utilized options to hedge the fund’s interest-rate risk, to isolate the prepayment risk associated with our CMO holdings, and to help manage overall downside risk. Additionally, we used total return swaps as a hedging tool, and to help manage the portfolio’s sector exposure, as well as its inflation risk. We employed credit default swaps to hedge the fund’s credit and market risks, and to gain exposure to specific sectors and securities. Lastly, we utilized currency forward contracts to hedge the foreign exchange risk associated with non-U.S. bonds and to efficiently gain exposure to foreign currencies.

What is your outlook for the coming months, and how are you positioning the fund?

The U.S. economy remains solidly in midcycle expansion, in our view, particularly in light of an improving labor market combined with stronger consumer and business spending. As a result, we think it’s likely that the Fed will begin raising the federal funds rate by the end of 2015. That said, with U.S. inflation still running below the central bank’s 2% target, partly due to persistently low oil prices, we expect the board to be cautious about hiking rates too early. Additionally, with the continued strength of the U.S. dollar and the uncertainty introduced by China’s currency devaluation, we think it’s possible that the Fed may wait until the end of the year before making its first rate increase.

As for portfolio positioning, we plan to maintain our diversified mortgage, corporate, and sovereign credit exposure primarily through allocations to mezzanine CMBS, high-yield bonds, and peripheral European sovereign bonds, respectively. We also continue to find prepayment risk attractive given the likelihood of higher interest rates as the U.S. economic recovery matures. As a result, we will continue our efforts to try to capitalize on anticipated slower prepayment speeds via holdings of agency IO CMOs.

Thanks for your time and for bringing us up to date, Bill.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. Statements in the Q&A concerning the fund’s performance or portfolio composition relative to those of the fund’s Lipper peer group may reference information produced by Lipper Inc. or through a third party.

Portfolio Manager D. William Kohli is Co-Head of Fixed Income at Putnam. He has an M.B.A. from the Haas School of Business at the University of California, Berkeley, and a B.A. from the University of California, San Diego. Bill joined Putnam in 1994 and has been in the investment industry since 1986.

In addition to Bill, your fund’s portfolio managers are Michael J. Atkin; Kevin F. Murphy; Michael V. Salm; and Paul D. Scanlon, CFA.

10	Premier Income Trust

HOW CLOSED-END FUNDS DIFFER FROM OPEN-END FUNDS

Closed-end funds and open-end funds share many common characteristics but also have some key differences that you should understand as you consider your portfolio strategies.

More assets at work Open-end funds are subject to ongoing sales and redemptions that can generate transaction costs for long-term shareholders. Closed-end funds, however, are typically fixed pools of capital that do not need to hold cash in connection with sales and redemptions, allowing the funds to keep more assets actively invested.

Traded like stocks Closed-end fund shares are traded on stock exchanges and, as a result, their prices fluctuate because of the influence of several factors.

They have a market price Like an open-end fund, a closed-end fund has a per-share net asset value (NAV). However, closed-end funds also have a “market price” for their shares —which is how much you pay when you buy shares of the fund, and how much you receive when you sell them.

When looking at a closed-end fund’s performance, you will usually see that the NAV and the market price differ. The market price can be influenced by several factors that cause it to vary from the NAV, including fund distributions, changes in supply and demand for the fund’s shares, changing market conditions, and investor perceptions of the fund or its investment manager. A fund’s performance at market price typically differs from its results at NAV.

Premier Income Trust	11

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended July 31, 2015, the end of its most recent fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return, net asset value, and market price will fluctuate, and you may have a gain or a loss when you sell your shares.

Fund performance Total return for periods ended 7/31/15

	NAV	Market price

Annual average
Life of fund (since 2/29/88)	6.92%	6.71%

10 years	66.99	76.56
Annual average	5.26	5.85

5 years	26.82	8.75
Annual average	4.87	1.69

3 years	16.47	7.87
Annual average	5.21	2.56

1 year	–2.73	–1.14

Performance assumes reinvestment of distributions and does not account for taxes.

Performance includes the deduction of management fees and administrative expenses.

Comparative index returns For periods ended 7/31/15

		Lipper General Bond
	Barclays Government	Funds (closed-end)
	Bond Index	category average*

Annual average (life of fund)	6.28%	7.51%

10 years	50.95	108.93
Annual average	4.20	7.37

5 years	14.02	49.26
Annual average	2.66	7.99

3 years	2.66	21.45
Annual average	0.88	6.55

1 year	3.26	1.83

Index and Lipper results should be compared with fund performance at net asset value.

* Over the 1-year, 3-year, 5-year, 10-year, and life-of-fund periods ended 7/31/15, there were 28, 23, 19, 17, and 3 funds, respectively, in this Lipper category.

12	Premier Income Trust

Fund price and distribution information For the 12-month period ended 7/31/15

Distributions

Number		12

Income		$0.312

Capital gains		—

Total		$0.312

Share value	NAV		Market price

7/31/14	$6.20		$5.47

7/31/15	5.72		5.10

Current rate (end of period)	NAV		Market price

Current dividend rate*	5.45%		6.12%

The classification of distributions, if any, is an estimate. Final distribution information will appear on your year-end tax forms.

* Most recent distribution, including any return of capital and excluding capital gains, annualized and divided by NAV or market price at end of period.

Fund performance as of most recent calendar quarter
Total return for periods ended 6/30/15

	NAV	Market price

Annual average
Life of fund (since 2/29/88)	6.95%	6.71%

10 years	67.58	72.39
Annual average	5.30	5.60

5 years	28.72	12.41
Annual average	5.18	2.37

3 years	19.87	13.54
Annual average	6.23	4.32

1 year	–2.09	–2.60

See the discussion following the fund performance table on page 12 for information about the calculation of fund performance.

Premier Income Trust	13

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on exchanges such as the New York Stock Exchange.

Fixed-income terms

Current rate is the annual rate of return earned from dividends or interest of an investment. Current rate is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

• Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

• Mezzanine CMBS are lower in the capital structure of a package of securities backed by commercial mortgages. They provide a yield advantage over higher-rated bonds along with meaningful principal protection.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Barclays Government Bond Index is an unmanaged index of U.S. Treasury and agency securities.

Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

BofA Merrill Lynch U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

S&P 500 Index is an unmanaged index of common stock performance.

14	Premier Income Trust

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

Other information for shareholders

Important notice regarding share repurchase program

In September 2015, the Trustees of your fund approved the renewal of a share repurchase program that had been in effect since 2005. This renewal allows your fund to repurchase, in the 12 months beginning October 8, 2015, up to 10% of the fund’s common shares outstanding as of October 7, 2015.

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2015, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of July 31, 2015, Putnam employees had approximately $517,000,000 and the Trustees had approximately $141,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Premier Income Trust	15

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

16	Premier Income Trust

Summary of Putnam Closed-End Funds’ Amended and Restated Dividend Reinvestment Plans

Putnam High Income Securities Fund, Putnam Managed Municipal Income Trust, Putnam Master Intermediate Income Trust, Putnam Municipal Opportunities Trust and Putnam Premier Income Trust (each, a “Fund” and collectively, the “Funds”) each offer a dividend reinvestment plan (each, a “Plan” and collectively, the “Plans”). If you participate in a Plan, all income dividends and capital gain distributions are automatically reinvested in Fund shares by the Fund’s agent, Putnam Investor Services, Inc. (the “Agent”). If you are not participating in a Plan, every month you will receive all dividends and other distributions in cash, paid by check and mailed directly to you.

Upon a purchase (or, where applicable, upon registration of transfer on the shareholder records of a Fund) of shares of a Fund by a registered shareholder, each such shareholder will be deemed to have elected to participate in that Fund’s Plan. Each such shareholder will have all distributions by a Fund automatically reinvested in additional shares, unless such shareholder elects to terminate participation in a Plan by instructing the Agent to pay future distributions in cash. Shareholders who were not participants in a Plan as of January 31, 2010, will continue to receive distributions in cash but may enroll in a Plan at any time by contacting the Agent.

If you participate in a Fund’s Plan, the Agent will automatically reinvest subsequent distributions, and the Agent will send you a confirmation in the mail telling you how many additional shares were issued to your account.

To change your enrollment status or to request additional information about the Plans, you may contact the Agent either in writing, at P.O. Box 8383, Boston, MA 02266-8383, or by telephone at 1-800-225-1581 during normal East Coast business hours.

How you acquire additional shares through a Plan If the market price per share for your Fund’s shares (plus estimated brokerage commissions) is greater than or equal to their net asset value per share on the payment date for a distribution, you will be issued shares of the Fund at a value equal to the higher of the net asset value per share on that date or 95% of the market price per share on that date.

If the market price per share for your Fund’s shares (plus estimated brokerage commissions) is less than their net asset value per share on the payment date for a distribution, the Agent will buy Fund shares for participating accounts in the open market. The Agent will aggregate open-market purchases on behalf of all participants, and the average price (including brokerage commissions) of all shares purchased by the Agent will be the price per share allocable to each participant. The Agent will generally complete these open-market purchases within five business days following the payment date. If, before the Agent has completed open-market purchases, the market price per share (plus estimated brokerage commissions) rises to exceed the net asset value per share on the payment date, then the purchase price may exceed the net asset value per share, potentially resulting in the acquisition of fewer shares than if the distribution had been paid in newly issued shares.

How to withdraw from a Plan Participants may withdraw from a Fund’s Plan at any time by notifying the Agent, either in writing or by telephone. Such withdrawal will be effective immediately if notice is received by the Agent with sufficient time prior to any distribution record date; otherwise, such withdrawal will be effective with respect to any subsequent

Premier Income Trust	17

distribution following notice of withdrawal. There is no penalty for withdrawing from or not participating in a Plan.

Plan administration The Agent will credit all shares acquired for a participant under a Plan to the account in which the participant’s common shares are held. Each participant will be sent reasonably promptly a confirmation by the Agent of each acquisition made for his or her account.

About brokerage fees Each participant pays a proportionate share of any brokerage commissions incurred if the Agent purchases additional shares on the open market, in accordance with the Plans. There are no brokerage charges applied to shares issued directly by the Funds under the Plans.

About taxes and Plan amendments Reinvesting dividend and capital gain distributions in shares of the Funds does not relieve you of tax obligations, which are the same as if you had received cash distributions. The Agent supplies tax information to you and to the IRS annually. Each Fund reserves the right to amend or terminate its Plan upon 30 days’ written notice. However, the Agent may assign its rights, and delegate its duties, to a successor agent with the prior consent of a Fund and without prior notice to Plan participants.

If your shares are held in a broker or nominee name If your shares are held in the name of a broker or nominee offering a dividend reinvestment service, consult your broker or nominee to ensure that an appropriate election is made on your behalf. If the broker or nominee holding your shares does not provide a reinvestment service, you may need to register your shares in your own name in order to participate in a Plan.

In the case of record shareholders such as banks, brokers or nominees that hold shares for others who are the beneficial owners of such shares, the Agent will administer the Plan on the basis of the number of shares certified by the record shareholder as representing the total amount registered in such shareholder’s name and held for the account of beneficial owners who are to participate in the Plan.

18	Premier Income Trust

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel met with representatives of Putnam Management to review the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review and to discuss possible changes in these materials that might be necessary or desirable for the coming year. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2015, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided, as well as supplemental information provided in response to additional requests made by the Contract Committee. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2015, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 19, 2015 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee then recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2015. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not attempted to evaluate PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, and the costs incurred by Putnam Management in providing services to the fund; and

Premier Income Trust	19

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to shareholders.

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment style, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of your fund.

Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with economies of scale in the form of reduced fee levels as the fund’s assets under management increase. The Trustees noted, however, that because your fund is a closed-end management investment company, it has relatively stable levels of assets under management and is not expected to be affected significantly by breakpoints in its management fee schedule. The Trustees concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale between fund shareholders and Putnam Management.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Lipper Inc. (“Lipper”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses, which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the third quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the fifth quintile in total expenses as of December 31, 2014 (the first quintile representing the least expensive funds and the fifth quintile the most expensive funds). The fee and expense data reported by Lipper as of December 31, 2014 reflected the most recent fiscal year-end data available in Lipper’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information

20 Premier Income Trust

included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees as part of their annual contract review for the Putnam funds has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, and the like. This information included comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these different types of clients. The Trustees observed that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its institutional clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the investment oversight committees of the Trustees, which meet on a regular basis with the funds’ portfolio teams and with the Chief Investment Officer and other senior members of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that 2014 was a year of strong competitive performance for many of the Putnam funds, with generally strong results for the U.S. equity, money market and global asset allocation funds, but relatively mixed results for the international and global equity and fixed income funds. They noted that the longer-term performance of the Putnam funds continued to be strong, exemplified by the fact that the Putnam funds were recognized by Barron’s as the sixth-best performing mutual fund complex for the five-year period ended December 31, 2014. They also noted, however, the disappointing investment performance of some funds for periods ended

Premier Income Trust	21

December 31, 2014 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional actions to address areas of underperformance are warranted.

For purposes of evaluating investment performance, the Trustees generally focus on competitive industry rankings for the one-year, three-year and five-year periods. For a number of Putnam funds with relatively unique investment mandates for which meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on comparisons of fund returns with the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its common share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper General Bond Funds (closed-end)) for the one-year, three-year and five-year periods ended December 31, 2014 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	4th

Three-year period	3rd

Five-year period	3rd

Over the one-year, three-year and five-year periods ended December 31, 2014, there were 28, 22 and 18 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees expressed concern about your fund’s fourth quartile performance over the one-year period ended December 31, 2014 and considered the circumstances that may have contributed to this disappointing performance. The Trustees considered Putnam Management’s view that the fund’s underperformance over the one-year period was due in significant part to the fund’s positioning to take advantage of flat or rising interest rates in the United States at a time when interest rates continued to decline, as well as the fund’s exposure to Greek bonds, which declined during the period as concerns about the country’s political stability resurfaced.

The Trustees observed that Putnam Management remained confident in the portfolio managers and their investment process. The Trustees also considered Putnam Management’s continued efforts to support fund performance through initiatives including structuring compensation for portfolio managers and research analysts to enhance accountability for fund performance, emphasizing accountability in the portfolio management process, and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management continued to strengthen its fundamental research capabilities by adding new investment personnel.

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance issues that may arise from time to time. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on past responsiveness of Putnam Management to Trustee concerns about investment performance, the Trustees concluded that it is preferable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment

22 Premier Income Trust

adviser for an underperforming fund would entail significant disruptions and would not likely provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used primarily to acquire brokerage and research services that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft dollars continues to be used to pay fund expenses. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee and also indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”), which is an affiliate of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV for such services are reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV in providing such services.

Premier Income Trust 23

Financial statements

These sections of the report, as well as the accompanying Notes, preceded by the Report of Independent Registered Public Accounting Firm, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal year.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

24 Premier Income Trust

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders
Putnam Premier Income Trust:

We have audited the accompanying statement of assets and liabilities of Putnam Premier Income Trust (the fund), including the fund’s portfolio, as of July 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam Premier Income Trust as of July 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 17, 2015

Premier Income Trust 25

The fund’s portfolio 7/31/15

MORTGAGE-BACKED SECURITIES (46.4%)*	Principal amount	Value

Agency collateralized mortgage obligations (16.1%)
Federal Home Loan Mortgage Corporation
IFB Ser. 3182, Class SP, 27.851s, 2032	$507,464	$714,818
IFB Ser. 3408, Class EK, 25.039s, 2037	144,287	226,293
IFB Ser. 2979, Class AS, 23.587s, 2034	29,425	35,131
IFB Ser. 3072, Class SM, 23.11s, 2035	278,705	419,236
IFB Ser. 3072, Class SB, 22.963s, 2035	249,640	374,098
IFB Ser. 319, Class S2, IO, 5.813s, 2043	3,083,500	754,779
IFB Ser. 308, Class S1, IO, 5.763s, 2043	5,212,406	1,300,964
IFB Ser. 314, Class AS, IO, 5.703s, 2043	3,870,642	953,357
Ser. 4122, Class TI, IO, 4 1/2s, 2042	5,074,814	1,015,470
Ser. 4000, Class PI, IO, 4 1/2s, 2042	2,907,589	603,616
Ser. 4024, Class PI, IO, 4 1/2s, 2041	4,965,081	957,918
Ser. 4462, IO, 4s, 2045	4,616,193	960,907
Ser. 4193, Class PI, IO, 4s, 2043	7,243,434	1,209,668
Ser. 4062, Class DI, IO, 4s, 2039	12,015,111	1,598,726
Ser. 304, Class C53, IO, 4s, 2032	3,507,361	587,623
Ser. 303, Class C19, IO, 3 1/2s, 2043	11,816,083	2,439,501
Ser. 304, Class C22, IO, 3 1/2s, 2042	3,991,405	981,147
Ser. 4122, Class AI, IO, 3 1/2s, 2042	8,509,131	1,113,964
Ser. 4122, Class CI, IO, 3 1/2s, 2042	7,710,207	1,009,374
Ser. 4105, Class HI, IO, 3 1/2s, 2041	3,841,191	527,780
Ser. 4379, Class CI, 3 1/2s, 2033	10,173,355	1,358,957
Ser. 304, IO, 3 1/2s, 2027	6,782,964	756,911
Ser. 304, Class C37, IO, 3 1/2s, 2027	5,035,657	548,282
Ser. 4165, Class TI, IO, 3s, 2042	16,862,527	1,999,896
Ser. 4183, Class MI, IO, 3s, 2042	7,564,441	918,323
Ser. 4210, Class PI, IO, 3s, 2041	5,274,434	516,112
Ser. 4437, Class DI, IO, 3s, 2032	7,744,066	961,426
Ser. 304, Class C45, IO, 3s, 2027	6,427,795	669,344
FRB Ser. T-57, Class 1AX, IO, 0.385s, 2043	3,839,520	39,635
Ser. 3326, Class WF, zero %, 2035	3,156	2,595

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.757s, 2036	231,724	427,353
IFB Ser. 07-53, Class SP, 23.502s, 2037	233,748	356,246
IFB Ser. 08-24, Class SP, 22.585s, 2038	238,971	350,642
IFB Ser. 05-75, Class GS, 19.679s, 2035	204,476	278,025
IFB Ser. 05-83, Class QP, 16.899s, 2034	299,908	394,037
IFB Ser. 13-41, Class SP, IO, 6.01s, 2040	2,823,497	429,256
IFB Ser. 13-18, Class SB, IO, 5.96s, 2041	3,719,216	612,183
IFB Ser. 13-128, Class CS, IO, 5.71s, 2043	7,472,844	1,806,112
IFB Ser. 13-102, Class SH, IO, 5.71s, 2043	6,046,469	1,481,325
Ser. 374, Class 6, IO, 5 1/2s, 2036	465,575	87,742
Ser. 12-132, Class PI, IO, 5s, 2042	6,826,523	1,340,046
Ser. 10-13, Class EI, IO, 5s, 2038	24,445	71
Ser. 378, Class 19, IO, 5s, 2035	1,461,030	295,815
Ser. 12-127, Class BI, IO, 4 1/2s, 2042	2,028,253	479,580

26 Premier Income Trust

MORTGAGE-BACKED SECURITIES (46.4%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
Ser. 12-30, Class HI, IO, 4 1/2s, 2040	$14,891,263	$2,434,573
Ser. 409, Class 81, IO, 4 1/2s, 2040	6,871,148	1,420,074
Ser. 409, Class 82, IO, 4 1/2s, 2040	8,463,684	1,762,478
Ser. 366, Class 22, IO, 4 1/2s, 2035	477,836	29,707
Ser. 12-75, Class AI, IO, 4 1/2s, 2027	2,536,924	312,980
Ser. 418, Class C24, IO, 4s, 2043	5,941,186	1,240,826
Ser. 13-41, Class IP, IO, 4s, 2043	5,275,193	843,609
Ser. 13-44, Class PI, IO, 4s, 2043	5,014,367	774,289
Ser. 13-60, Class IP, IO, 4s, 2042	3,750,798	649,620
Ser. 12-96, Class PI, IO, 4s, 2041	3,256,571	529,649
Ser. 406, Class 2, IO, 4s, 2041	2,853,044	458,199
Ser. 406, Class 1, IO, 4s, 2041	2,014,219	392,168
Ser. 409, Class C16, IO, 4s, 2040	5,172,790	983,818
Ser. 418, Class C15, IO, 3 1/2s, 2043	12,984,981	2,756,671
Ser. 12-110, Class BI, IO, 3 1/2s, 2039	6,956,862	1,007,493
Ser. 12-145, Class TI, IO, 3s, 2042	8,080,290	807,221
Ser. 13-35, Class IP, IO, 3s, 2042	6,738,701	721,778
Ser. 13-53, Class JI, IO, 3s, 2041	5,722,937	702,204
Ser. 13-23, Class PI, IO, 3s, 2041	6,851,906	610,984
FRB Ser. 03-W10, Class 1, IO, 0.89s, 2043	590,009	12,008
FRB Ser. 00-T6, IO, 0.715s, 2030	2,895,260	61,524
Ser. 99-51, Class N, PO, zero %, 2029	29,900	26,910

Federal National Mortgage Association Connecticut
Avenue Securities
FRB Ser. 15-C03, Class 1M2, 5.188s, 2025	758,000	762,708
FRB Ser. 15-C01, Class 2M2, 4.741s, 2025	653,000	656,069
FRB Ser. 15-C02, Class 1M2, 4.191s, 2025	2,383,000	2,297,477
FRB Ser. 15-C02, Class 2M2, 4.191s, 2025	767,000	743,503

Government National Mortgage Association
IFB Ser. 13-129, Class SN, IO, 5.962s, 2043	2,958,626	518,736
IFB Ser. 12-77, Class MS, IO, 5.912s, 2042	3,220,280	795,474
IFB Ser. 11-70, Class SM, IO, 5.703s, 2041	4,762,756	820,194
IFB Ser. 11-70, Class SH, IO, 5.703s, 2041	5,049,178	884,666
Ser. 14-36, Class WI, IO, 5 1/2s, 2044	4,750,337	1,051,202
Ser. 14-122, Class IC, IO, 5s, 2044	4,348,167	863,155
Ser. 14-25, Class MI, IO, 5s, 2043	3,439,029	714,286
Ser. 13-22, Class IE, IO, 5s, 2043	4,976,942	1,084,501
Ser. 13-22, Class OI, IO, 5s, 2043	4,676,667	910,510
Ser. 13-3, Class IT, IO, 5s, 2043	4,171,629	895,419
Ser. 13-6, Class IC, IO, 5s, 2043	3,829,641	755,167
Ser. 12-146, IO, 5s, 2042	3,771,423	756,434
Ser. 13-6, Class CI, IO, 5s, 2042	2,843,518	531,084
Ser. 13-130, Class IB, IO, 5s, 2040	2,959,942	326,934
Ser. 13-16, Class IB, IO, 5s, 2040	3,657,940	220,046
Ser. 11-41, Class BI, IO, 5s, 2040	2,284,666	200,679
Ser. 10-35, Class UI, IO, 5s, 2040	2,196,500	450,282
Ser. 10-20, Class UI, IO, 5s, 2040	3,987,659	733,650

Premier Income Trust	27

MORTGAGE-BACKED SECURITIES (46.4%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5s, 2040	$17,985,277	$3,655,580
Ser. 09-121, Class UI, IO, 5s, 2039	8,457,887	1,669,587
Ser. 15-79, Class GI, IO, 5s, 2039	3,634,959	788,332
Ser. 13-34, Class IH, IO, 4 1/2s, 2043	7,468,627	1,386,013
Ser. 13-24, Class IC, IO, 4 1/2s, 2043	1,518,837	275,623
Ser. 14-108, Class IP, IO, 4 1/2s, 2042	1,488,953	246,422
Ser. 11-140, Class BI, IO, 4 1/2s, 2040	1,542,346	107,733
Ser. 11-18, Class PI, IO, 4 1/2s, 2040	507,550	71,194
Ser. 10-35, Class AI, IO, 4 1/2s, 2040	7,826,513	1,408,146
Ser. 10-35, Class QI, IO, 4 1/2s, 2040	7,049,456	1,360,467
Ser. 13-151, Class IB, IO, 4 1/2s, 2040	7,858,025	1,539,521
Ser. 10-9, Class QI, IO, 4 1/2s, 2040	4,703,909	914,322
Ser. 09-121, Class BI, IO, 4 1/2s, 2039	3,045,801	690,757
Ser. 10-168, Class PI, IO, 4 1/2s, 2039	1,776,376	189,397
Ser. 10-158, Class IP, IO, 4 1/2s, 2039	5,497,180	530,973
Ser. 10-98, Class PI, IO, 4 1/2s, 2037	1,884,635	110,948
Ser. 15-53, Class MI, IO, 4s, 2045	6,926,186	1,644,699
Ser. 15-40, IO, 4s, 2045	7,992,455	1,953,436
Ser. 14-174, IO, 4s, 2044	5,180,874	1,033,356
Ser. 14-4, Class IC, IO, 4s, 2044	3,514,430	692,835
Ser. 13-165, Class IL, IO, 4s, 2043	3,059,290	510,259
Ser. 12-56, Class IB, IO, 4s, 2042	3,081,820	556,041
Ser. 12-47, Class CI, IO, 4s, 2042	7,931,056	1,510,236
Ser. 13-76, IO, 3 1/2s, 2043	13,972,075	1,726,809
Ser. 13-28, IO, 3 1/2s, 2043	4,545,947	591,062
Ser. 13-54, Class JI, IO, 3 1/2s, 2043	6,441,358	865,654
Ser. 13-37, Class JI, IO, 3 1/2s, 2043	9,500,292	1,237,413
Ser. 13-14, IO, 3 1/2s, 2042	13,134,315	1,680,010
Ser. 13-27, Class PI, IO, 3 1/2s, 2042	6,956,086	944,080
Ser. 12-140, Class IC, IO, 3 1/2s, 2042	7,554,382	1,593,091
Ser. 12-113, Class ID, IO, 3 1/2s, 2042	3,606,399	770,760
Ser. 15-52, Class KI, IO, 3 1/2s, 2040	11,562,672	1,790,364
Ser. 15-96, Class NI, IO, 3 1/2s, 2039	7,766,000	1,103,549
Ser. 14-44, Class IA, IO, 3 1/2s, 2028	9,951,438	1,095,255
FRB Ser. 15-H08, Class CI, IO, 1.793s, 2065	8,676,829	1,035,796
Ser. 13-H08, Class CI, IO, 1.667s, 2063	16,522,570	1,357,825
Ser. 06-36, Class OD, PO, zero %, 2036	9,470	8,307

108,051,095
Commercial mortgage-backed securities (18.8%)
Banc of America Commercial Mortgage Trust Ser. 06-4, Class AJ,
5.695s, 2046	2,148,000	2,190,243

Banc of America Commercial Mortgage Trust 144A FRB
Ser. 07-5, Class XW, IO, 0.343s, 2051	135,181,726	983,988

Banc of America Merrill Lynch Commercial Mortgage, Inc. FRB
Ser. 05-5, Class D, 5.325s, 2045	1,456,000	1,461,242

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
Ser. 01-1, Class K, 6 1/8s, 2036	41,956	41,142

28 Premier Income Trust

MORTGAGE-BACKED SECURITIES (46.4%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Bear Stearns Commercial Mortgage Securities Trust
Ser. 05-PWR7, Class D, 5.304s, 2041	$1,026,000	$1,024,451
Ser. 05-PWR7, Class B, 5.214s, 2041	1,641,000	1,645,103

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.43s, 2039	1,877,000	1,874,522
FRB Ser. 06-PW11, Class C, 5.43s, 2039	1,554,000	1,551,187
FRB Ser. 06-PW14, Class XW, IO, 0.637s, 2038	37,505,056	134,643

CD Mortgage Trust 144A
FRB Ser. 07-CD5, Class E, 6.124s, 2044	2,160,000	2,143,985
FRB Ser. 07-CD5, Class XS, IO, 0.164s, 2044	48,537,006	149,785

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.574s, 2047	950,000	1,007,637
FRB Ser. 11-C2, Class F, 5 1/4s, 2047	2,000,000	1,947,574

Citigroup Commercial Mortgage Trust
FRB Ser. 06-C4, Class AJ, 5.774s, 2049	3,592,000	3,680,277
Ser. 06-C5, Class AJ, 5.482s, 2049	2,069,000	2,063,076

Citigroup Commercial Mortgage Trust 144A FRB Ser. 13-GC11,
Class D, 4.457s, 2046	529,000	504,111

COMM Mortgage Trust
FRB Ser. 07-C9, Class F, 5.796s, 2049	1,138,000	1,140,802
Ser. 06-C8, Class AJ, 5.377s, 2046	2,144,000	2,166,360

COMM Mortgage Trust 144A
FRB Ser. 13-LC6, Class D, 4.287s, 2046	475,000	443,681
Ser. 13-LC13, Class E, 3.719s, 2046	1,331,000	1,006,132
Ser. 14-CR18, Class E, 3.6s, 2047	1,371,000	1,001,876
FRB Ser. 07-C9, Class AJFL, 0.879s, 2049	642,000	628,030

Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5,
Class AX, IO, 0.716s, 2039	46,082,233	325,520

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038 (Cayman Islands)	1,245,224	622,612

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1,
Class D, 3.802s, 2050	1,071,000	939,097

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D,
5.422s, 2044	909,000	952,117

FFCA Secured Franchise Loan Trust 144A FRB Ser. 00-1,
Class X, IO, 0.971s, 2020	3,955,244	60,436

First Union Commercial Mortgage Trust 144A Ser. 99-C1,
Class G, 5.35s, 2035	891,000	724,925

GCCFC Commercial Mortgage Trust
FRB Ser. 05-GG3, Class E, 5.087s, 2042	1,127,000	1,124,408
FRB Ser. 05-GG3, Class D, 4.986s, 2042	1,937,000	1,938,881

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1,
Class AJ, 5.275s, 2044	3,287,000	3,287,000

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3,
Class B, 4.965s, 2041	559,707	577,724

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.414s, 2046	1,084,000	1,034,266
FRB Ser. 05-GG4, Class XC, IO, 0 5/8s, 2039	13,080,317	26,161

Premier Income Trust 29

MORTGAGE-BACKED SECURITIES (46.4%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.632s, 2045	$156,000	$162,830
FRB Ser. 13-GC16, Class E, 5.316s, 2046	1,693,000	1,618,614
Ser. 11-GC3, Class E, 5s, 2044	1,347,000	1,291,547
FRB Ser. 14-GC18, Class D, 4.948s, 2047	3,103,000	2,956,641

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.562s, 2046	1,000,000	908,541
FRB Ser. 14-C18, Class E, 4.31s, 2047	914,000	742,106
FRB Ser. 14-C25, Class D, 3.95s, 2047	2,436,000	2,121,548
Ser. 14-C25, Class E, 3.332s, 2047	1,823,000	1,289,597

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.076s, 2051	2,299,000	2,371,074
FRB Ser. 06-LDP7, Class B, 5.905s, 2045	1,231,000	898,934
FRB Ser. 06-LDP6, Class B, 5.561s, 2043	1,841,000	1,843,235
Ser. 06-LDP8, Class B, 5.52s, 2045	460,000	460,501
FRB Ser. 05-LDP2, Class E, 4.981s, 2042	1,965,000	1,969,844
FRB Ser. 13-C10, Class D, 4.157s, 2047	1,761,000	1,655,810

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.176s, 2051	1,904,000	1,832,257
FRB Ser. 11-C3, Class F, 5.567s, 2046	953,000	962,374
FRB Ser. 12-C8, Class E, 4.665s, 2045	536,000	525,474
FRB Ser. 13-C13, Class D, 4.056s, 2046	777,000	727,306
Ser. 13-C13, Class E, 3.986s, 2046	1,537,000	1,261,900
Ser. 13-C10, Class E, 3 1/2s, 2047	1,865,000	1,503,750
FRB Ser. 13-LC11, Class E, 3 1/4s, 2046	1,249,000	975,219
FRB Ser. 07-CB20, Class X1, IO, 0.315s, 2051	91,731,349	586,530

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031	763,507	803,591
Ser. 98-C4, Class J, 5.6s, 2035	965,000	1,012,189

LB-UBS Commercial Mortgage Trust
Ser. 06-C3, Class AJ, 5.72s, 2039	1,031,000	1,048,702
Ser. 06-C6, Class E, 5.541s, 2039	1,750,000	1,738,275
Ser. 06-C6, Class D, 5.502s, 2039	3,168,000	3,132,360
Ser. 07-C1, Class AJ, 5.484s, 2040	188,000	189,530
FRB Ser. 06-C6, Class C, 5.482s, 2039	2,523,000	2,463,861
Ser. 06-C1, Class AJ, 5.276s, 2041	944,000	950,646
Ser. 04-C8, Class E, 4.986s, 2039	570,046	564,345

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C,
3.447s, 2048	977,000	853,820

Merrill Lynch Mortgage Investors Trust FRB Ser. 96-C2, Class JS,
IO, zero %, 2028	10,796	1

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.266s, 2051	917,000	989,626
FRB Ser. 05-CIP1, Class B, 5.307s, 2038	1,205,000	1,193,226
Ser. 04-KEY2, Class D, 5.046s, 2039	2,993,000	2,993,000

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class X, IO, 8.867s, 2037	69,925	4,461
FRB Ser. 07-C5, Class X, IO, 5.501s, 2049	2,016,377	226,842

30 Premier Income Trust

MORTGAGE-BACKED SECURITIES (46.4%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
ML-CFC Commercial Mortgage Trust Ser. 06-3, Class AJ,
5.485s, 2046	$1,969,000	$1,993,416

ML-CFC Commercial Mortgage Trust 144A Ser. 06-4,
Class AJFX, 5.147s, 2049	893,000	885,927

Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 14-C17, Class D, 4.698s, 2047	973,000	914,075
FRB Ser. 13-C10, Class E, 4.082s, 2046	1,496,000	1,253,708
Ser. 14-C17, Class E, 3 1/2s, 2047	1,673,000	1,211,790
Ser. 14-C19, Class D, 3 1/4s, 2047	1,200,000	983,514

Morgan Stanley Capital I Trust
Ser. 06-HQ9, Class C, 5.842s, 2044	2,480,000	2,551,692
Ser. 07-HQ11, Class C, 5.558s, 2044	2,551,000	2,550,770
FRB Ser. 06-HQ8, Class D, 5.413s, 2044	1,715,000	1,708,963

Morgan Stanley Capital I Trust 144A FRB Ser. 08-T29, Class F,
6.268s, 2043	798,000	785,551

Morgan Stanley Capital I, Inc. 144A FRB Ser. 04-RR, Class F7,
9.572s, 2039	2,078,848	1,963,222

STRIPS III, Ltd. 144A FRB Ser. 03-1A, Class N, 5s, 2018
(Cayman Islands)	376,000	75,200

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038	1,133,855	283,464

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 13-C6,
Class D, 4.35s, 2046	841,000	800,733

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 5.997s, 2045	3,584,000	3,595,254
FRB Ser. 06-C25, Class AJ, 5.714s, 2043	1,165,000	1,188,300
Ser. 06-C24, Class AJ, 5.658s, 2045	1,025,000	1,033,815
FRB Ser. 07-C34, IO, 0.303s, 2046	26,649,588	199,872

Wachovia Bank Commercial Mortgage Trust 144A FRB
Ser. 04-C15, Class G, 5.395s, 2041	1,500,000	1,443,090

Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 12-LC5, Class E, 4.777s, 2045	1,094,000	1,039,628
FRB Ser. 13-LC12, Class D, 4.3s, 2046	592,000	562,527
Ser. 14-LC18, Class D, 3.957s, 2047	1,734,000	1,452,225

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.635s, 2044	122,000	129,889
Ser. 12-C6, Class E, 5s, 2045	1,243,000	1,102,193
Ser. 11-C4, Class F, 5s, 2044	1,993,000	1,895,740
FRB Ser. 14-C19, Class E, 4.971s, 2047	2,746,000	2,296,185
FRB Ser. 13-C18, Class D, 4.671s, 2046	924,000	903,697
FRB Ser. 13-C15, Class D, 4.481s, 2046	1,189,000	1,134,533
Ser. 14-C19, Class D, 4.234s, 2047	1,542,000	1,410,284
Ser. 13-C12, Class E, 3 1/2s, 2048	1,628,000	1,298,446

125,880,804
Residential mortgage-backed securities (non-agency) (11.5%)
Banc of America Funding Trust FRB Ser. 14-R7, Class 3A2,
2 5/8s, 2036	315,000	252,000

Banc of America Funding Trust 144A FRB Ser. 15-R2, Class 7A2,
0.471s, 2036	901,748	685,328

Premier Income Trust	31

MORTGAGE-BACKED SECURITIES (46.4%)* cont.		Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
BCAP, LLC Trust
FRB Ser. 15-RR5, Class 2A3, 1.226s, 2046		$1,380,000	$1,070,880
FRB Ser. 12-RR5, Class 4A8, 0.357s, 2035		900,000	819,651

BCAP, LLC Trust 144A
FRB Ser. 12-RR2, Class 5A12, 6.159s, 2036		1,350,000	1,286,550
FRB Ser. 13-RR1, Class 9A4, 5.54s, 2036		588,226	594,697
FRB Ser. 09-RR5, Class 7A2, 5 1/2s, 2035		1,450,000	1,249,175
FRB Ser. 12-RR12, Class 4A7, 2.808s, 2036		1,250,000	1,159,625
FRB Ser. 11-RR2, Class 2A7, 2.694s, 2036		2,336,233	1,630,387
FRB Ser. 15-RR2, Class 26A2, 2 5/8s, 2036		528,000	469,392
FRB Ser. 09-RR11, Class 2A2, 2.41s, 2035		1,970,000	1,792,700

Bear Stearns Asset Backed Securities I Trust
FRB Ser. 04-FR3, Class M6, 5.062s, 2034		76,336	51,141
FRB Ser. 05-HE5, Class M3, 1.267s, 2035		2,017,000	1,653,940

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M2, 4.489s,
2025 (Bermuda)		1,062,000	1,062,000

Citigroup Mortgage Loan Trust 144A
FRB Ser. 10-7, Class 3A5, 5 7/8s, 2035		1,637,894	1,687,743
FRB Ser. 12-4, Class 3A2, 2.65s, 2036		1,651,452	1,461,618

Countrywide Alternative Loan Trust
FRB Ser. 05-76, Class 2A1, 1.17s, 2036		871,503	767,262
FRB Ser. 05-38, Class A3, 0.541s, 2035		2,704,917	2,342,999
FRB Ser. 05-59, Class 1A1, 0.521s, 2035		4,748,094	3,836,103
FRB Ser. 05-62, Class 1A1, 0.491s, 2035		1,957,944	1,619,356
FRB Ser. 06-OC2, Class 2A3, 0.481s, 2036		811,676	730,509

Countrywide Asset-Backed Certificates Trust
Ser. 05-3, Class MF1, 5.272s, 2035		781,622	717,271
FRB Ser. 05-14, Class M3, 0.681s, 2036		1,410,000	987,000
FRB Ser. 05-16, Class MV2, 0.667s, 2036		950,000	713,954

CSMC Trust 144A
FRB Ser. 11-6R, Class 3A6, 3.033s, 2036		3,200,000	2,966,948
FRB Ser. 13-2R, Class 4A2, 2.431s, 2036		2,917,880	2,324,734

Federal Home Loan Mortgage Corporation Structured Agency
Credit Risk Debt Notes
FRB Ser. 15-DN1, Class B, 11.691s, 2025		2,749,177	3,245,665
Ser. 15-DNA2, Class B, 7.737s, 2027		1,480,000	1,518,184

Federal Home Loan Mortgage Corporation Structured
Agency Credit Risk Debt Notes FRB Ser. 15-DNA1, Class B,
9.391s, 2027 F		680,000	807,618

First Franklin Mortgage Loan Trust FRB Ser. 05-FF4, Class M4,
0.841s, 2035		3,442,000	2,654,815

Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 3.07s, 2043 (United Kingdom)	GBP	746,898	1,185,056
FRB Ser. 03-2, Class 2C1, 2.852s, 2043 (United Kingdom)	EUR	2,002,000	2,216,287

Green Tree Home Improvement Loan Trust Ser. 95-F,
Class B2, 7.1s, 2021		$1,903	1,901

GreenPoint Mortgage Funding Trust FRB Ser. 05-HY1, Class M1,
0.741s, 2035		1,563,637	1,143,331

GSAA Home Equity Trust FRB Ser. 05-9, Class M1, 0.671s, 2035		3,300,000	2,695,770

32 Premier Income Trust

MORTGAGE-BACKED SECURITIES (46.4%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
GSAA Trust FRB Ser. 05-8, Class M1, 0.681s, 2035	$1,000,000	$750,100

GSAMP Trust FRB Ser. 06-NC1, Class M1, 0.551s, 2036	1,682,000	1,217,583

JPMorgan Mortgage Acquisition Trust FRB Ser. 06-CH1,
Class M3, 0.504s, 2036	2,000,000	1,395,000

Morgan Stanley Resecuritization Trust 144A
Ser. 15-R4, Class CB2, 0.598s, 2047	860,000	619,630
Ser. 15-R4, Class CB3, 0.598s, 2047	160,000	78,658

MortgageIT Trust
FRB Ser. 05-3, Class M2, 0.721s, 2035	787,132	694,199
FRB Ser. 05-3, Class A2, 0.541s, 2035	925,922	830,645

Nationstar HECM Loan Trust 144A Ser. 15-1A, Class A,
3.844s, 2018	720,681	720,681

Nomura Resecuritization Trust 144A FRB Ser. 14-7R, Class 2A3,
0.387s, 2035	1,593,230	1,338,313

Residential Asset Mortgage Products Trust FRB Ser. 05-EFC2,
Class M6, 0.901s, 2035	900,000	713,066

Structured Asset Securities Corp. Mortgage Loan Trust FRB
Ser. 05-WF3, Class M3, 0.771s, 2035	1,799,782	1,354,336

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR19, Class A1C3, 0.691s, 2045	4,683,264	4,121,273
FRB Ser. 05-AR13, Class A1C3, 0.681s, 2045	7,467,592	6,485,692
FRB Ser. 05-AR8, Class 2AC2, 0.651s, 2045	2,256,594	2,005,004
FRB Ser. 05-AR13, Class A1B2, 0.621s, 2045	1,588,201	1,425,410
FRB Ser. 05-AR17, Class A1B2, 0.601s, 2045	1,417,652	1,226,269
FRB Ser. 05-AR19, Class A1C4, 0.591s, 2045	1,398,124	1,223,918
FRB Ser. 05-AR8, Class 2AC3, 0.581s, 2045	784,919	693,480
FRB Ser. 05-AR6, Class 2A1C, 0.531s, 2045	1,003,429	898,008

		77,192,855

Total mortgage-backed securities (cost $300,622,657)		$311,124,754

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (40.7%)*	Principal amount	Value

U.S. Government Agency Mortgage Obligations (40.7%)
Federal National Mortgage Association Pass-Through Certificates
5 1/2s, TBA, August 1, 2045	$5,000,000	$5,615,625
4 1/2s, TBA, August 1, 2045	16,000,000	17,357,501
4s, TBA, August 1, 2045	5,000,000	5,318,750
3 1/2s, TBA, August 1, 2045	85,000,000	88,200,777
3s, TBA, September 1, 2045	21,000,000	21,067,265
3s, TBA, August 1, 2045	134,000,000	134,806,090

		272,366,008

Total U.S. government and agency mortgage obligations (cost $270,273,478)		$272,366,008

CORPORATE BONDS AND NOTES (32.6%)*	Principal amount	Value

Basic materials (3.1%)
A Schulman, Inc. 144A company guaranty sr. unsec. unsub.
notes 6 7/8s, 2023	$529,000	$535,613

ArcelorMittal SA sr. unsec. bonds 10.6s, 2019 (France)	596,000	710,730

Premier Income Trust 33

CORPORATE BONDS AND NOTES (32.6%)* cont.	Principal amount	Value

Basic materials cont.
ArcelorMittal SA sr. unsec. unsub. bonds 6 1/8s, 2025 (France)	$207,000	$197,168

ArcelorMittal SA sr. unsec. unsub. notes 7 3/4s, 2039 (France)	265,000	255,725

Boise Cascade Co. company guaranty sr. unsec. notes
6 3/8s, 2020	625,000	657,031

Builders FirstSource, Inc. 144A company guaranty sr. unsec.
notes 10 3/4s, 2023	245,000	252,350

Celanese US Holdings, LLC company guaranty sr. unsec. unsub.
notes 4 5/8s, 2022 (Germany)	340,000	333,200

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)	430,000	455,800

Cemex Finance, LLC 144A company guaranty sr. notes 6s,
2024 (Mexico)	485,000	487,498

Cemex SAB de CV 144A company guaranty sr. notes 6 1/2s,
2019 (Mexico)	420,000	437,199

Cemex SAB de CV 144A company guaranty sr. notes 5.7s,
2025 (Mexico)	250,000	242,500

Chemours Co. (The) 144A sr. unsec. notes 7s, 2025	150,000	131,579

Chemours Co. (The) 144A sr. unsec. notes 6 5/8s, 2023	296,000	260,480

Compass Minerals International, Inc. 144A company guaranty sr.
unsec. notes 4 7/8s, 2024	486,000	476,280

Coveris Holdings SA 144A company guaranty sr. unsec. notes
7 7/8s, 2019 (Luxembourg)	450,000	444,375

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub.
notes 8s, 2021	692,000	705,840

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s,
2020 (Canada)	79,000	71,495

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec.
notes 7 1/4s, 2022 (Canada)	463,000	343,778

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec.
notes 7s, 2021 (Canada)	118,000	89,680

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020	681,000	726,968

HD Supply, Inc. company guaranty sr. unsec. unsub. notes
11 1/2s, 2020	357,000	414,788

Hexion U.S. Finance Corp. company guaranty sr. notes
6 5/8s, 2020	318,000	291,368

HudBay Minerals, Inc. company guaranty sr. unsec. notes
9 1/2s, 2020 (Canada)	730,000	720,875

Huntsman International, LLC company guaranty sr. unsec.
unsub. notes 4 7/8s, 2020	585,000	573,300

Huntsman International, LLC 144A company guaranty sr. unsec.
unsub. notes 5 1/8s, 2022	100,000	96,500

INEOS Group Holdings SA 144A company guaranty sr. unsec.
notes 6 1/8s, 2018 (Luxembourg)	615,000	624,994

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019	615,000	651,900

JMC Steel Group, Inc. 144A sr. unsec. notes 8 1/4s, 2018	207,000	183,713

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub.
notes 7 1/2s, 2020	526,000	557,560

Mercer International, Inc. company guaranty sr. unsec. notes
7 3/4s, 2022 (Canada)	367,000	388,103

Momentive Performance Materials, Inc. company guaranty sr.
notes 3.88s, 2021	346,000	300,155

34 Premier Income Trust

CORPORATE BONDS AND NOTES (32.6%)* cont.	Principal amount	Value

Basic materials cont.
Momentive Performance Materials, Inc. escrow company
guaranty sr. notes 8 7/8s, 2020 F	$346,000	$3

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)	187,000	166,430

Norbord, Inc. 144A company guaranty sr. notes 6 1/4s,
2023 (Canada)	320,000	328,302

NOVA Chemicals Corp. 144A sr. unsec. notes 5s, 2025 (Canada)	95,000	94,050

Pactiv, LLC sr. unsec. unsub. notes 7.95s, 2025	245,000	235,200

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s,
2017 (Sweden)	653,000	675,855

Platform Specialty Products Corp. 144A sr. unsec. notes
6 1/2s, 2022	357,000	366,818

PQ Corp. 144A sr. notes 8 3/4s, 2018	315,000	319,725

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A
company guaranty sr. unsec. notes 10s, 2020	225,000	243,000

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty
sr. notes 9s, 2017	540,000	533,250

SBA Communications Corp. sr. sub. unsec. notes 4 7/8s, 2022	420,000	413,700

Sealed Air Corp. 144A company guaranty sr. unsec. notes
6 7/8s, 2033	502,000	512,040

Sealed Air Corp. 144A sr. unsec. bonds 5 1/2s, 2025	105,000	107,231

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020	247,000	274,170

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023	320,000	320,800

Sealed Air Corp. 144A sr. unsec. notes 5 1/8s, 2024	180,000	182,250

Sealed Air Corp. 144A sr. unsec. notes 4 7/8s, 2022	129,000	129,484

Smurfit Kappa Acquisitions 144A company guaranty sr. notes
4 7/8s, 2018 (Ireland)	200,000	211,500

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr.
unsub. notes 7 1/2s, 2025 (Ireland)	278,000	345,415

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
6 3/8s, 2022	75,000	78,188

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
6 1/8s, 2019	95,000	99,750

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
5 1/2s, 2024	110,000	108,900

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
5 1/4s, 2023	45,000	44,100

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
5 1/8s, 2021	70,000	69,825

TMS International Corp. 144A company guaranty sr. unsec.
notes 7 5/8s, 2021	142,000	137,385

TPC Group, Inc. 144A company guaranty sr. notes 8 3/4s, 2020	334,000	299,765

Univar, Inc. 144A sr. unsec. notes 6 3/4s, 2023	120,000	120,600

USG Corp. 144A company guaranty sr. unsec. notes
5 7/8s, 2021	285,000	296,756

USG Corp. 144A company guaranty sr. unsec. notes
5 1/2s, 2025	266,000	266,665

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec.
bonds 6s, 2023	125,000	117,656

Premier Income Trust 35

CORPORATE BONDS AND NOTES (32.6%)* cont.		Principal amount	Value

Basic materials cont.
WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes
5 5/8s, 2024		$476,000	$485,520

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes
5 1/8s, 2021		553,000	558,530

20,761,408
Capital goods (2.3%)
ADS Waste Holdings, Inc. company guaranty sr. unsec. notes
8 1/4s, 2020		1,115,000	1,165,175

American Axle & Manufacturing, Inc. company guaranty sr.
unsec. notes 7 3/4s, 2019		974,000	1,098,185

Amstead Industries, Inc. 144A company guaranty sr. unsec.
notes 5 3/8s, 2024		280,000	277,200

Amstead Industries, Inc. 144A company guaranty sr. unsec.
notes 5s, 2022		415,000	413,963

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes
6 1/2s, 2023 (Canada)		315,000	318,938

Belden, Inc. 144A company guaranty sr. unsec. sub. notes
5 1/4s, 2024		524,000	514,830

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022		240,000	242,400

Berry Plastics Corp. company guaranty unsub. notes
5 1/8s, 2023		154,000	151,305

Bombardier, Inc. 144A sr. unsec. notes 7 1/2s, 2025 (Canada)		575,000	475,813

Briggs & Stratton Corp. company guaranty sr. unsec. notes
6 7/8s, 2020		553,000	602,770

Crown Americas, LLC/Crown Americas Capital Corp.
IV company guaranty sr. unsec. notes 4 1/2s, 2023		438,000	424,860

Crown Cork & Seal Co., Inc. sr. unsec. bonds 7 3/8s, 2026		145,000	161,675

DH Services Luxembourg Sarl 144A company guaranty sr.
unsec. notes 7 3/4s, 2020 (Luxembourg)		437,000	453,388

Gates Global, LLC/Gates Global Co. 144A sr. unsec.
notes 6s, 2022		818,000	724,953

Huntington Ingalls Industries, Inc. 144A company guaranty sr.
unsec. notes 5s, 2021		195,000	200,363

KION Finance SA 144A sr. unsub. notes 6 3/4s,
2020 (Luxembourg)	EUR	145,000	167,949

KLX, Inc. 144A company guaranty sr. unsec. unsub. notes
5 7/8s, 2022		$591,000	593,955

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)		158,000	213,941

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes
5 7/8s, 2022		605,000	649,241

MasTec, Inc. company guaranty sr. unsec. unsub. notes
4 7/8s, 2023		515,000	449,338

Moog, Inc. 144A company guaranty sr. unsec. notes
5 1/4s, 2022		315,000	318,150

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020		410,000	432,550

Omega US Sub, LLC 144A sr. unsec. notes 8 3/4s, 2023		365,000	354,050

Oshkosh Corp. company guaranty sr. sub. unsec. notes
5 3/8s, 2025		215,000	212,313

Oshkosh Corp. company guaranty sr. unsec. notes 5 3/8s, 2022		744,000	741,210

Owens-Brockway Glass Container, Inc. 144A company guaranty
sr. unsec. notes 5 3/8s, 2025		350,000	347,375

36 Premier Income Trust

CORPORATE BONDS AND NOTES (32.6%)* cont.		Principal amount	Value

Capital goods cont.
Pittsburgh Glass Works, LLC 144A company guaranty sr.
notes 8s, 2018		$624,000	$653,640

Rexam PLC unsec. sub. FRB 6 3/4s, 2067 (United Kingdom)	EUR	135,000	151,051

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/
Reynolds Group Issuer Lu company guaranty sr. unsec. unsub.
notes 8 1/4s, 2021 (New Zealand)		$845,000	876,688

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021		662,000	664,483

TransDigm, Inc. company guaranty sr. unsec. sub. notes
7 1/2s, 2021		105,000	112,455

TransDigm, Inc. company guaranty sr. unsec. sub. notes
6 1/2s, 2024		95,000	95,475

TransDigm, Inc. company guaranty sr. unsec. sub. notes
5 1/2s, 2020		570,000	569,202

ZF North America Capital, Inc. 144A company guaranty sr.
unsec. unsub. notes 4 3/4s, 2025		540,000	527,850

ZF North America Capital, Inc. 144A company guaranty sr.
unsec. unsub. notes 4 1/2s, 2022		330,000	325,050

15,681,784
Communication services (3.7%)
Altice Financing SA 144A company guaranty sr. notes 6 5/8s,
2023 (Luxembourg)		400,000	412,000

Altice SA 144A company guaranty sr. notes 7 3/4s,
2022 (Luxembourg)		1,000,000	1,000,000

Altice SA 144A company guaranty sr. unsec. notes 7 5/8s,
2025 (Luxembourg)		550,000	539,000

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017		472,000	518,610

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020		400,000	436,000

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018		45,000	48,656

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. notes 6 1/2s, 2021		223,000	232,478

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. notes 5 1/4s, 2022		618,000	624,180

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. unsub. bonds 5 1/8s, 2023		820,000	811,800

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023		378,000	378,945

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020		95,000	97,009

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023 R		697,000	730,108

Crown Castle International Corp. sr. unsec. unsub. notes
4 7/8s, 2022 R		205,000	210,381

CSC Holdings, LLC sr. unsec. unsub. bonds 5 1/4s, 2024		300,000	277,875

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021		170,000	176,375

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6 3/4s,
2023 (Jamaica)		610,000	584,075

DISH DBS Corp. company guaranty sr. unsec. unsub. notes
5 7/8s, 2024		430,000	417,100

Frontier Communications Corp. sr. unsec. notes 6 1/4s, 2021		160,000	147,600

Frontier Communications Corp. sr. unsec. unsub. notes
7 5/8s, 2024		115,000	103,788

Intelsat Jackson Holdings SA company guaranty sr. unsec.
bonds 6 5/8s, 2022 (Bermuda)		190,000	173,375

Premier Income Trust	37

CORPORATE BONDS AND NOTES (32.6%)* cont.		Principal amount	Value

Communication services cont.
Intelsat Jackson Holdings SA company guaranty sr. unsec. notes
7 1/2s, 2021 (Bermuda)		$323,000	$321,385

Intelsat Luxembourg SA company guaranty sr. unsec. bonds
8 1/8s, 2023 (Luxembourg)		278,000	221,010

Intelsat Luxembourg SA company guaranty sr. unsec. bonds
7 3/4s, 2021 (Luxembourg)		532,000	422,940

Level 3 Communications, Inc. sr. unsec. unsub. notes
5 3/4s, 2022		140,000	141,050

Level 3 Financing, Inc. company guaranty sr. unsec. unsub.
notes 7s, 2020		44,000	46,420

Level 3 Financing, Inc. company guaranty sr. unsec. unsub.
notes 6 1/8s, 2021		150,000	157,313

Level 3 Financing, Inc. company guaranty sr. unsec. unsub.
notes 5 3/8s, 2022		475,000	479,750

Numericable Group SA 144A sr. bonds 6 1/4s, 2024 (France)		450,000	456,750

Numericable Group SA 144A sr. notes 6s, 2022 (France)		1,075,000	1,093,813

Numericable-SFR 144A sr. bonds 5 5/8s, 2024 (France)	EUR	110,000	124,583

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s,
2023 (Canada)		$413,000	419,278

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		382,000	437,390

SBA Telecommunications, Inc. company guaranty sr. unsec.
unsub. notes 5 3/4s, 2020		125,000	130,625

Sprint Capital Corp. company guaranty 6 7/8s, 2028		745,000	631,388

Sprint Communications, Inc. sr. unsec. unsub. notes
8 3/8s, 2017		695,000	734,963

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020		238,000	228,480

Sprint Communications, Inc. 144A company guaranty sr. unsec.
notes 9s, 2018		656,000	734,720

Sprint Corp. company guaranty sr. unsec. notes 7 7/8s, 2023		929,000	890,679

Sprint Corp. company guaranty sr. unsec. notes 7 1/4s, 2021		465,000	444,656

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
6 5/8s, 2023		855,000	909,506

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
6.464s, 2019		175,000	180,469

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
6 3/8s, 2025		320,000	335,600

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
6 1/4s, 2021		480,000	502,800

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
6 1/8s, 2022		455,000	475,475

T-Mobile USA, Inc. company guaranty sr. unsec. unsub.
notes 6s, 2023		291,000	303,368

Telenet Finance V Luxembourg SCA 144A sr. notes 6 3/4s,
2024 (Luxembourg)	EUR	680,000	818,195

Telenet Finance V Luxembourg SCA 144A sr. notes 6 1/4s,
2022 (Luxembourg)	EUR	200,000	237,497

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
company guaranty sr. notes 5 5/8s, 2023 (Germany)	EUR	219,600	261,676

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
company guaranty sr. notes Ser. REGS, 5 3/4s, 2023 (Germany)	EUR	233,100	277,762

38 Premier Income Trust

CORPORATE BONDS AND NOTES (32.6%)* cont.		Principal amount	Value

Communication services cont.
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
144A company guaranty sr. notes 5 1/8s, 2023 (Germany)	EUR	481,500	$561,525

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s,
2022 (Canada)		$662,000	671,930

Virgin Media Secured Finance PLC 144A sr. notes 6s, 2021
(United Kingdom)	GBP	481,500	784,283

West Corp. 144A company guaranty sr. unsec. notes
5 3/8s, 2022		$609,000	579,311

WideOpenWest Finance, LLC/WideOpenWest Capital Corp.
company guaranty sr. unsec. notes 10 1/4s, 2019		811,000	858,808

Wind Acquisition Finance SA 144A company guaranty sr. notes
4s, 2020 (Luxembourg)	EUR	290,000	325,079

Wind Acquisition Finance SA 144A company guaranty sr. unsec.
bonds 7 3/8s, 2021 (Luxembourg)		$225,000	238,500

Windstream Holdings, Inc. company guaranty sr. unsec. unsub.
notes 7 3/4s, 2021		254,000	214,630

Windstream Holdings, Inc. company guaranty sr. unsec. unsub.
notes 6 3/8s, 2023		239,000	185,225

Ziggo Bond Finance BV 144A sr. unsec. notes 4 5/8s,
2025 (Netherlands)	EUR	115,000	124,399

24,882,586
Consumer cyclicals (5.5%)
AMC Entertainment, Inc. company guaranty sr. unsec. sub.
notes 5 7/8s, 2022		$255,000	260,738

AMC Entertainment, Inc. 144A sr. unsec. notes 5 3/4s, 2025		240,000	238,800

American Tire Distributors, Inc. 144A sr. unsec. sub. notes
10 1/4s, 2022		385,000	401,363

Autonation, Inc. company guaranty sr. unsec. unsub. notes
5 1/2s, 2020		512,000	559,360

Bon-Ton Department Stores, Inc. (The) company guaranty notes
10 5/8s, 2017		430,000	425,700

Bon-Ton Department Stores, Inc. (The) company guaranty
notes 8s, 2021		222,000	166,500

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes
6 7/8s, 2023		344,000	357,760

Brookfield Residential Properties, Inc. 144A company guaranty
sr. unsec. notes 6 1/2s, 2020 (Canada)		535,000	540,350

Brookfield Residential Properties, Inc./Brookfield Residential
US Corp. 144A company guaranty sr. unsec. notes 6 1/8s,
2022 (Canada)		225,000	220,500

Building Materials Corp. of America 144A sr. unsec. notes
6 3/4s, 2021		360,000	378,000

Building Materials Corp. of America 144A sr. unsec. notes
5 3/8s, 2024		570,000	571,368

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management
Corp. company guaranty sr. unsec. notes 5 3/8s, 2024		100,000	102,268

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management
Corp. company guaranty sr. unsec. notes 5 1/4s, 2021		235,000	243,507

Cinemark USA, Inc. company guaranty sr. unsec. notes
5 1/8s, 2022		165,000	165,825

Cinemark USA, Inc. company guaranty sr. unsec. notes
4 7/8s, 2023		140,000	137,725

Premier Income Trust 39

CORPORATE BONDS AND NOTES (32.6%)* cont.		Principal amount	Value

Consumer cyclicals cont.
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes
7 3/8s, 2021		$83,000	$87,980

Clear Channel Worldwide Holdings, Inc. company guaranty sr.
unsec. notes 7 5/8s, 2020		298,000	312,900

Clear Channel Worldwide Holdings, Inc. company guaranty sr.
unsec. unsub. notes 6 1/2s, 2022		865,000	901,763

Cumulus Media Holdings, Inc. company guaranty sr. unsec.
unsub. notes 7 3/4s, 2019		254,000	222,568

Dana Holding Corp. sr. unsec. notes 5 1/2s, 2024		235,000	231,475

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023		979,000	1,008,370

Eldorado Resorts, Inc. 144A sr. unsec. notes 7s, 2023		440,000	441,100

Family Tree Escrow, LLC 144A sr. unsec. unsub. notes
5 3/4s, 2023		155,000	163,525

Family Tree Escrow, LLC 144A sr. unsec. unsub. notes
5 1/4s, 2020		105,000	110,775

FCA US, LLC/CG Co-Issuer, Inc. company guaranty notes
8 1/4s, 2021		705,000	764,044

Gannett Co., Inc. company guaranty sr. unsec. bonds
5 1/8s, 2019		8,000	8,340

General Motors Co. sr. unsec. unsub. notes 5.2s, 2045		80,000	77,414

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018		313,000	311,435

GLP Capital LP/GLP Financing II, Inc. company guaranty sr.
unsec. notes 4 7/8s, 2020		400,000	412,500

GLP Capital LP/GLP Financing II, Inc. company guaranty sr.
unsec. notes 4 3/8s, 2018		145,000	150,075

Gray Television, Inc. company guaranty sr. unsec. notes
7 1/2s, 2020		616,000	652,190

Great Canadian Gaming Corp. 144A company guaranty sr.
unsec. notes 6 5/8s, 2022 (Canada)	CAD	600,000	479,413

Grupo Televisa SAB sr. unsec. bonds 6 5/8s, 2040 (Mexico)		$195,000	225,615

Grupo Televisa SAB sr. unsec. unsub. notes Ser. EMTN, 7 1/4s,
2043 (Mexico)	MXN	6,600,000	344,765

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021		$842,000	892,520

Igloo Holdings Corp. 144A sr. unsec. unsub. notes
8 1/4s, 2017 ‡‡		245,000	248,981

iHeartCommunications, Inc. company guaranty sr.
notes 9s, 2021		615,000	556,575

iHeartCommunications, Inc. company guaranty sr.
notes 9s, 2019		741,000	712,286

Interactive Data Corp. 144A company guaranty sr. unsec. notes
5 7/8s, 2019		98,000	99,348

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes
5 7/8s, 2021		355,000	368,313

JC Penney Corp, Inc. company guaranty sr. unsec. bonds
8 1/8s, 2019		168,000	167,160

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes
5.65s, 2020		71,000	63,900

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes
9 3/4s, 2019 ‡‡		280,000	240,100

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019		535,000	505,575

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021		457,000	515,839

40 Premier Income Trust

CORPORATE BONDS AND NOTES (32.6%)* cont.	Principal amount	Value

Consumer cyclicals cont.
L Brands, Inc. sr. unsec. notes 5 5/8s, 2022	$190,000	$204,488

Lamar Media Corp. company guaranty sr. sub. notes
5 7/8s, 2022	130,000	135,525

Lamar Media Corp. company guaranty sr. unsec. notes
5 3/8s, 2024	187,000	190,740

Lender Processing Services, Inc./Black Knight Lending
Solutions, Inc. company guaranty sr. unsec. unsub. notes
5 3/4s, 2023	374,000	396,440

Lennar Corp. company guaranty sr. unsec. unsub. notes
4 3/4s, 2022	580,000	581,450

Lennar Corp. company guaranty sr. unsec. unsub. notes
4 1/2s, 2019	200,000	206,500

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018	256,000	263,680

Masonite International Corp. 144A company guaranty sr. unsec.
notes 5 5/8s, 2023	175,000	180,250

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s,
2020 (Canada)	640,000	620,800

Media General Financing Sub, Inc. 144A sr. unsec. notes
5 7/8s, 2022	95,000	96,663

MGM Resorts International company guaranty sr. unsec. notes
6 3/4s, 2020	410,000	438,700

MGM Resorts International company guaranty sr. unsec. notes
5 1/4s, 2020	378,000	382,725

MGM Resorts International company guaranty sr. unsec. unsub.
notes 6 5/8s, 2021	348,000	368,880

Navistar International Corp. sr. notes 8 1/4s, 2021	265,000	248,438

Neiman Marcus Group, LLC (The) company guaranty sr. notes
7 1/8s, 2028	260,000	258,700

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec.
notes 8 3/4s, 2021 ‡‡	721,000	773,273

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec.
notes 8s, 2021	220,000	233,200

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr.
unsec. notes 5 1/2s, 2021 (Luxembourg)	598,000	612,950

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021	371,000	396,970

Outfront Media Capital, LLC/Outfront Media Capital Corp.
company guaranty sr. unsec. notes 5 7/8s, 2025	315,000	323,663

Outfront Media Capital, LLC/Outfront Media Capital Corp.
company guaranty sr. unsec. notes 5 5/8s, 2024	459,000	467,033

Owens Corning company guaranty sr. unsec. notes 9s, 2019	211,000	250,986

Owens Corning company guaranty sr. unsec. unsub.
notes 4.2s, 2024	390,000	386,859

Penn National Gaming, Inc. sr. unsec. notes 5 7/8s, 2021	513,000	523,260

Penske Automotive Group, Inc. company guaranty sr. unsec.
sub. notes 5 3/4s, 2022	439,000	457,109

Penske Automotive Group, Inc. company guaranty sr. unsec.
sub. notes 5 3/8s, 2024	330,000	332,475

Petco Animal Supplies, Inc. 144A company guaranty sr. unsec.
notes 9 1/4s, 2018	235,000	244,988

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes
7 7/8s, 2032	265,000	304,750

Premier Income Trust	41

CORPORATE BONDS AND NOTES (32.6%)* cont.		Principal amount	Value

Consumer cyclicals cont.
Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023		$388,000	$391,880

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022		80,000	82,000

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
144A sr. notes 9 1/2s, 2019		80,000	83,600

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes
12 1/8s, 2018		555,000	589,688

Sabre GLBL, Inc. 144A company guaranty sr. notes 5 3/8s, 2023		365,000	363,175

Scientific Games Corp. company guaranty sr. unsec. sub. notes
8 1/8s, 2018		122,000	117,730

Scientific Games International, Inc. company guaranty sr. unsec.
notes 10s, 2022		680,000	660,450

Scientific Games International, Inc. company guaranty sr. unsec.
sub. notes 6 1/4s, 2020		115,000	91,535

Scientific Games International, Inc. 144A company guaranty sr.
notes 7s, 2022		345,000	357,506

Sinclair Television Group, Inc. company guaranty sr. unsec. notes
6 3/8s, 2021		227,000	236,648

Sinclair Television Group, Inc. company guaranty sr. unsec. notes
5 3/8s, 2021		57,000	57,998

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022		64,000	66,080

Sinclair Television Group, Inc. 144A company guaranty sr. unsec.
notes 5 5/8s, 2024		366,000	360,053

Sirius XM Radio, Inc. 144A company guaranty sr. unsec.
notes 6s, 2024		333,000	346,320

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020		505,000	528,988

Sirius XM Radio, Inc. 144A sr. unsec. notes 5 1/4s, 2022		50,000	52,625

Six Flags Entertainment Corp. 144A company guaranty sr.
unsec. unsub. notes 5 1/4s, 2021		770,000	793,100

Spectrum Brands, Inc. company guaranty sr. unsec. notes
6 5/8s, 2022		25,000	26,844

Spectrum Brands, Inc. company guaranty sr. unsec. notes
6 3/8s, 2020		30,000	31,950

Spectrum Brands, Inc. 144A company guaranty sr. unsec. notes
5 3/4s, 2025		240,000	247,152

Standard Pacific Corp. company guaranty sr. unsec. notes
6 1/4s, 2021		562,000	599,935

Standard Pacific Corp. company guaranty sr. unsec. notes
5 7/8s, 2024		195,000	200,363

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP
Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021		417,000	397,193

Taylor Morrison Communities, Inc./Monarch Communities, Inc.
144A company guaranty sr. unsec. notes 5 5/8s, 2024		165,000	160,463

Taylor Morrison Communities, Inc./Monarch Communities, Inc.
144A company guaranty sr. unsec. notes 5 1/4s, 2021		747,000	745,133

TEGNA, Inc. company guaranty sr. unsec. bonds 5 1/8s, 2020		359,000	373,360

TEGNA, Inc. 144A company guaranty sr. unsec. notes
4 7/8s, 2021		493,000	494,233

Thomas Cook Finance PLC 144A company guaranty sr. unsec.
bonds 6 3/4s, 2021 (United Kingdom)	EUR	813,000	935,495

Tri Pointe Holdings, Inc. sr. unsec. notes 5 7/8s, 2024		$680,000	669,800

42 Premier Income Trust

CORPORATE BONDS AND NOTES (32.6%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Tribune Co. 144A company guaranty sr. unsec. notes
5 7/8s, 2022	$320,000	$330,400

Univision Communications, Inc. 144A company guaranty sr.
unsec. notes 8 1/2s, 2021	204,000	215,091

36,534,891
Consumer staples (1.8%)
Ashtead Capital, Inc. 144A company guaranty notes
5 5/8s, 2024	310,000	310,000

Ashtead Capital, Inc. 144A company guaranty sr. notes
6 1/2s, 2022	828,000	870,443

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company
guaranty sr. unsec. unsub. notes 5 1/2s, 2023	400,000	402,000

BC ULC/New Red Finance, Inc. 144A company guaranty sr.
notes 4 5/8s, 2022 (Canada)	170,000	170,425

BC ULC/New Red Finance, Inc. 144A notes 6s, 2022 (Canada)	795,000	820,679

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019	549,000	546,255

CEC Entertainment, Inc. company guaranty sr. unsec.
notes 8s, 2022	241,000	244,013

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021	926,000	958,410

Constellation Brands, Inc. company guaranty sr. unsec. notes
4 1/4s, 2023	115,000	115,144

Constellation Brands, Inc. company guaranty sr. unsec. notes
3 3/4s, 2021	585,000	584,848

Constellation Brands, Inc. company guaranty sr. unsec. unsub.
notes 6s, 2022	200,000	221,000

Corrections Corp. of America company guaranty sr. unsec. notes
4 5/8s, 2023 R	461,000	455,238

Corrections Corp. of America company guaranty sr. unsec. notes
4 1/8s, 2020 R	285,000	285,713

Dean Foods Co. 144A sr. unsec. notes 6 1/2s, 2023	330,000	338,663

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021	800,000	576,000

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s,
2023 (Brazil)	310,000	305,738

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes
8 1/4s, 2020 (Brazil)	150,000	159,000

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes
7 1/4s, 2021 (Brazil)	810,000	851,513

Landry’s Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018	135,000	140,670

Landry’s, Inc. 144A sr. unsec. notes 9 3/8s, 2020	225,000	241,313

Pilgrim’s Pride Corp. 144A company guaranty sr. unsec. notes
5 3/4s, 2025	202,000	206,545

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021	320,000	321,600

Revlon Consumer Products Corp. company guaranty sr. unsec.
notes 5 3/4s, 2021	540,000	540,000

Rite Aid Corp. 144A company guaranty sr. unsec. notes
6 1/8s, 2023	430,000	446,663

United Rentals North America, Inc. company guaranty sr. unsec.
notes 7 5/8s, 2022	481,000	522,486

United Rentals North America, Inc. company guaranty sr. unsec.
notes 5 3/4s, 2024	330,000	322,575

Premier Income Trust 43

CORPORATE BONDS AND NOTES (32.6%)* cont.	Principal amount	Value

Consumer staples cont.
United Rentals North America, Inc. company guaranty sr. unsec.
notes 5 1/2s, 2025	$310,000	$297,988

United Rentals North America, Inc. company guaranty sr. unsec.
unsub. notes 6 1/8s, 2023	330,000	339,900

Vander Intermediate Holding II Corp. 144A sr. unsec. notes
9 3/4s, 2019 ‡‡	405,000	369,563

WhiteWave Foods Co. (The) company guaranty sr. unsec.
unsub. notes 5 3/8s, 2022	454,000	476,700

12,441,085
Energy (5.7%)
Alpha Natural Resources, Inc. company guaranty sr. unsec.
notes 6 1/4s, 2021	355,000	10,650

Antero Resources Corp. company guaranty sr. unsec. notes
5 1/8s, 2022	300,000	283,500

Antero Resources Corp. 144A company guaranty sr. unsec.
notes 5 5/8s, 2023	240,000	231,000

Antero Resources Finance Corp. company guaranty sr. unsec.
notes 5 3/8s, 2021	324,000	315,090

Baytex Energy Corp. 144A company guaranty sr. unsec. notes
5 5/8s, 2024 (Canada)	440,000	378,400

Baytex Energy Corp. 144A company guaranty sr. unsec. notes
5 1/8s, 2021 (Canada)	41,000	36,088

California Resources Corp. company guaranty sr. unsec.
notes 6s, 2024	767,000	621,270

California Resources Corp. company guaranty sr. unsec.
notes 5s, 2020	245,000	210,088

Chaparral Energy, Inc. company guaranty sr. unsec. notes
9 7/8s, 2020	325,000	220,188

Chaparral Energy, Inc. company guaranty sr. unsec. notes
8 1/4s, 2021	5,000	3,000

CHC Helicopter SA company guaranty sr. notes 9 1/4s,
2020 (Canada)	634,500	406,080

Chesapeake Energy Corp. company guaranty sr. unsec. notes
5 3/4s, 2023	510,000	430,950

Chesapeake Energy Corp. company guaranty sr. unsec. notes
4 7/8s, 2022	216,000	173,880

Concho Resources, Inc. company guaranty sr. unsec. notes
6 1/2s, 2022	515,000	531,738

Concho Resources, Inc. company guaranty sr. unsec. unsub.
notes 5 1/2s, 2023	448,000	449,120

Concho Resources, Inc. company guaranty sr. unsec. unsub.
notes 5 1/2s, 2022	204,000	204,000

CONSOL Energy, Inc. company guaranty sr. unsec. unsub. notes
5 7/8s, 2022	205,000	159,259

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes
6 3/8s, 2021	74,000	62,530

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes
5 1/2s, 2022	405,000	310,838

Ecopetrol SA sr. unsec. unsub. notes 5 3/8s, 2026 (Colombia)	3,185,000	3,081,488

EXCO Resources, Inc. company guaranty sr. unsec. notes
7 1/2s, 2018	302,000	135,900

44 Premier Income Trust

CORPORATE BONDS AND NOTES (32.6%)* cont.	Principal amount	Value

Energy cont.
Exterran Partners LP/EXLP Finance Corp. company guaranty sr.
unsec. notes 6s, 2022	$355,000	$317,725

Exterran Partners LP/EXLP Finance Corp. company guaranty sr.
unsec. notes 6s, 2021	146,000	133,225

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company
guaranty sr. unsec. notes 6 3/4s, 2022	201,000	198,488

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company
guaranty sr. unsec. unsub. notes 6 7/8s, 2023	50,000	49,000

FTS International, Inc. 144A company guaranty sr. FRN
7.783s, 2020	325,000	312,237

Gazprom OAO Via Gaz Capital SA sr. unsec. notes Ser. REGS,
EMTN, 7.288s, 2037 (Russia)	780,000	747,427

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. notes 7.288s,
2037 (Russia)	575,000	552,000

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes
9 1/4s, 2019 (Russia)	1,855,000	2,063,688

Gulfport Energy Corp. company guaranty sr. unsec. unsub.
notes 7 3/4s, 2020	788,000	807,700

Halcon Resources Corp. company guaranty sr. unsec. unsub.
notes 9 3/4s, 2020	390,000	210,600

Halcon Resources Corp. company guaranty sr. unsec. unsub.
notes 8 7/8s, 2021	765,000	397,800

Hiland Partners LP/Hiland Partners Finance Corp. 144A
company guaranty sr. notes 7 1/4s, 2020	340,000	366,775

Hiland Partners LP/Hiland Partners Finance Corp. 144A
company guaranty sr. unsec. notes 5 1/2s, 2022	100,000	102,750

Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec.
notes 5s, 2024	160,000	148,800

Key Energy Services, Inc. company guaranty unsec. unsub.
notes 6 3/4s, 2021	275,000	134,750

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s,
2020 (Canada)	340,000	145,775

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty
sr. unsec. notes 6 1/2s, 2021	353,000	202,975

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty
sr. unsec. notes 6 1/2s, 2019	407,000	250,305

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty
sr. unsec. notes 6 1/4s, 2019	605,000	366,400

Lone Pine Resources Canada, Ltd. escrow company guaranty sr.
unsec. unsub. notes 10 3/8s, 2017 (Canada) F	184,000	10

Lukoil International Finance BV 144A company guaranty sr.
unsec. unsub. bonds 6.656s, 2022 (Russia)	1,080,000	1,117,973

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016
(In default) †	520,000	93,600

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022	180,000	178,200

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/8s, 2026	240,000	230,400

Oasis Petroleum, Inc. company guaranty sr. unsec. notes
6 7/8s, 2023	196,000	177,870

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes
6 7/8s, 2022	324,000	298,080

Premier Income Trust 45

CORPORATE BONDS AND NOTES (32.6%)* cont.	Principal amount	Value

Energy cont.
Offshore Group Investment, Ltd. company guaranty sr. notes
7 1/2s, 2019 (Cayman Islands)	$460,000	$243,800

Offshore Group Investment, Ltd. company guaranty sr. notes
7 1/8s, 2023 (Cayman Islands)	211,000	111,303

Paragon Offshore PLC 144A company guaranty sr. unsec. notes
6 3/4s, 2022	200,000	63,000

Paragon Offshore PLC 144A company guaranty sr. unsec.
unsub. notes 7 1/4s, 2024	678,000	211,451

Pertamina Persero PT 144A sr. unsec. notes 4 7/8s,
2022 (Indonesia)	270,000	270,000

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.3s,
2023 (Indonesia)	400,000	385,080

Petrobras Global Finance BV company guaranty sr. unsec. notes
7 7/8s, 2019 (Brazil)	960,000	998,957

Petrobras Global Finance BV company guaranty sr. unsec. notes
6 7/8s, 2040 (Brazil)	40,000	33,931

Petrobras Global Finance BV company guaranty sr. unsec. notes
5 3/8s, 2021 (Brazil)	960,000	893,722

Petroleos de Venezuela SA company guaranty sr. unsec. notes
5 1/4s, 2017 (Venezuela)	4,035,000	1,956,975

Petroleos de Venezuela SA company guaranty sr. unsec. unsub.
notes 5 3/8s, 2027 (Venezuela)	2,067,000	674,876

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s,
2016 (Venezuela)	878,000	553,140

Petroleos de Venezuela SA 144A company guaranty sr. notes
8 1/2s, 2017 (Venezuela)	8,205,000	5,528,119

Petroleos de Venezuela SA 144A company guaranty sr. unsec.
notes 6s, 2026 (Venezuela)	2,345,000	764,705

Petroleos de Venezuela SA 144A company guaranty sr. unsec.
unsub. notes 9s, 2021 (Venezuela)	390,000	155,513

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds
6 5/8s, 2035 (Mexico)	340,000	363,800

Petroleos Mexicanos company guaranty unsec. unsub. notes 8s,
2019 (Mexico)	1,440,000	1,686,600

Petroleos Mexicanos 144A company guaranty sr. unsec. notes
4 1/2s, 2026 (Mexico)	95,000	92,865

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub.
notes 5 5/8s, 2046 (Mexico)	525,000	491,483

Rose Rock Midstream LP/Rose Rock Finance Corp. company
guaranty sr. unsec. notes 5 5/8s, 2022	135,000	130,275

Rose Rock Midstream LP/Rose Rock Finance Corp. 144A
company guaranty sr. unsec. notes 5 5/8s, 2023	240,000	228,000

Sabine Pass Liquefaction, LLC company guaranty sr. notes
5 5/8s, 2023	210,000	207,900

Sabine Pass Liquefaction, LLC sr. notes 6 1/4s, 2022	220,000	226,600

Sabine Pass Liquefaction, LLC sr. notes 5 3/4s, 2024	210,000	208,819

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020	175,000	179,375

Samson Investment Co. company guaranty sr. unsec. unsub.
notes 9 3/4s, 2020	950,000	95

SandRidge Energy, Inc. 144A company guaranty notes
8 3/4s, 2020	470,000	364,250

46 Premier Income Trust

CORPORATE BONDS AND NOTES (32.6%)* cont.		Principal amount	Value

Energy cont.
Seven Generations Energy, Ltd. 144A sr. unsec. notes 8 1/4s,
2020 (Canada)		$365,000	$373,213

Seventy Seven Energy, Inc. sr. unsec. notes 6 1/2s, 2022		45,000	23,850

Shelf Drilling Holdings, Ltd. 144A sr. notes 8 5/8s, 2018		385,000	335,913

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023		245,000	246,225

Tervita Corp. 144A company guaranty sr. notes 9s,
2018 (Canada)	CAD	103,000	65,761

Tervita Corp. 144A sr. notes 8s, 2018 (Canada)		$125,000	110,000

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)		105,000	71,443

Triangle USA Petroleum Corp. 144A sr. unsec. notes
6 3/4s, 2022		70,000	47,600

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021		582,000	555,810

Whiting Petroleum Corp. company guaranty sr. unsec. unsub.
notes 5 3/4s, 2021		450,000	438,750

Williams Partners LP/ACMP Finance Corp. company guaranty sr.
unsec. unsub. notes 6 1/8s, 2022		340,000	356,963

Williams Partners LP/ACMP Finance Corp. company guaranty sr.
unsec. unsub. notes 4 7/8s, 2023		574,000	559,650

38,069,422
Financials (4.9%)
Alliance Data Systems Corp. 144A company guaranty sr. unsec.
notes 5 3/8s, 2022		778,000	770,220

Ally Financial, Inc. company guaranty sr. unsec. unsub.
notes 8s, 2031		618,000	738,510

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes
7 1/2s, 2020		1,320,000	1,542,948

American International Group, Inc. jr. sub. FRB 8.175s, 2058		163,000	218,420

Baggot Securities, Ltd. 144A jr. sub. notes 10.24s, perpetual
maturity (Ireland)	EUR	1,630,000	1,843,459

Banco do Brasil SA/Cayman 144A unsec. sub. notes 5 7/8s,
2022 (Brazil)		$1,455,000	1,396,774

Banco Nacional de Costa Rica 144A sr. unsec. notes 4 7/8s,
2018 (Costa Rica)		250,000	253,750

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.1s,
perpetual maturity		148,000	147,260

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6 1/2s,
perpetual maturity		185,000	191,013

CBRE Services, Inc. company guaranty sr. unsec. notes
5 1/4s, 2025		175,000	182,000

CBRE Services, Inc. company guaranty sr. unsec. unsub.
notes 5s, 2023		191,000	195,890

CIT Group, Inc. sr. unsec. notes 5s, 2023		255,000	257,550

CIT Group, Inc. sr. unsec. notes 5s, 2022		315,000	320,119

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020		310,000	327,633

CIT Group, Inc. sr. unsec. unsub. notes 3 7/8s, 2019		155,000	155,775

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018		470,000	506,425

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019		380,000	401,850

CNO Financial Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2025		215,000	224,675

CNO Financial Group, Inc. sr. unsec. unsub. notes 4 1/2s, 2020		230,000	237,475

Premier Income Trust 47

CORPORATE BONDS AND NOTES (32.6%)* cont.		Principal amount	Value

Financials cont.
Community Choice Financial, Inc. company guaranty sr. notes
10 3/4s, 2019		$262,000	$115,280

Credit Acceptance Corp. company guaranty sr. unsec. bonds
6 1/8s, 2021		372,000	373,860

DFC Finance Corp. 144A company guaranty sr. notes
10 1/2s, 2020		373,000	262,033

Dresdner Funding Trust I jr. unsec. sub. notes 8.151s, 2031		500,000	627,500

Dresdner Funding Trust I 144A bonds 8.151s, 2031		579,000	726,645

E*Trade Financial Corp. sr. unsec. unsub. notes 5 3/8s, 2022		277,000	288,773

E*Trade Financial Corp. sr. unsec. unsub. notes 4 5/8s, 2023		371,000	370,536

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRB
6.15s, 2066		172,000	102,340

HSBC Capital Funding LP/Jersey bank guaranty jr. unsec. sub.
FRB 5.13s, perpetual maturity (Jersey)	EUR	486,000	544,425

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec.
notes 8 1/8s, 2019 ‡‡		$161,000	161,000

HUB International, Ltd. 144A sr. unsec. notes 7 7/8s, 2021		475,000	485,094

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 5 7/8s, 2022		440,000	455,400

International Lease Finance Corp. sr. unsec. unsub. notes
5 7/8s, 2022		20,000	21,800

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018 R		207,000	215,798

iStar Financial, Inc. sr. unsec. notes 5s, 2019 R		25,000	24,533

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097		670,000	841,358

Lloyds Bank PLC jr. unsec. sub. FRN Ser. EMTN, 13s, perpetual
maturity (United Kingdom)	GBP	175,000	472,790

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657s,
perpetual maturity (United Kingdom)		$320,000	360,000

MPT Operating Partnership LP/MPT Finance Corp. company
guaranty sr. unsec. notes 6 7/8s, 2021 R		177,000	185,850

MPT Operating Partnership LP/MPT Finance Corp. company
guaranty sr. unsec. unsub. notes 6 3/8s, 2022 R		505,000	537,194

Nationstar Mortgage, LLC/Nationstar Capital Corp. company
guaranty sr. unsec. notes 7 7/8s, 2020		185,000	182,225

Nationstar Mortgage, LLC/Nationstar Capital Corp. company
guaranty sr. unsec. unsub. notes 6 1/2s, 2021		499,000	465,941

Ocwen Financial Corp. 144A company guaranty sr. unsec. notes
7 1/8s, 2019		228,000	215,460

OneMain Financial Holdings, Inc. 144A company guaranty sr.
unsec. notes 6 3/4s, 2019		263,000	277,465

OneMain Financial Holdings, Inc. 144A company guaranty sr.
unsec. unsub. notes 7 1/4s, 2021		235,000	244,988

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019		305,000	321,013

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021		120,000	116,400

Provident Funding Associates LP/PFG Finance Corp. 144A
company guaranty sr. unsec. notes 6 3/4s, 2021		560,000	539,000

Royal Bank of Scotland Group PLC jr. sub. unsec. FRN Ser. U,
7.64s, perpetual maturity (United Kingdom)		600,000	643,500

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.092s,
perpetual maturity (United Kingdom)	EUR	700,000	818,746

48 Premier Income Trust

CORPORATE BONDS AND NOTES (32.6%)* cont.		Principal amount	Value

Financials cont.
Royal Bank of Scotland Group PLC unsec. sub. notes 5 1/8s,
2024 (United Kingdom)		$235,000	$237,464

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr.
unsec. notes 7 3/4s, 2018 (Russia)		550,000	575,487

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr.
unsec. unsub. notes 5.298s, 2017 (Russia)		600,000	597,000

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s,
2022 (Russia)		500,000	490,000

Societe Generale SA 144A jr. unsec. sub. FRB 7 7/8s, perpetual
maturity (France)		205,000	208,075

Springleaf Finance Corp. sr. unsec. notes 5 1/4s, 2019		365,000	368,176

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020		1,385,000	1,416,163

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes
8 1/2s, 2018		158,000	125,610

UBS AG/Jersey jr. unsec. sub. FRN Ser. EMTN, 7.152s, perpetual
maturity (Jersey)	EUR	400,000	487,887

Ukreximbank Via Biz Finance PLC 144A sr. unsec. bonds 9 5/8s,
2022 (Ukraine)		$425,000	357,000

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021		528,000	532,620

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. notes
5.942s, 2023 (Russia)		200,000	177,508

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub.
notes 6.902s, 2020 (Russia)		600,000	582,000

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub.
notes 6.8s, 2025 (Russia)		468,000	428,220

VTB Bank OJSC 144A jr. unsec. sub. FRN 9 1/2s, perpetual
maturity (Russia)		1,650,000	1,511,813

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes
6 7/8s, 2018 (Russia)		2,486,000	2,548,249

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds
6.95s, 2022 (Russia)		800,000	723,704

Walter Investment Management Corp. company guaranty sr.
unsec. unsub. notes 7 7/8s, 2021		315,000	295,313

32,570,982
Health care (2.6%)
Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes
6 1/8s, 2021		455,000	468,650

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes
5 1/8s, 2022		195,000	194,513

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg) ‡‡		110,000	111,375

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022		305,000	306,525

CHS/Community Health Systems, Inc. company guaranty sr.
notes 5 1/8s, 2021		70,000	72,625

CHS/Community Health Systems, Inc. company guaranty sr.
notes 5 1/8s, 2018		145,000	148,625

CHS/Community Health Systems, Inc. company guaranty sr.
unsec. notes 6 7/8s, 2022		85,000	90,950

Concordia Healthcare Corp. 144A company guaranty sr. unsec.
notes 7s, 2023 (Canada)		310,000	316,200

ConvaTec Finance International SA 144A sr. unsec. notes 8 1/4s,
2019 (Luxembourg) ‡‡		315,000	311,063

Premier Income Trust 49

CORPORATE BONDS AND NOTES (32.6%)* cont.		Principal amount	Value

Health care cont.
Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022		$563,000	$519,368

Crown Newco 3 PLC 144A company guaranty sr. notes 7s, 2018
(United Kingdom)	GBP	461,601	743,386

DaVita HealthCare Partners, Inc. company guaranty sr. unsec.
notes 5 1/8s, 2024		$151,000	152,165

DPx Holdings BV 144A sr. unsec. notes 7 1/2s,
2022 (Netherlands)		489,000	513,450

Endo Finance, LLC 144A company guaranty sr. unsec. notes
5 3/4s, 2022		603,000	621,090

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr.
unsec. unsub. notes 5 3/8s, 2023		295,000	297,950

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A
company guaranty sr. unsec. notes 6s, 2025 (Ireland)		410,000	422,300

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A
company guaranty sr. unsec. notes 6s, 2023 (Ireland)		320,000	332,800

Halyard Health, Inc. 144A sr. unsec. notes 6 1/4s, 2022		323,000	337,535

HCA, Inc. company guaranty sr. unsec. bonds 5 3/8s, 2025		120,000	122,700

HCA, Inc. sr. notes 6 1/2s, 2020		1,744,000	1,951,100

HCA, Inc. sr. unsec. notes 7 1/2s, 2022		128,000	149,120

Hologic, Inc. 144A sr. unsec. notes 5 1/4s, 2022		240,000	247,800

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017 ‡‡		505,000	515,731

Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 144A sr. unsec.
notes 9 1/2s, 2019		420,000	447,300

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes
10 1/2s, 2018		605,000	643,569

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC
144A company guaranty sr. unsec. unsub. notes 5 1/2s,
2025 (Luxembourg)		329,000	332,290

Omega Healthcare Investors, Inc. company guaranty sr. unsec.
notes 4.95s, 2024 R		310,000	319,378

Omnicare, Inc. sr. unsec. notes 4 3/4s, 2022		115,000	121,469

Service Corporation International sr. unsec. unsub. notes
5 3/8s, 2024		830,000	879,800

Service Corporation International sr. unsec. unsub. notes
5 3/8s, 2022		644,000	677,810

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes
6 1/2s, 2023		267,000	273,008

Teleflex, Inc. company guaranty sr. unsec. notes 5 1/4s, 2024		115,000	117,588

Tenet Healthcare Corp. company guaranty sr. bonds
4 1/2s, 2021		80,000	80,400

Tenet Healthcare Corp. company guaranty sr. bonds
4 3/8s, 2021		228,000	229,197

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018		833,000	910,053

Tenet Healthcare Corp. company guaranty sr. notes 6s, 2020		393,000	427,388

Tenet Healthcare Corp. company guaranty sr. notes 4 3/4s, 2020		80,000	82,400

Tenet Healthcare Corp. 144A company guaranty sr. FRN
3.786s, 2020		390,000	401,213

Valeant Pharmaceuticals International 144A company guaranty
sr. unsec. notes 7s, 2020		70,000	72,713

50 Premier Income Trust

CORPORATE BONDS AND NOTES (32.6%)* cont.		Principal amount	Value

Health care cont.
Valeant Pharmaceuticals International 144A company guaranty
sr. unsec. notes 6 3/8s, 2020		$70,000	$73,763

Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 5 5/8s, 2021		90,000	92,363

Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 5 1/2s, 2023		195,000	199,388

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes
6 1/8s, 2025		370,000	387,575

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes
5 7/8s, 2023		413,000	428,488

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes
5 3/8s, 2020		392,000	403,760

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020		610,000	640,500

Technology (1.3%)			17,188,434
ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub.
notes 6 3/8s, 2020		180,000	189,450

Alcatel-Lucent USA, Inc. 144A company guaranty sr. unsec.
notes 6 3/4s, 2020		260,000	279,500

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021		252,000	204,750

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019		1,085,000	1,047,025

CommScope Technologies Finance, LLC 144A sr. unsec.
notes 6s, 2025		273,000	269,588

First Data Corp. company guaranty sr. unsec. notes
12 5/8s, 2021		174,000	201,405

First Data Corp. company guaranty sr. unsec. notes
11 1/4s, 2021		146,000	162,060

First Data Corp. company guaranty sr. unsec. sub. notes
11 3/4s, 2021		377,000	427,895

First Data Corp. 144A company guaranty notes 8 1/4s, 2021		778,000	823,708

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022		250,000	261,250

Infor US, Inc. 144A sr. unsec. notes 6 1/2s, 2022		610,000	623,725

Iron Mountain, Inc. company guaranty sr. unsec. unsub.
notes 6s, 2023 R		430,000	447,200

Micron Technology, Inc. sr. unsec. bonds 5 7/8s, 2022		433,000	441,660

Micron Technology, Inc. 144A sr. unsec. notes 5 1/4s, 2023		519,000	499,538

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)		870,000	872,175

SunGard Data Systems, Inc. company guaranty sr. unsec. sub.
notes 6 5/8s, 2019		265,000	273,888

Syniverse Holdings, Inc. company guaranty sr. unsec. notes
9 1/8s, 2019		286,000	250,965

Techem Energy Metering Service GmbH 144A sr. sub. bonds
7 7/8s, 2020 (Germany)	EUR	380,000	453,902

Trionista TopCo GmbH 144A company guaranty sr. unsec. sub.
notes 6 7/8s, 2021 (Germany)	EUR	515,000	598,568

Zebra Technologies Corp. 144A sr. unsec. unsub. notes
7 1/4s, 2022		$532,000	582,540

			8,910,792

Premier Income Trust	51

CORPORATE BONDS AND NOTES (32.6%)* cont.	Principal amount	Value

Transportation (0.2%)
Air Medical Merger Sub Corp. 144A sr. unsec. notes 6 3/8s, 2023	$475,000	$446,500

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty
sr. unsec. notes 6 3/8s, 2023	633,000	639,330

1,085,830
Utilities and power (1.5%)
AES Corp./Virginia (The) sr. unsec. notes 5 1/2s, 2025	965,000	945,700

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021	310,000	344,100

AES Corp./Virginia (The) sr. unsec. unsub. notes 4 7/8s, 2023	160,000	151,400

Calpine Corp. sr. unsec. notes 5 3/4s, 2025	790,000	770,250

Calpine Corp. 144A company guaranty sr. notes 6s, 2022	110,000	116,875

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024	85,000	89,463

Colorado Interstate Gas Co., LLC sr. unsec. debs. 6.85s, 2037	615,000	666,328

Dynegy, Inc. 144A company guaranty sr. unsec. notes
7 3/8s, 2022	40,000	41,380

Dynegy, Inc. 144A company guaranty sr. unsec. notes
6 3/4s, 2019	783,000	808,448

Dynegy, Inc. 144A company guaranty sr. unsec. unsub. notes
7 5/8s, 2024	30,000	30,975

El Paso Natural Gas Co., LLC sr. unsec. debs. 8 5/8s, 2022	577,000	703,313

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc.
144A notes 11 3/4s, 2022 (In default) †	321,338	348,651

Energy Transfer Equity LP company guaranty sr. unsec. notes
7 1/2s, 2020	346,000	387,520

EP Energy, LLC/Everest Acquisition Finance, Inc. company
guaranty sr. unsec. unsub. notes 7 3/4s, 2022	230,000	229,425

EP Energy, LLC/Everest Acquisition Finance, Inc. sr. unsec.
notes 9 3/8s, 2020	644,000	668,150

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A
company guaranty sr. unsec. notes 6 3/8s, 2023	180,000	168,300

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020	441,000	439,898

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018	105,000	105,525

NRG Energy, Inc. company guaranty sr. unsec. notes
7 7/8s, 2021	1,375,000	1,448,040

NRG Yield Operating, LLC company guaranty sr. unsec. notes
5 3/8s, 2024	200,000	200,000

Regency Energy Partners LP/Regency Energy Finance Corp.
company guaranty sr. unsec. unsub. notes 5 7/8s, 2022	396,000	419,425

Regency Energy Partners LP/Regency Energy Finance Corp.
company guaranty sr. unsec. unsub. notes 5 1/2s, 2023	280,000	280,700

Regency Energy Partners LP/Regency Energy Finance Corp.
company guaranty sr. unsec. unsub. notes 5s, 2022	195,000	195,318

Regency Energy Partners LP/Regency Energy Finance Corp.
company guaranty sr. unsec. unsub. notes 4 1/2s, 2023	132,000	125,022

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022	457,000	463,855

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc.
144A company guaranty sr. notes 11 1/2s, 2020 (In default) †	205,000	108,650

		10,256,711

Total corporate bonds and notes (cost $229,974,110)		$218,383,925

52 Premier Income Trust

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (9.9%)*	Principal amount/units		Value

Argentina (Republic of) sr. unsec. bonds 8.28s, 2033
(Argentina) (In default) †		$1,500,181	$1,395,918

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)		2,540,000	2,476,500

Argentina (Republic of) sr. unsec. unsub. bonds 7s,
2015 (Argentina)		9,081,000	9,217,124

Argentina (Republic of) sr. unsec. unsub. notes Ser. LOC, 8.28s,
2033 (Argentina)		5,889,962	5,053,587

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s,
2033 (Argentina) (In default) †		7,778,507	7,428,474

Brazil (Federal Republic of) unsec. notes 10s, 2017
(Brazil) (units)	BRL	3,500	988,637

Buenos Aires (Province of) 144A sr. unsec. unsub. notes
10 7/8s, 2021 (Argentina)		$100,000	100,800

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.95s,
2021 (Argentina)		558,655	555,862

Chile (Republic of) notes 5 1/2s, 2020 (Chile)	CLP	347,500,000	546,161

Costa Rica (Republic of) 144A unsec. notes 7s, 2044
(Costa Rica)		$250,000	240,000

Croatia (Republic of) 144A sr. unsec. bonds 6s, 2024 (Croatia)		375,000	394,688

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s,
2017 (Croatia)		65,000	68,331

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s,
2021 (Croatia)		620,000	667,275

Dominican (Republic of) 144A sr. unsec. notes 5 1/2s, 2025
(Dominican Republic)		1,650,000	1,658,250

Egypt (Government of) 144A sr. unsec. notes 5 7/8s,
2025 (Egypt)		315,000	308,700

Gabon (Republic of) 144A sr. unsec. bonds 6.95s, 2025 (Gabon)		1,900,000	1,845,375

Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017 (Ghana)		468,000	482,040

Ghana (Republic of) 144A unsec. notes 7 7/8s, 2023 (Ghana)		1,677,959	1,566,794

Hellenic (Republic of) sr. unsec. bonds 4 3/4s, 2019 (Greece)	EUR	5,687,000	4,161,544

Hellenic (Republic of) sr. unsec. notes 3 3/8s, 2017 (Greece)	EUR	5,419,000	4,382,031

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2038 (Greece) ††	EUR	1,146,472	558,782

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2037 (Greece) ††	EUR	134,941	65,949

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2036 (Greece) ††	EUR	1,176,344	578,612

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2035 (Greece) ††	EUR	866,021	428,160

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2034 (Greece) ††	EUR	584,559	291,156

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2033 (Greece) ††	EUR	542,459	272,046

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2032 (Greece) ††	EUR	591,295	300,284

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2031 (Greece) ††	EUR	400,059	206,835

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2030 (Greece) ††	EUR	2,313,586	1,210,026

Premier Income Trust 53

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (9.9%)* cont.	Principal amount/units		Value

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2029 (Greece) ††	EUR	461,295	$244,641

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2028 (Greece) ††	EUR	2,546,624	1,372,125

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2027 (Greece) ††	EUR	1,271,042	694,081

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2026 (Greece) ††	EUR	2,705,993	1,498,054

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2025 (Greece) ††	EUR	5,744,811	3,303,078

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2024 (Greece) ††	EUR	1,315,156	762,830

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2023 (Greece) ††	EUR	2,857,365	1,699,753

Indonesia (Republic of) 144A sr. unsec. notes 3 3/8s,
2023 (Indonesia)		$1,355,000	1,285,556

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6 5/8s,
2037 (Indonesia)		1,555,000	1,768,813

Kenya (Republic of) 144A sr. unsec. notes 6 7/8s, 2024 (Kenya)		400,000	393,000

Russia (Federation of) 144A sr. notes 5 5/8s, 2042 (Russia)		600,000	550,500

Russia (Federation of) 144A sr. unsec. notes 4 1/2s,
2022 (Russia)		465,000	452,213

Ukraine (Government of) 144A sr. unsec. notes 9 1/4s,
2017 (Ukraine)		3,240,000	1,895,400

United Mexican States sr. unsec. notes 5 3/4s, 2110 (Mexico)		1,120,000	1,122,800

Venezuela (Bolivarian Republic of) sr. unsec. bonds 9 1/4s,
2028 (Venezuela)		100,000	37,400

Venezuela (Bolivarian Republic of) sr. unsec. bonds 7s,
2038 (Venezuela)		650,000	226,850

Venezuela (Bolivarian Republic of) sr. unsec. unsub. bonds
9 1/4s, 2027 (Venezuela)		605,000	257,881

Venezuela (Bolivarian Republic of) 144A sr. unsec. unsub. bonds
13 5/8s, 2018 (Venezuela)		2,215,000	1,412,063

Total foreign government and agency bonds and notes (cost $80,093,923)			$66,426,979

SENIOR LOANS (2.2%)* [c]		Principal amount	Value

Academy, Ltd. bank term loan FRN Ser. B, 5s, 2022		$575,000	$576,527

Asurion, LLC bank term loan FRN 8 1/2s, 2021		329,000	330,508

Asurion, LLC bank term loan FRN Ser. B1, 5s, 2019		334,647	335,390

Asurion, LLC bank term loan FRN Ser. B4, 5s, 2022		195,000	194,675

Atkore International, Inc. bank term loan FRN 4 1/2s, 2021		237,600	229,680

Avaya, Inc. bank term loan FRN Ser. B6, 6 1/2s, 2018		319,198	316,704

Avaya, Inc. bank term loan FRN Ser. B7, 6 1/4s, 2020		515,658	490,090

Caesars Entertainment Operating Co., Inc. bank term loan FRN
Ser. B6, 11s, 2017		1,955,958	1,722,639

Caesars Entertainment Operating Co., Inc. bank term loan FRN
Ser. B7, 11 1/2s, 2017		164,175	140,663

Caesars Growth Properties Holdings, LLC bank term loan FRN
6 1/4s, 2021		594,000	494,010

CEC Entertainment, Inc. bank term loan FRN Ser. B, 4s, 2021		337,725	329,845

54 Premier Income Trust

SENIOR LOANS (2.2%)* [c] cont.	Principal amount	Value

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020	$236,398	$234,478

Dell International, LLC bank term loan FRN Ser. B2, 4s, 2020	413,608	413,321

Freescale Semiconductor, Inc. bank term loan FRN
Ser. B5, 5s, 2021	673,013	676,041

Gates Global, LLC/Gates Global Co. bank term loan FRN
4 1/4s, 2021	206,563	205,530

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019	492,306	347,999

Grifols Worldwide Operations USA, Inc. bank term loan FRN
3.187s, 2021	523,375	524,683

iHeartCommunications, Inc. bank term loan FRN Ser. D,
6.937s, 2019	743,000	681,238

JC Penney Corp., Inc. bank term loan FRN 5s, 2019	992,022	991,668

Jeld-Wen, Inc. bank term loan FRN Ser. B, 5s, 2022	240,000	240,600

Level 3 Financing, Inc. bank term loan FRN Ser. B1, 4s, 2020	175,000	174,081

Level 3 Financing, Inc. bank term loan FRN Ser. B2, 5s, 2022	305,000	303,399

Libbey Glass, Inc. bank term loan FRN Ser. B, 3 3/4s, 2021	198,000	197,010

Navistar, Inc. bank term loan FRN Ser. B, 5 3/4s, 2017	256,972	256,651

Neiman Marcus Group, Ltd., Inc. bank term loan FRN
4 1/4s, 2020	666,866	664,157

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B,
4 3/4s, 2021	183,150	181,799

Par Pharmaceutical Cos., Inc. bank term loan FRN
Class B2, 4s, 2019	198,184	197,895

Patheon, Inc. bank term loan FRN Ser. B, 4 1/4s,
2021 (Netherlands)	282,150	280,840

Restaurant Brands International, Inc. bank term loan FRN Ser. B,
3 3/4s, 2021 (Canada)	371,774	372,517

Revlon Consumer Products Corp. bank term loan FRN
Ser. B, 4s, 2019	387,169	387,073

ROC Finance, LLC bank term loan FRN 5s, 2019	594,727	579,487

Talbots, Inc. (The) bank term loan FRN 9 1/2s, 2021	135,000	132,300

Talbots, Inc. (The) bank term loan FRN 5 1/2s, 2020	269,318	263,820

Texas Competitive Electric Holdings Co., LLC bank term loan
FRN 4.673s, 2017	1,053,286	536,123

Texas Competitive Electric Holdings Co., LLC bank term loan
FRN 4.673s, 2017	10,810	5,502

TransDigm, Inc. bank term loan FRN Ser. E, 3 1/2s, 2022	94,774	94,232

Univision Communications, Inc. bank term loan FRN 4s, 2020	384,016	383,536

Valeant Pharmaceuticals International, Inc. bank term loan FRN
Ser. E, 3 1/2s, 2020	238,821	238,949

Visteon Corp. bank term loan FRN Class B, 3 1/2s, 2021	131,250	131,141

Total senior loans (cost $15,849,903)		$14,856,801

PURCHASED SWAP OPTIONS OUTSTANDING (0.6%)*
Counterparty
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.
(1.548)/3 month USD-LIBOR-BBA/Dec-17	Dec-15/1.548	$209,244,000	$165,303

(2.685)/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.685	46,367,100	73,724

Premier Income Trust 55

PURCHASED SWAP OPTIONS OUTSTANDING (0.6%)*
Counterparty
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date cont.	date/strike	amount	Value

Barclays Bank PLC
2.2775/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.2775	$21,197,000	$183,142

2.1575/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.1575	21,197,000	103,017

Citibank, N.A.
(2.087)/3 month USD-LIBOR-BBA/May-18	May-16/2.087	87,981,400	148,689

Credit Suisse International
2.44375/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.44375	82,554,600	1,116,964

(2.915)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.915	9,241,300	775,900

(3.315)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/3.315	9,241,300	458,738

Goldman Sachs International
(2.82)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/2.82	8,552,050	384,842

(2.18625)/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.18625	87,981,400	124,054

2.22/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.22	81,028,000	98,044

(2.52)/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.52	81,028,000	5,672

JPMorgan Chase Bank N.A.
0.98/3 month USD-LIBOR-BBA/Sep-17	Sep-15/0.98	106,366,500	154,230

Total purchased swap options outstanding (cost $4,068,391)			$3,792,319

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (0.2%)*	strike price	amount	Value

Federal National Mortgage Association 30 yr 3.0s
TBA commitments (Call)	Sep-15/$99.38	$45,000,000	$550,305

Federal National Mortgage Association 30 yr 3.0s
TBA commitments (Call)	Sep-15/100.94	45,000,000	162,360

Federal National Mortgage Association 30 yr 3.0s
TBA commitments (Call)	Aug-15/99.02	36,000,000	568,872

Federal National Mortgage Association 30 yr 3.0s
TBA commitments (Put)	Sep-15/99.13	42,000,000	91,476

Total purchased options outstanding (cost $1,629,844)			$1,373,013

PREFERRED STOCKS (0.2%)*	Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.	408	$414,286

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP	16,265	426,631

M/I Homes, Inc. Ser. A, $2.438 pfd.	8,790	225,024

Total preferred stocks (cost $968,655)		$1,065,941

CONVERTIBLE BONDS AND NOTES (—%)*	Principal amount	Value

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016 R	$230,000	$272,119

Total convertible bonds and notes (cost $238,485)		$272,119

COMMON STOCKS (—%)*	Shares	Value

Connacher Oil and Gas, Ltd. (Canada) †	13,781	$9,589

Connacher Oil and Gas, Ltd. (Canada) †	3,140	2,063

Lone Pine Resources Canada, Ltd. (Canada) † F	22,950	918

Lone Pine Resources, Inc. Class A (Canada) † F	22,950	918

Tribune Co. Class 1C F	92,963	23,241

Total common stocks (cost $756,781)		$36,729

56 Premier Income Trust

SHORT-TERM INVESTMENTS (9.5%)*	Principal amount/shares		Value

Putnam Short Term Investment Fund 0.11% L	Shares	28,926,448	$28,926,448

SSgA Prime Money Market Fund Class N 0.06% P	Shares	259,000	259,000

U.S. Treasury Bills 0.01%, November 5, 2015 Δ §		$1,270,000	1,269,714

U.S. Treasury Bills 0.01%, October 1, 2015 Δ §		3,900,000	3,899,711

U.S. Treasury Bills 0.01%, October 15, 2015 Δ §		1,930,000	1,929,805

U.S. Treasury Bills 0.01%, October 8, 2015 Δ §		3,630,000	3,629,652

U.S. Treasury Bills 0.01%, September 3, 2015 §		913,000	912,988

U.S. Treasury Bills 0.02%, August 13, 2015 # Δ §		9,530,000	9,529,946

U.S. Treasury Bills 0.02%, August 20, 2015 Δ §		1,775,000	1,774,985

U.S. Treasury Bills 0.02%, August 27, 2015 Δ		50,000	49,999

U.S. Treasury Bills 0.02%, September 10, 2015 Δ		231,000	230,996

U.S. Treasury Bills 0.02%, September 17, 2015 Δ §		245,000	244,994

U.S. Treasury Bills 0.03%, August 6, 2015 # Δ §		250,000	250,000

U.S. Treasury Bills 0.03%, November 12, 2015 Δ §		645,000	644,865

U.S. Treasury Bills 0.03%, October 22, 2015 Δ §		5,235,000	5,234,272

U.S. Treasury Bills 0.04%, November 19, 2015 Δ §		4,600,000	4,599,034

Total short-term investments (cost $63,388,188)			$63,386,409

TOTAL INVESTMENTS

Total investments (cost $967,864,415)			$953,084,997

Key to holding’s currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
ZAR	South African Rand

Key to holding’s abbreviations

ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
bp	Basis Points
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only

Premier Income Trust	57

OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from August 1, 2014 through July 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $669,894,194.

† This security is non-income-producing.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

Δ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 6).

F This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $388,700,989 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

58 Premier Income Trust

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):

United States	84.9%	United Kingdom	0.9%

Argentina	2.8	Luxembourg	0.8

Greece	2.3	Brazil	0.6

Russia	1.4	Mexico	0.6

Venezuela	1.2	Other	3.5

Canada	1.0	Total	100.0%

FORWARD CURRENCY CONTRACTS at 7/31/15 (aggregate face value $241,800,971)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/21/15	$1,039,061	$1,088,592	$(49,531)

	British Pound	Buy	9/16/15	2,236,698	2,184,246	52,452

	Canadian Dollar	Buy	10/21/15	1,379,084	1,418,809	(39,725)

	Chilean Peso	Sell	10/21/15	650,499	681,047	30,548

	Euro	Sell	9/16/15	10,661,179	10,685,161	23,982

	Mexican Peso	Buy	10/21/15	3,296,882	3,385,853	(88,971)

	New Zealand Dollar	Sell	10/21/15	1,521,984	1,552,093	30,109

	Norwegian Krone	Buy	9/16/15	337,552	353,362	(15,810)

	Swedish Krona	Sell	9/16/15	3,379,319	3,501,777	122,458

Barclays Bank PLC
	Australian Dollar	Sell	10/21/15	200,183	35,873	(164,310)

	British Pound	Buy	9/16/15	203,109	133,800	69,309

	Canadian Dollar	Buy	10/21/15	3,524,784	3,670,556	(145,772)

	Euro	Sell	9/16/15	5,423,664	5,466,303	42,639

	Japanese Yen	Sell	8/19/15	1,251,467	1,210,856	(40,611)

	Mexican Peso	Buy	10/21/15	3,201,670	3,288,781	(87,111)

	New Zealand Dollar	Sell	10/21/15	4,249,273	4,386,233	136,960

	Norwegian Krone	Sell	9/16/15	135,282	52,477	(82,805)

	Singapore Dollar	Sell	8/19/15	3,570,731	3,687,993	117,262

	Swedish Krona	Sell	9/16/15	3,604,909	3,778,823	173,914

	Swiss Franc	Buy	9/16/15	2,708,406	2,775,153	(66,747)

Citibank, N.A.
	Australian Dollar	Buy	10/21/15	1,314,804	1,376,324	(61,520)

	Brazilian Real	Sell	10/2/15	979,214	1,081,574	102,360

	British Pound	Buy	9/16/15	1,404,122	1,401,982	2,140

	Canadian Dollar	Sell	10/21/15	329,161	234,979	(94,182)

	Chilean Peso	Buy	10/21/15	105,063	110,150	(5,087)

	Danish Krone	Buy	9/16/15	124,654	126,648	(1,994)

	Euro	Buy	9/16/15	230,322	323,954	(93,632)

	Japanese Yen	Sell	8/19/15	1,382,413	1,430,148	47,735

	Mexican Peso	Buy	10/21/15	2,889,365	2,969,088	(79,723)

	New Zealand Dollar	Sell	10/21/15	1,364,596	1,392,017	27,421

Premier Income Trust 59

FORWARD CURRENCY CONTRACTS at 7/31/15 (aggregate face value $241,800,971) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Citibank, N.A. cont.
	Norwegian Krone	Buy	9/16/15	$2,164,178	$2,263,167	$(98,989)

	Philippine Peso	Buy	8/19/15	1,683,397	1,721,479	(38,082)

	Swedish Krona	Sell	9/16/15	3,430,943	3,488,659	57,716

	Swiss Franc	Buy	9/16/15	55,341	67,962	(12,621)

Credit Suisse International
	Australian Dollar	Buy	10/21/15	1,626,653	1,755,016	(128,363)

	British Pound	Buy	9/16/15	647,108	600,502	46,606

	Canadian Dollar	Buy	10/21/15	637,382	640,334	(2,952)

	Euro	Buy	9/16/15	418,228	494,996	(76,768)

	Indian Rupee	Buy	8/19/15	356,687	306,049	50,638

	Japanese Yen	Sell	8/19/15	1,867,553	1,871,855	4,302

	New Zealand Dollar	Sell	10/21/15	1,518,113	1,630,060	111,947

	Norwegian Krone	Buy	9/16/15	433,477	451,375	(17,898)

	Singapore Dollar	Sell	8/19/15	3,528,983	3,644,846	115,863

	Swedish Krona	Sell	9/16/15	5,080,423	5,366,540	286,117

	Swiss Franc	Sell	9/16/15	168,926	164,247	(4,679)

Deutsche Bank AG
	Australian Dollar	Sell	10/21/15	344,243	360,113	15,870

	British Pound	Buy	9/16/15	5,364,047	5,294,946	69,101

	Canadian Dollar	Sell	10/21/15	3,156,799	3,285,649	128,850

	Euro	Sell	9/16/15	1,839,389	1,777,754	(61,635)

	Japanese Yen	Sell	8/19/15	3,064,038	3,082,599	18,561

	New Zealand Dollar	Buy	10/21/15	1,335,992	1,362,818	(26,826)

	Norwegian Krone	Sell	9/16/15	1,080,585	1,130,624	50,039

	Polish Zloty	Sell	9/16/15	1,897,731	1,934,299	36,568

	Swedish Krona	Sell	9/16/15	26,612	27,209	597

	Swiss Franc	Sell	9/16/15	1,793,617	1,838,745	45,128

	Turkish Lira	Buy	9/16/15	719,646	732,696	(13,050)

Goldman Sachs International
	Australian Dollar	Buy	10/21/15	1,636,553	1,713,196	(76,643)

	British Pound	Buy	9/16/15	1,848,901	1,805,053	43,848

	Canadian Dollar	Sell	10/21/15	2,901,311	3,020,007	118,696

	Euro	Sell	9/16/15	2,991,108	2,983,470	(7,638)

	Japanese Yen	Buy	8/19/15	10,234	10,588	(354)

	New Zealand Dollar	Sell	10/21/15	320,418	326,896	6,478

	Norwegian Krone	Sell	9/16/15	1,426,185	1,492,638	66,453

	South African Rand	Buy	10/21/15	56,695	57,892	(1,197)

	Swedish Krona	Sell	9/16/15	15,313	15,670	357

HSBC Bank USA, National Association
	Australian Dollar	Buy	10/21/15	511,741	535,384	(23,643)

	British Pound	Sell	9/16/15	1,605,359	1,625,017	19,658

	Canadian Dollar	Sell	10/21/15	3,969,041	4,132,339	163,298

60 Premier Income Trust

FORWARD CURRENCY CONTRACTS at 7/31/15 (aggregate face value $241,800,971) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

HSBC Bank USA, National Association cont.
	Euro	Sell	9/16/15	$4,940,163	$4,839,083	$(101,080)

	Japanese Yen	Sell	8/19/15	816,716	834,973	18,257

	New Zealand Dollar	Buy	10/21/15	1,514,374	1,545,107	(30,733)

	Swedish Krona	Buy	9/16/15	914,507	935,502	(20,995)

JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/21/15	1,754,989	1,900,269	(145,280)

	British Pound	Sell	9/16/15	795,107	837,014	41,907

	Canadian Dollar	Sell	10/21/15	499,206	468,122	(31,084)

	Euro	Sell	9/16/15	7,619,633	7,651,242	31,609

	Indian Rupee	Buy	8/19/15	270,772	267,941	2,831

	Japanese Yen	Sell	8/19/15	441,446	445,041	3,595

	Mexican Peso	Buy	10/21/15	3,160,823	3,246,637	(85,814)

	New Zealand Dollar	Sell	10/21/15	4,089,393	4,212,406	123,013

	Norwegian Krone	Buy	9/16/15	1,438,525	1,668,218	(229,693)

	Philippine Peso	Buy	8/19/15	1,683,394	1,715,919	(32,525)

	Singapore Dollar	Sell	8/19/15	3,387,054	3,475,294	88,240

	South African Rand	Buy	10/21/15	925,532	948,193	(22,661)

	South Korean Won	Sell	8/19/15	110,554	119,244	8,690

	Swedish Krona	Sell	9/16/15	4,447,329	4,641,569	194,240

	Swiss Franc	Buy	9/16/15	342,929	351,330	(8,401)

Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	10/21/15	311,121	245,683	(65,438)

	British Pound	Buy	9/16/15	620,099	555,551	64,548

	Canadian Dollar	Sell	10/21/15	1,490,511	1,571,269	80,758

	Euro	Sell	9/16/15	6,704,060	6,742,699	38,639

	Japanese Yen	Sell	8/19/15	1,631,786	1,733,602	101,816

	New Zealand Dollar	Sell	10/21/15	1,505,910	1,619,376	113,466

	Norwegian Krone	Buy	9/16/15	1,063,486	1,193,834	(130,348)

	Singapore Dollar	Sell	8/19/15	1,746,569	1,791,896	45,327

	Swedish Krona	Sell	9/16/15	4,392,689	4,595,835	203,146

State Street Bank and Trust Co.
	Australian Dollar	Buy	10/21/15	2,658,216	2,782,723	(124,507)

	Brazilian Real	Buy	10/2/15	3,106,754	3,434,224	(327,470)

	British Pound	Buy	9/16/15	350,484	342,205	8,279

	Canadian Dollar	Sell	10/21/15	2,042,909	2,126,639	83,730

	Chilean Peso	Buy	10/21/15	18,325	55,501	(37,176)

	Euro	Sell	9/16/15	1,724,448	1,672,977	(51,471)

	Hungarian Forint	Buy	9/16/15	3,395,811	3,393,891	1,920

	Japanese Yen	Sell	8/19/15	2,134,608	2,229,023	94,415

	New Zealand Dollar	Sell	10/21/15	1,528,348	1,559,294	30,946

	Norwegian Krone	Buy	9/16/15	49,350	51,756	(2,406)

	Singapore Dollar	Sell	8/19/15	4,470,973	4,584,138	113,165

Premier Income Trust	61

FORWARD CURRENCY CONTRACTS at 7/31/15 (aggregate face value $241,800,971) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

State Street Bank and Trust Co. cont.
	Swedish Krona	Sell	9/16/15	$1,003,185	$1,065,554	$62,369

	Swiss Franc	Sell	9/16/15	704,720	712,365	7,645

	Turkish Lira	Sell	9/16/15	523,349	390,376	(132,973)

UBS AG
	Australian Dollar	Buy	10/21/15	3,458,585	3,618,395	(159,810)

	British Pound	Buy	9/16/15	4,540,995	4,491,681	49,314

	Canadian Dollar	Sell	10/21/15	3,530,669	3,674,878	144,209

	Chilean Peso	Buy	10/21/15	4,008	4,207	(199)

	Euro	Sell	9/16/15	5,051,039	5,075,594	24,555

	Israeli Shekel	Sell	10/21/15	18,987	18,990	3

	Japanese Yen	Sell	8/19/15	1,279,891	1,235,935	(43,956)

	New Zealand Dollar	Buy	10/21/15	1,193,825	1,217,925	(24,100)

	Norwegian Krone	Buy	9/16/15	43,247	45,209	(1,962)

	Swedish Krona	Sell	9/16/15	1,653,030	1,670,187	17,157

WestPac Banking Corp.
	Australian Dollar	Sell	10/21/15	267,372	279,857	12,485

	Canadian Dollar	Sell	10/21/15	2,815,181	2,930,621	115,440

	Euro	Sell	9/16/15	4,120,740	4,117,913	(2,827)

	New Zealand Dollar	Buy	10/21/15	1,922,900	1,972,267	(49,367)

	South Korean Won	Buy	8/19/15	89,274	96,456	(7,182)

Total						$783,367

FUTURES CONTRACTS OUTSTANDING at 7/31/15
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Bund 10 yr (Long)	201	$34,083,548	Sep-15	$748,356

U.S. Treasury Bond 30 yr (Long)	6	935,625	Sep-15	27,738

U.S. Treasury Bond Ultra
30 yr (Long)	58	9,252,813	Sep-15	55,934

U.S. Treasury Note 10 yr (Short)	300	38,231,250	Sep-15	(131,175)

Total				$700,853

WRITTEN SWAP OPTIONS OUTSTANDING at 7/31/15 (premiums $8,693,980)
Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.
2.955/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.955	$92,734,200	$22,256

1.798/3 month USD-LIBOR-BBA/Dec-17	Dec-15/1.798	209,244,000	62,773

1.278/3 month USD-LIBOR-BBA/Dec-17	Dec-15/1.278	52,311,000	106,191

Barclays Bank PLC
(2.3975)/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.3975	21,197,000	299,090

62 Premier Income Trust

WRITTEN SWAP OPTIONS OUTSTANDING at 7/31/15 (premiums $8,693,980) cont.
Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Citibank, N.A.
2.587/3 month USD-LIBOR-BBA/May-18	May-16/2.587	$87,981,400	$50,149

2.387/3 month USD-LIBOR-BBA/May-18	May-16/2.387	87,981,400	78,303

Credit Suisse International
(2.60)/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.60	41,277,300	1,133,887

2.515/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.515	9,241,300	1,173,959

Goldman Sachs International
(1.885)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/1.885	8,552,050	28,222

2.37/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.37	40,514,000	58,745

2.58625/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.58625	175,962,800	103,818

(2.37)/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.37	40,514,000	317,630

JPMorgan Chase Bank N.A.
(0.83)/3 month USD-LIBOR-BBA/Sep-17	Sep-15/0.83	106,366,500	40,419

(0.905)/3 month USD-LIBOR-BBA/Sep-17	Sep-15/0.905	106,366,500	86,159

(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	26,070,000	3,572,137

Total			$7,133,738

WRITTEN OPTIONS OUTSTANDING at 7/31/15 (premiums $1,591,875)
	Expiration date/	Contract
	strike price	amount	Value

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Call)	Sep-15/$100.16	$90,000,000	$615,600

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Sep-15/96.13	42,000,000	2,352

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Sep-15/97.13	84,000,000	84

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Call)	Aug-15/102.48	45,000,000	577,485

Total			$1,195,521

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/15
Counterparty
Fixed right or obligation % to receive			Premium	Unrealized
or (pay)/Floating rate index/	Expiration	Contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)

Credit Suisse International
2.28275/3 month USD-LIBOR-BBA/
Aug-25 (Purchased)	Aug-15/2.28275	$84,788,000	$(322,194)	$193,317

(2.50525)/3monthUSD-LIBOR-BBA/
Aug-25 (Purchased)	Aug-15/2.50525	84,788,000	(322,194)	(151,771)

2.394/3 month USD-LIBOR-BBA/
Aug-25 (Written)	Aug-15/2.394	42,394,000	322,194	123,790

(2.394)/3 month USD-LIBOR-BBA/
Aug-25 (Written)	Aug-15/2.394	42,394,000	322,194	(169,152)

Premier Income Trust 63

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/15 cont.
Counterparty
Fixed right or obligation % to receive			Premium	Unrealized
or (pay)/Floating rate index/	Expiration	Contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)

JPMorgan Chase Bank N.A.
2.3675/3 month USD-LIBOR-BBA/
Aug-25 (Purchased)	Aug-15/2.3675	$41,848,800	$(202,213)	$171,999

2.2325/3 month USD-LIBOR-BBA/
Aug-25 (Purchased)	Aug-15/2.2325	41,848,800	(72,566)	51,474

(3.035)/3 month USD-LIBOR-BBA/
Feb-27 (Purchased)	Feb-17/3.035	11,591,775	(308,434)	(16,808)

(3.117)/3 month USD-LIBOR-BBA/
Feb-27 (Purchased)	Feb-17/3.117	11,591,775	(324,570)	(63,639)

2.117/3 month USD-LIBOR-BBA/
Feb-27 (Purchased)	Feb-17/2.117	11,591,775	(284,033)	(75,115)

1.00/3 month USD-LIBOR-BBA/
Apr-27 (Purchased)	Apr-17/1.00	21,148,700	(139,835)	(79,942)

2.035/3 month USD-LIBOR-BBA/
Feb-27 (Purchased)	Feb-17/2.035	11,591,775	(294,535)	(108,731)

1.00/3 month USD-LIBOR-BBA/
Apr-27 (Purchased)	Apr-17/1.00	42,297,400	(297,139)	(173,842)

2.655/3 month USD-LIBOR-BBA/
Feb-19 (Written)	Feb-17/2.655	50,772,000	336,365	156,835

2.56/3 month USD-LIBOR-BBA/
Feb-19 (Written)	Feb-17/2.56	50,772,000	324,570	122,767

(1.00)/3 month USD-LIBOR-BBA/
Apr-19 (Written)	Apr-17/1.00	84,594,800	270,703	84,426

(1.00)/3 month USD-LIBOR-BBA/
Apr-19 (Written)	Apr-17/1.00	42,297,400	129,515	37,645

(1.56)/3 month USD-LIBOR-BBA/
Feb-19 (Written)	Feb-17/1.56	50,772,000	292,310	6,093

(1.655)/3 month USD-LIBOR-BBA/
Feb-19 (Written)	Feb-17/1.655	50,772,000	289,400	(37,571)

(2.5025)/3 month USD-LIBOR-BBA/
Aug-25 (Written)	Aug-15/2.5025	41,848,800	463,350	(317,634)

Total			$182,888	$(245,859)

TBA SALE COMMITMENTS OUTSTANDING at 7/31/15 (proceeds receivable $21,013,125)
	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3s, August 1, 2045	$21,000,000	8/13/15	$21,126,328

Total			$21,126,328

64 Premier Income Trust

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/15
		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG
BRL	57,159,012	$—	1/2/17	Brazil Cetip	0.00%	$(49,581)
				Interbank Deposit
				Rate Over

ILS	2,659,000	—	6/26/25	2.39%	3 month	(14,899)
					TELBOR03

ILS	2,659,000	—	6/29/25	2.404%	3 month	(15,570)
					TELBOR03

ILS	7,977,000	—	7/1/25	2.4517%	3 month	(55,686)
					TELBOR03

ILS	10,636,000	—	7/2/25	2.45625%	3 month	(75,168)
					TELBOR03

PLN	23,326,000	—	3/17/24	4.1072%	6 month PLN-	(774,150)
					WIBOR-WIBO

PLN	11,630,000	—	3/18/24	4.12875%	6 month PLN-	(391,180)
					WIBOR-WIBO

PLN	9,735,000	—	3/27/24	4.045%	6 month PLN-	(315,780)
					WIBOR-WIBO

PLN	2,858,000	—	6/26/25	6 month PLN-	2.89%	14,963
				WIBOR-WIBO

PLN	2,858,000	—	6/29/25	6 month PLN-	2.88%	14,197
				WIBOR-WIBO

PLN	8,574,000	—	6/30/25	6 month PLN-	2.87%	40,486
				WIBOR-WIBO

PLN	8,574,000	—	7/1/25	6 month PLN-	3.0266%	72,242
				WIBOR-WIBO

PLN	8,574,000	—	7/2/25	6 month PLN-	3.00%	66,734
				WIBOR-WIBO

ZAR	43,715,000	—	1/26/25	3 month ZAR-	7.09%	(263,672)
				JIBAR-SAFEX

ZAR	29,143,000	—	1/23/25	3 month ZAR-	7.08%	(176,056)
				JIBAR-SAFEX

Goldman Sachs International
KRW	3,385,000,000	—	11/6/19	3 month KRW-CD-	2.17%	39,990
				KSDA-BLOOMBERG

JPMorgan Chase Bank N.A.
BRL	57,734,478	—	1/2/17	Brazil Cetip	0.00%	(190,203)
				Interbank Deposit
				Rate Over

BRL	25,281,804	—	1/2/17	Brazil Cetip	0.00%	37,827
				Interbank Deposit
				Rate Over

PLN	2,655,000	—	3/12/25	2.42%	6 month PLN-	12,627
					WIBOR-WIBO

Premier Income Trust 65

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/15 cont.
		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank N.A. cont.
ZAR	30,236,000	$—	1/22/25	3 month ZAR-	7.14%	$(172,997)
				JIBAR-SAFEX

ZAR	90,708,000	—	1/23/25	3 month ZAR-	7.0633%	(555,965)
				JIBAR-SAFEX

ZAR	16,647,000	—	3/10/25	3 month ZAR-	7.91%	(26,330)
				JIBAR-SAFEX

Total		$—				$(2,778,171)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/15
	Upfront		Payments	Payments	Unrealized
	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

$30,581,000 E	$129,425	4/20/19	3 month USD-	1.85%	$77,773
			LIBOR-BBA

7,655,900 E	(258,592)	4/20/27	2.415%	3 month USD-	(62,233)
				LIBOR-BBA

31,864,800 E	196,207	9/16/25	2.60%	3 month USD-	(603,663)
				LIBOR-BBA

402,999,000 E	1,564,916	9/16/20	2.00%	3 month USD-	(3,512,065)
				LIBOR-BBA

675,220,000 E	756,233	9/16/17	1.25%	3 month USD-	(2,693,466)
				LIBOR-BBA

24,705,400 E	(993,574)	9/16/45	3 month USD-	3.10%	858,145
			LIBOR-BBA

220,136,000	200,836	6/18/17	0.955%	3 month USD-	(303,244)
				LIBOR-BBA

41,277,300	379,206	7/29/25	2.5675%	3 month USD-	(687,487)
				LIBOR-BBA

82,554,600	(380,841)	7/29/25	3 month USD-	2.43375%	739,483
			LIBOR-BBA

41,277,300	(145,015)	7/29/25	3 month USD-	2.403%	298,715
			LIBOR-BBA

41,277,300	(206,931)	8/4/25	3 month USD-	2.4575%	405,624
			LIBOR-BBA

8,835,000	(117)	7/27/25	2.41176%	3 month USD-	(102,744)
				LIBOR-BBA

19,890,000	(263)	7/28/25	2.3615%	3 month USD-	(138,601)
				LIBOR-BBA

14,637,000	(193)	7/30/25	2.339%	3 month USD-	(69,624)
				LIBOR-BBA

1,939,000	(66)	7/14/45	2.96%	3 month USD-	(96,285)
				LIBOR-BBA

68,732,000	(204,150)	7/13/20	1.718%	3 month USD-	(399,918)
				LIBOR-BBA

9,207,000	(122)	7/24/25	2.41%	3 month USD-	(107,821)
				LIBOR-BBA

66 Premier Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/15 cont.
		Upfront		Payments	Payments	Unrealized
		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$8,835,000	$(117)	7/27/25	2.41668%	3 month USD-	$(106,733)
					LIBOR-BBA

	17,606,000	(232)	7/28/25	2.36043%	3 month USD-	(120,958)
					LIBOR-BBA

	33,225,000	(267)	7/28/20	3 month USD-	1.758%	136,084
				LIBOR-BBA

	17,606,000	(232)	7/28/25	2.36589%	3 month USD-	(129,769)
					LIBOR-BBA

	17,606,000	(232)	7/28/25	2.3675%	3 month USD-	(132,360)
					LIBOR-BBA

	19,079,000	(154)	7/29/20	3 month USD-	1.71385%	36,110
				LIBOR-BBA

	19,079,000	(154)	7/29/20	3 month USD-	1.719%	40,885
				LIBOR-BBA

	1,823,000 E	(15)	9/30/25	2.3575%	3 month USD-	(3,502)
					LIBOR-BBA

AUD	4,266,000	(43)	3/23/25	6 month AUD-	2.765%	(83,829)
				BBR-BBSW

AUD	5,646,000	(58)	3/30/25	2.77%	6 month AUD-	108,962
					BBR-BBSW

AUD	4,296,000	(46)	5/19/25	6 month AUD-	3.1575%	19,252
				BBR-BBSW

AUD	2,738,000	(28)	5/22/25	3.215%	6 month AUD-	(22,190)
					BBR-BBSW

AUD	3,331,000	(34)	6/1/25	3.045%	6 month AUD-	10,548
					BBR-BBSW

AUD	3,124,000	(32)	6/5/25	3.325%	6 month AUD-	(46,187)
					BBR-BBSW

AUD	3,450,000	(35)	6/11/25	3.385%	6 month AUD-	(63,448)
					BBR-BBSW

AUD	6,390,000	(65)	6/16/25	3.373%	6 month AUD-	(111,686)
					BBR-BBSW

AUD	3,244,000	(33)	6/19/25	3.26%	6 month AUD-	(32,899)
					BBR-BBSW

AUD	3,297,000	(33)	7/1/25	3.305%	6 month AUD-	(41,553)
					BBR-BBSW

AUD	3,334,000	(34)	7/3/25	6 month AUD-	3.4425%	71,218
				BBR-BBSW

AUD	3,091,000	(30)	7/27/25	6 month AUD-	3.1595%	7,642
				BBR-BBSW

CAD	48,297,000	(144)	6/17/17	0.92%	3 month CAD-	(113,795)
					BA-CDOR

CAD	55,288,000	(412)	6/17/20	3 month CAD-	1.24%	152,889
				BA-CDOR

CAD	2,117,000	(23)	4/17/25	1.89%	3 month CAD-	(645)
					BA-CDOR

Premier Income Trust 67

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/15 cont.
		Upfront		Payments	Payments	Unrealized
		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

CAD	8,466,000	$(92)	4/17/25	1.91875%	3 month CAD-	$(20,192)
					BA-CDOR

CAD	7,516,000	(81)	4/17/25	1.89375%	3 month CAD-	(4,326)
					BA-CDOR

CAD	18,970,000	(223)	6/17/25	2.253%	3 month CAD-	(447,145)
					BA-CDOR

CAD	9,050,000	(98)	5/21/25	3 month CAD-BA-	2.1875%	181,905
				CDOR

CAD	5,616,000	(60)	6/29/25	3 month CAD-BA-	2.255%	129,817
				CDOR

CAD	3,433,000	(37)	6/29/25	3 month CAD-BA-	2.27%	83,065
				CDOR

CAD	3,202,000	(33)	7/29/25	3 month CAD-BA-	2.03%	19,306
				CDOR

CAD	10,930,000	80,711	7/17/25	3 month CAD-BA-	2.035%	157,010
				CDOR

CAD	3,046,000	(31)	7/23/25	3 month CAD-BA-	2.0125%	15,400
				CDOR

CHF	32,650,000	(131)	5/5/17	6 month CHF-	0.60875%	(60,875)
				LIBOR-BBA

CHF	6,450,000	(91)	5/5/25	6 month CHF-	0.22%	(21,837)
				LIBOR-BBA

CHF	6,450,000	(93)	5/19/25	0.29%	6 month CHF-	(20,524)
					LIBOR-BBA

CHF	32,650,000	(134)	5/19/17	0.63%	6 month CHF-	43,287
					LIBOR-BBA

CHF	3,326,000	(47)	5/26/25	0.28%	6 month CHF-	(5,811)
					LIBOR-BBA

CHF	13,598,000	(189)	7/10/25	6 month CHF-	0.31%	37,199
				LIBOR-BBA

CHF	1,674,000	(23)	7/27/25	0.3075%	6 month CHF-	(2,215)
					LIBOR-BBA

CHF	1,628,000	(22)	7/22/25	6 month CHF-	0.34%	8,125
				LIBOR-BBA

EUR	3,000 E	12	9/16/45	6 month EUR-	1.75%	219
				EURIBOR-Telerate

EUR	1,743,000 E	2,662	9/16/17	0.25%	6 month EUR-	(2,950)
					EURIBOR-
					Telerate

EUR	77,855,000 E	424,955	9/16/20	6 month EUR-	0.50%	759,106
				EURIBOR-Telerate

EUR	47,651,000 E	410,074	9/16/25	1.25%	6 month EUR-	(812,209)
					EURIBOR-
					Telerate

EUR	6,535,000 E	(3,320)	9/16/35	1.75%	6 month EUR-	(372,853)
					EURIBOR-
					Telerate

68 Premier Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/15 cont.
		Upfront		Payments	Payments	Unrealized
		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

GBP	6,000 E	$685	9/16/45	2.75%	6 month GBP-	$(493)
					LIBOR-BBA

GBP	18,000 E	308	9/16/20	2.00%	6 month GBP-	(99)
					LIBOR-BBA

GBP	1,529,000 E	(26,364)	9/16/25	6 month GBP-	2.25%	17,831
				LIBOR-BBA

JPY	75,973,000	(25)	3/24/44	6 month JPY-	1.80%	59,999
				LIBOR-BBA

JPY	148,765,000	(50)	3/24/44	6 month JPY-	1.79625%	116,341
				LIBOR-BBA

JPY	4,165,600,000	(163)	3/14/19	6 month JPY-	0.3175%	193,552
				LIBOR-BBA

JPY	911,400,000	(159)	3/14/44	1.795%	6 month JPY-	(714,048)
					LIBOR-BBA

JPY	73,652,000	(13)	3/24/44	6 month JPY-	1.80125%	58,367
				LIBOR-BBA

JPY	85,000,000	(26)	11/7/44	6 month JPY-	1.5025%	12,633
				LIBOR-BBA

JPY	502,000,000	(151)	11/7/44	6 month JPY-	1.495%	66,788
				LIBOR-BBA

JPY	2,619,000,000	(186)	11/7/19	0.2475%	6 month JPY-	(42,249)
					LIBOR-BBA

JPY	1,546,600,000	(110)	11/7/19	0.25%	6 month JPY-	(26,359)
					LIBOR-BBA

JPY	26,010,000	(8)	11/7/44	6 month JPY-	1.4975%	3,596
				LIBOR-BBA

JPY	89,088,000	(10)	5/1/25	0.51%	6 month JPY-	2,930
					LIBOR-BBA

JPY	2,887,474,000	(174)	5/20/25	0.583%	6 month JPY-	(59,785)
					LIBOR-BBA

JPY	2,317,603,000	(138)	5/26/25	6 month JPY-	0.595%	65,532
				LIBOR-BBA

JPY	854,854,000	(93)	5/26/25	0.614%	6 month JPY-	(37,294)
					LIBOR-BBA

JPY	716,631,000	(41)	6/4/25	6 month JPY-	0.619%	32,651
				LIBOR-BBA

JPY	700,699,000	(75)	6/8/25	0.6725%	6 month JPY-	(61,129)
					LIBOR-BBA

JPY	767,466,000	(81)	6/10/25	0.674%	6 month JPY-	(67,591)
					LIBOR-BBA

JPY	767,249,000	(81)	6/12/25	0.6775%	6 month JPY-	(69,327)
					LIBOR-BBA

JPY	2,156,001,000	(126)	6/17/25	6 month JPY-	0.689%	211,484
				LIBOR-BBA

JPY	652,407,000	(38)	6/25/25	0.622%	6 month JPY-	(27,762)
					LIBOR-BBA

Premier Income Trust 69

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/15 cont.
		Upfront		Payments	Payments	Unrealized
		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPY	2,317,603,000	$(136)	7/2/25	6 month JPY-	0.6325%	$113,388
				LIBOR-BBA

JPY	743,369,000	(44)	7/15/25	0.6275%	6 month JPY-	(31,221)
					LIBOR-BBA

NOK	14,612,000	(25)	6/25/25	2.3775%	6 month NOK-	(44,723)
					NIBOR-NIBR

NOK	13,943,000	(23)	6/29/25	6 month NOK-	2.37%	41,206
				NIBOR-NIBR

NOK	13,950,000	(23)	7/2/25	6 month NOK-	2.375%	41,599
				NIBOR-NIBR

NOK	14,461,000	(24)	7/9/25	6 month NOK-	2.265%	25,615
				NIBOR-NIBR

NOK	13,564,000	(22)	7/21/25	6 month NOK-	2.21%	14,895
				NIBOR-NIBR

NOK	14,107,000	(23)	7/28/25	6 month NOK-	2.14%	4,106
				NIBOR-NIBR

NZD	10,839,000	(110)	4/23/25	3 month NZD-	3.7275%	121,862
				BBR-FRA

NZD	10,976,000	(112)	4/22/25	3 month NZD-	3.705%	109,896
				BBR-FRA

NZD	2,866,000	(26)	7/2/25	3.9025%	3 month NZD-	(39,356)
					BBR-FRA

NZD	2,308,000	(21)	7/3/25	3.95%	3 month NZD-	(37,764)
					BBR-FRA

NZD	5,733,000	(52)	7/2/25	3.9525%	3 month NZD-	(94,728)
					BBR-FRA

NZD	13,430,000	(111)	7/20/25	3.81%	3 month NZD-	(113,456)
					BBR-FRA

NZD	2,391,000	(21)	7/24/25	3.765%	3 month NZD-	(14,047)
					BBR-FRA

SEK	28,528,000	(46)	5/19/25	3 month SEK-	1.3225%	4,986
				STIBOR-SIDE

SEK	43,573,000	(71)	6/23/25	1.5525%	3 month SEK-	(105,988)
					STIBOR-SIDE

SEK	12,284,000	(19)	7/29/25	1.32%	3 month SEK-	5,080
					STIBOR-SIDE

SEK	10,559,000	(16)	7/23/25	1.4275%	3 month SEK-	(8,536)
					STIBOR-SIDE

Total		$1,920,171				$(7,431,491)

E Extended effective date.

70 Premier Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/15
	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
$555,362	$—	1/12/40	5.00% (1 month	Synthetic MBX Index	$2,356
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,034,299	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(16,266)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,004,398	—	1/12/40	5.00% (1 month	Synthetic MBX Index	4,261
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

928,454	—	1/12/41	5.00% (1 month	Synthetic MBX Index	3,793
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

211,111	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(3,287)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,803,219	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(4,897)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

384,611	—	1/12/40	4.00% (1 month	Synthetic MBX Index	4,195
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,043,207	—	1/12/41	5.00% (1 month	Synthetic MBX Index	4,262
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

4,868,299	—	1/12/41	5.00% (1 month	Synthetic MBX Index	19,891
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

966,029	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(6,929)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

2,447,453	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(4,275)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

3,056,248	—	1/12/41	5.00% (1 month	Synthetic MBX Index	12,487
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

930,779	—	1/12/40	4.00% (1 month	Synthetic MBX Index	10,153
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

119,642	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(528)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

425,976	—	1/12/41	5.00% (1 month	Synthetic MBX Index	1,740
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

521,008	—	1/12/41	5.00% (1 month	Synthetic MBX Index	1,559
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

Premier Income Trust	71

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/15 cont.
	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$3,129,621	$—	1/12/41	5.00% (1 month	Synthetic MBX Index	$12,787
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,779,031	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(3,108)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

2,268,347	—	1/12/40	4.00% (1 month	Synthetic MBX Index	24,742
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

429,958	—	1/12/40	5.00% (1 month	Synthetic MBX Index	1,824
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

3,291,462	—	1/12/40	4.50% (1 month	Synthetic MBX Index	28,533
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

13,140,233	—	1/12/41	5.00% (1 month	Synthetic MBX Index	53,688
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

2,884,467	—	1/12/41	5.00% (1 month	Synthetic MBX Index	11,785
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

486,727	—	1/12/40	5.00% (1 month	Synthetic MBX Index	2,065
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,578,373	—	1/12/40	5.00% (1 month	Synthetic MBX Index	6,696
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,144,228	—	1/12/40	5.00% (1 month	Synthetic MBX Index	4,854
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

6,396,857	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(11,174)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

1,144,981	—	1/12/39	(6.00%) 1 month	Synthetic MBX Index	(2,059)
			USD-LIBOR	6.00% 30 year Fannie
				Mae pools

944,409	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(2,926)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

472,204	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(1,463)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

472,204	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(1,463)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

947,639	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(2,937)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

72 Premier Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/15 cont.
	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$2,461,304	$—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	$(7,627)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

947,639	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(2,937)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

1,116,451	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(17,382)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,569,504	—	1/12/41	5.00% (1 month	Synthetic TRS Index	(18,948)
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

944,813	—	1/12/41	5.00% (1 month	Synthetic TRS Index	(11,406)
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

936,800	—	1/12/41	5.00% (1 month	Synthetic MBX Index	3,828
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,198,188	—	1/12/41	5.00% (1 month	Synthetic TRS Index	(14,465)
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

2,031,765	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(3,549)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

1,771,095	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(7,811)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

254,147	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(1,121)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

1,892,048	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(5,863)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

195,772	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(342)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

4,179,782	—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	57,652
			USD-LIBOR	5.00% 30 year Fannie
				Mae pools

2,390,942	—	1/12/43	3.50% (1 month	Synthetic TRS Index	(29,637)
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

745,545	—	1/12/41	5.00% (1 month	Synthetic MBX Index	3,046
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

2,633,137	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(4,600)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

Premier Income Trust	73

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/15 cont.
	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$6,846,702	$—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	$106,599
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

2,148,242	—	1/12/43	3.50% (1 month	Synthetic TRS Index	(26,629)
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

Citibank, N.A.
1,833,958	—	1/12/41	5.00% (1 month	Synthetic MBX Index	7,493
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

4,172,827	—	1/12/41	5.00% (1 month	Synthetic MBX Index	17,049
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

3,863,690	—	1/12/41	5.00% (1 month	Synthetic MBX Index	15,786
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

Credit Suisse International
1,390,942	—	1/12/41	5.00% (1 month	Synthetic MBX Index	5,683
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,345,050	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(2,350)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

2,504,920	—	1/12/41	5.00% (1 month	Synthetic TRS Index	(30,241)
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

2,558,986	—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	35,296
			USD-LIBOR	5.00% 30 year Fannie
				Mae pools

2,808,661	—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	38,740
			USD-LIBOR	5.00% 30 year Fannie
				Mae pools

2,675,025	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(32,295)
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

1,418,354	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(22,083)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

113,675	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(1,770)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

3,444,693	—	1/12/44	3.50% (1 month	Synthetic TRS Index	(43,777)
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

1,803,179	—	1/12/44	3.50% (1 month	Synthetic TRS Index	(22,916)
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

74 Premier Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/15 cont.
	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Credit Suisse International cont.
$902,004	$—	1/12/44	3.50% (1 month	Synthetic TRS Index	$(11,463)
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

3,116,390	—	1/12/44	3.50% (1 month	Synthetic TRS Index	(39,605)
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

1,728,717	—	1/12/43	3.50% (1 month	Synthetic TRS Index	(21,428)
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

3,339,552	—	1/12/43	3.50% (1 month	Synthetic TRS Index	(41,396)
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

3,245,939	—	1/12/43	3.50% (1 month	Synthetic TRS Index	(40,235)
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

Deutsche Bank AG
1,345,050	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(2,350)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

Goldman Sachs International
1,409,822	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(10,112)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

557,187	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(2,457)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

2,566,267	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(40,358)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,566,267	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(40,358)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

851,955	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(1,488)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

320,055	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(559)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

676,823	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(4,854)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

101,794	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(730)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

1,706,553	—	1/12/40	4.00% (1 month	Synthetic TRS Index	(27,367)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

Premier Income Trust	75

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/15 cont.
	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$680,951	$—	1/12/39	6.00% (1 month	Synthetic TRS Index	$(4,884)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

1,361,835	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(9,768)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

40,082	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(177)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

600,565	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(1,049)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

1,167,167	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(2,039)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

720,611	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(1,259)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

55,214	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(96)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

147,283	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(257)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

5,841,237	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(91,860)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

5,055,077	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(79,497)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

4,109,645	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(63,984)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

4,006,262	—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	55,258
			USD-LIBOR	5.00% 30 year Fannie
				Mae pools

7,792,000	—	2/24/25	(2.01%)	USA Non Revised	(84,933)
				Consumer Price
				Index-Urban (CPI-U)

4,359,133	—	1/12/44	3.50% (1 month	Synthetic TRS Index	(55,398)
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

3,452,984	—	1/12/44	3.50% (1 month	Synthetic TRS Index	(43,882)
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

1,822,247	—	1/12/44	3.50% (1 month	Synthetic TRS Index	(23,158)
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

76 Premier Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/15 cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
	$1,759,000	$—	3/12/25	(1.925%)	USA Non Revised	$2,111
					Consumer Price
					Index-Urban (CPI-U)

GBP	4,513,000	—	2/20/25	(2.895%)	GBP Non-revised UK	(72,366)
					Retail Price Index

GBP	1,018,000	—	3/10/25	(2.8675%)	GBP Non-revised UK	(29,535)
					Retail Price Index

JPMorgan Chase Bank N.A.
	$7,631,355	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(118,815)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	4,427,787	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(68,938)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	1,471,869	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(22,916)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	4,110,014	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(63,990)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	4,006,262	—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	55,258
				USD-LIBOR	5.00% 30 year Fannie
					Mae pools

EUR	12,692,000	—	5/25/20	(1.115%)	Eurostat Eurozone	(50,599)
					HICP excluding
					tobacco

EUR	12,495,000	—	5/25/25	1.445%	Eurostat Eurozone	69,852
					HICP excluding
					tobacco

Total		$—				$(857,899)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/15
		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America N.A.
CMBX NA	BBB–/P	$38,247	$671,000	5/11/63	300 bp	$38,907
BBB– Index

CMBX NA	BBB–/P	40,127	650,000	5/11/63	300 bp	40,767
BBB– Index

CMBX NA	BBB–/P	19,586	325,000	5/11/63	300 bp	19,905
BBB– Index

CMBX NA	BBB–/P	9,980	146,000	5/11/63	300 bp	10,123
BBB– Index

Premier Income Trust	77

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/15 cont.
		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Barclays Bank PLC
CMBX NA	BBB–/P	$77,713	$701,000	5/11/63	300 bp	$78,402
BBB– Index

Credit Suisse International
CMBX NA	BBB–/P	66,890	1,630,000	5/11/63	300 bp	68,493
BBB– Index

CMBX NA	BBB–/P	24,251	797,000	5/11/63	300 bp	25,034
BBB– Index

CMBX NA	BBB–/P	61,004	796,000	5/11/63	300 bp	61,787
BBB– Index

CMBX NA	BBB–/P	51,903	789,000	5/11/63	300 bp	52,679
BBB– Index

CMBX NA	BBB–/P	61,012	788,000	5/11/63	300 bp	61,787
BBB– Index

CMBX NA	BBB–/P	62,716	786,000	5/11/63	300 bp	63,490
BBB– Index

CMBX NA	BBB–/P	85,870	760,000	5/11/63	300 bp	86,618
BBB– Index

CMBX NA	BBB–/P	11,523	750,000	5/11/63	300 bp	12,261
BBB– Index

CMBX NA	BBB–/P	48,442	665,000	5/11/63	300 bp	49,096
BBB– Index

CMBX NA	BBB–/P	7,303	629,000	5/11/63	300 bp	7,921
BBB– Index

CMBX NA	BBB–/P	48,395	608,000	5/11/63	300 bp	48,993
BBB– Index

CMBX NA	BBB–/P	(2,348)	551,000	5/11/63	300 bp	(1,806)
BBB– Index

CMBX NA	BBB–/P	6,563	343,000	5/11/63	300 bp	6,900
BBB– Index

CMBX NA	BBB–/P	(194)	296,000	5/11/63	300 bp	97
BBB– Index

CMBX NA	BBB–/P	833	255,000	5/11/63	300 bp	1,084
BBB– Index

CMBX NA	BBB–/P	584	255,000	5/11/63	300 bp	834
BBB– Index

CMBX NA	BBB–/P	329	253,000	5/11/63	300 bp	578
BBB– Index

CMBX NA	BBB–/P	394	172,000	5/11/63	300 bp	563
BBB– Index

CMBX NA	BBB–/P	561	123,000	5/11/63	300 bp	682
BBB– Index

CMBX NA	BBB–/P	(1,971)	118,000	5/11/63	300 bp	(1,855)
BBB– Index

CMBX NA	BBB–/P	672	115,000	5/11/63	300 bp	785
BBB– Index

78 Premier Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/15 cont.
		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Credit Suisse International cont.
CMBX NA	BBB–/P	$(1,693)	$108,000	5/11/63	300 bp	$(1,587)
BBB– Index

CMBX NA	BBB–/P	(1,136)	89,000	5/11/63	300 bp	(1,049)
BBB– Index

CMBX NA	BBB–/P	595	83,000	5/11/63	300 bp	676
BBB– Index

CMBX NA	BBB–/P	1,092	62,000	5/11/63	300 bp	1,153
BBB– Index

CMBX NA	BBB–/P	1,065	43,000	1/17/47	300 bp	221
BBB– Index

CMBX NA	BBB–/P	583	66,000	1/17/47	300 bp	(712)
BBB– Index

CMBX NA	BBB–/P	498	70,000	1/17/47	300 bp	(875)
BBB– Index

CMBX NA	BBB–/P	156	88,000	1/17/47	300 bp	(1,570)
BBB– Index

CMBX NA	BBB–/P	568	89,000	1/17/47	300 bp	(1,177)
BBB– Index

CMBX NA	BBB–/P	443	89,000	1/17/47	300 bp	(1,303)
BBB– Index

CMBX NA	BBB–/P	345	108,000	1/17/47	300 bp	(1,773)
BBB– Index

CMBX NA	BBB–/P	345	108,000	1/17/47	300 bp	(1,773)
BBB– Index

CMBX NA	BBB–/P	2,032	115,000	1/17/47	300 bp	(224)
BBB– Index

CMBX NA	BBB–/P	3,715	152,000	1/17/47	300 bp	734
BBB– Index

CMBX NA	BBB–/P	3,784	160,000	1/17/47	300 bp	645
BBB– Index

CMBX NA	BBB–/P	612	191,000	1/17/47	300 bp	(3,135)
BBB– Index

CMBX NA	BBB–/P	409	191,000	1/17/47	300 bp	(3,338)
BBB– Index

CMBX NA	BBB–/P	341	191,000	1/17/47	300 bp	(3,406)
BBB– Index

CMBX NA	BBB–/P	812	324,000	1/17/47	300 bp	(5,544)
BBB– Index

CMBX NA	BBB–/P	1,175	411,000	1/17/47	300 bp	(6,888)
BBB– Index

CMBX NA	BBB–/P	1,321	411,000	1/17/47	300 bp	(6,742)
BBB– Index

CMBX NA	BBB–/P	4,694	440,000	1/17/47	300 bp	(3,937)
BBB– Index

Premier Income Trust 79

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/15 cont.
		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Credit Suisse International cont.
CMBX NA	BBB–/P	$6,221	$458,000	1/17/47	300 bp	$(2,764)
BBB– Index

CMBX NA	BBB–/P	4,132	528,000	1/17/47	300 bp	(6,225)
BBB– Index

CMBX NA	BBB–/P	3,585	717,000	1/17/47	300 bp	(10,480)
BBB– Index

CMBX NA	BBB–/P	3,585	717,000	1/17/47	300 bp	(10,480)
BBB– Index

CMBX NA	BBB–/P	3,410	797,000	1/17/47	300 bp	(12,225)
BBB– Index

CMBX NA	BBB–/P	10	973,000	1/17/47	300 bp	(19,077)
BBB– Index

CMBX NA	BBB–/P	4,285	1,202,000	1/17/47	300 bp	(19,294)
BBB– Index

CMBX NA BB Index	—	(4,352)	833,000	5/11/63	(500 bp)	(4,329)

CMBX NA BB Index	—	(10,758)	616,000	5/11/63	(500 bp)	(10,741)

CMBX NA BB Index	—	7,965	515,000	5/11/63	(500 bp)	7,979

CMBX NA BB Index	—	13,547	513,000	5/11/63	(500 bp)	13,561

CMBX NA BB Index	—	5,272	510,000	5/11/63	(500 bp)	5,286

CMBX NA BB Index	—	(798)	280,000	5/11/63	(500 bp)	(518)

CMBX NA BB Index	—	(2,536)	278,000	5/11/63	(500 bp)	(2,528)

CMBX NA BB Index	—	(2,119)	276,000	5/11/63	(500 bp)	(2,112)

CMBX NA BB Index	—	(2,644)	276,000	5/11/63	(500 bp)	(2,636)

CMBX NA BB Index	—	5,159	258,000	5/11/63	(500 bp)	5,166

CMBX NA BB Index	—	(659)	181,000	5/11/63	(500 bp)	(654)

CMBX NA BB Index	—	(183)	160,000	5/11/63	(500 bp)	(23)

CMBX NA BB Index	—	862	159,000	5/11/63	(500 bp)	867

CMBX NA BB Index	—	(1,148)	143,000	5/11/63	(500 bp)	(1,144)

CMBX NA BB Index	—	(900)	143,000	5/11/63	(500 bp)	(896)

CMBX NA BB Index	—	1,975	132,000	5/11/63	(500 bp)	1,978

CMBX NA BB Index	—	460	26,000	5/11/63	(500 bp)	461

CMBX NA BB Index	—	(3,146)	324,000	1/17/47	(500 bp)	2,566

CMBX NA BB Index	—	(11,870)	612,000	5/11/63	(500 bp)	(11,853)

CMBX NA	BBB–/P	(15,354)	1,246,000	5/11/63	300 bp	(14,129)
BBB– Index

CMBX NA	BBB–/P	(18,666)	1,238,000	5/11/63	300 bp	(17,449)
BBB– Index

CMBX NA	BBB–/P	(23,329)	1,205,000	5/11/63	300 bp	(22,144)
BBB– Index

CMBX NA	BBB–/P	1,509	1,137,000	5/11/63	300 bp	2,627
BBB– Index

CMBX NA	BBB–/P	(8,056)	802,000	5/11/63	300 bp	(7,268)
BBB– Index

80 Premier Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/15 cont.
		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Credit Suisse International cont.
CMBX NA	BBB–/P	$3,668	$792,000	5/11/63	300 bp	$4,447
BBB– Index

CMBX NA	BBB–/P	438	658,000	5/11/63	300 bp	1,085
BBB– Index

CMBX NA	BBB–/P	2,956	638,000	5/11/63	300 bp	3,583
BBB– Index

CMBX NA	BBB–/P	14,943	628,000	5/11/63	300 bp	15,561
BBB– Index

CMBX NA	BBB–/P	3,733	615,000	5/11/63	300 bp	4,338
BBB– Index

CMBX NA	BBB–/P	2,109	609,000	5/11/63	300 bp	2,708
BBB– Index

CMBX NA	BBB–/P	422	608,000	5/11/63	300 bp	1,020
BBB– Index

CMBX NA	BBB–/P	(10,948)	606,000	5/11/63	300 bp	(10,352)
BBB– Index

CMBX NA	BBB–/P	1,476	547,000	5/11/63	300 bp	2,013
BBB– Index

CMBX NA	BBB–/P	(1,788)	536,000	5/11/63	300 bp	(1,261)
BBB– Index

CMBX NA	BBB–/P	(1,792)	536,000	5/11/63	300 bp	(1,265)
BBB– Index

CMBX NA	BBB–/P	(4,981)	532,000	5/11/63	300 bp	(4,457)
BBB– Index

CMBX NA	BBB–/P	(5,339)	533,000	5/11/63	300 bp	(4,815)
BBB– Index

CMBX NA	BBB–/P	6,197	520,000	5/11/63	300 bp	6,708
BBB– Index

CMBX NA	BBB–/P	5,170	520,000	5/11/63	300 bp	5,681
BBB– Index

CMBX NA	BBB–/P	24,887	520,000	5/11/63	300 bp	25,398
BBB– Index

CMBX NA	BBB–/P	(4,326)	517,000	5/11/63	300 bp	(3,818)
BBB– Index

CMBX NA	BBB–/P	(1,672)	494,000	5/11/63	300 bp	(1,186)
BBB– Index

CMBX NA	BBB–/P	3,366	457,000	5/11/63	300 bp	3,816
BBB– Index

CMBX NA	BBB–/P	(2,594)	272,000	5/11/63	300 bp	(2,327)
BBB– Index

CMBX NA	BBB–/P	(1,615)	268,000	5/11/63	300 bp	(1,352)
BBB– Index

CMBX NA	BBB–/P	276	56,000	1/17/47	300 bp	(823)
BBB– Index

Premier Income Trust	81

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/15 cont.
		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Credit Suisse International cont.
CMBX NA	BBB–/P	$1,244	$76,000	1/17/47	300 bp	$(247)
BBB– Index

CMBX NA	BBB–/P	26,753	914,000	1/17/47	300 bp	8,823
BBB– Index

CMBX NA	BBB–/P	20,659	923,000	1/17/47	300 bp	2,015
BBB– Index

Goldman Sachs International
CMBX NA	BBB–/P	(5,851)	846,000	5/11/63	300 bp	(5,019)
BBB– Index

CMBX NA	BBB–/P	321	123,000	5/11/63	300 bp	442
BBB– Index

CMBX NA	BBB–/P	1,834	68,000	1/17/47	300 bp	500
BBB– Index

CMBX NA	BBB–/P	1,683	169,000	1/17/47	300 bp	(1,632)
BBB– Index

CMBX NA	BBB–/P	678	190,000	1/17/47	300 bp	(3,049)
BBB– Index

CMBX NA	BBB–/P	681	191,000	1/17/47	300 bp	(3,065)
BBB– Index

CMBX NA	BBB–/P	1,714	401,000	1/17/47	300 bp	(6,152)
BBB– Index

CMBX NA	BBB–/P	1,430	401,000	1/17/47	300 bp	(6,437)
BBB– Index

CMBX NA	BBB–/P	1,430	401,000	1/17/47	300 bp	(6,437)
BBB– Index

CMBX NA	BBB–/P	2,668	680,000	1/17/47	300 bp	(10,672)
BBB– Index

CMBX NA BB Index	—	(5,185)	489,000	5/11/63	(500 bp)	(5,172)

CMBX NA BB Index	—	(2,651)	276,000	5/11/63	(500 bp)	(2,643)

CMBX NA BB Index	—	5,834	258,000	5/11/63	(500 bp)	5,841

CMBX NA BB Index	—	1,936	115,000	5/11/63	(500 bp)	1,939

CMBX NA BB Index	—	861	84,000	5/11/63	(500 bp)	863

CMBX NA BB Index	—	100	82,000	5/11/63	(500 bp)	102

CMBX NA BB Index	—	(3,352)	324,000	1/17/47	(500 bp)	2,360

CMBX NA BB Index	—	(299)	150,000	1/17/47	(500 bp)	2,345

CMBX NA	BBB–/P	(10,098)	606,000	5/11/63	300 bp	(9,502)
BBB– Index

CMBX NA	BBB–/P	6,683	585,000	5/11/63	300 bp	7,258
BBB– Index

82 Premier Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/15 cont.
		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Goldman Sachs International cont.
CMBX NA	BBB–/P	$(2,151)	$536,000	5/11/63	300 bp	$(1,624)
BBB– Index

CMBX NA	BBB–/P	(4,959)	530,000	5/11/63	300 bp	(4,438)
BBB– Index

CMBX NA	BBB–/P	(5,315)	530,000	5/11/63	300 bp	(4,794)
BBB– Index

CMBX NA	BBB–/P	(5,315)	530,000	5/11/63	300 bp	(4,794)
BBB– Index

CMBX NA	BBB–/P	3,144	527,000	5/11/63	300 bp	3,662
BBB– Index

CMBX NA	BBB–/P	(2,967)	272,000	5/11/63	300 bp	(2,700)
BBB– Index

CMBX NA	BBB–/P	(1,365)	170,000	5/11/63	300 bp	(1,198)
BBB– Index

CMBX NA	BBB–/P	(206)	77,000	5/11/63	300 bp	(130)
BBB– Index

CMBX NA	BBB–/P	9,570	454,000	1/17/47	300 bp	513
BBB– Index

CMBX NA	BBB–/P	13,677	457,000	1/17/47	300 bp	4,718
BBB– Index

Total		$785,372				$560,421

*Payments related to the referenced debt are made upon a credit default event.

**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at July 31, 2015. Securities rated by Putnam are indicated by “/P.”

Premier Income Trust 83

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks*:

Consumer cyclicals	$—	$—	$23,241

Energy	11,652	—	1,836

Total common stocks	11,652	—	25,077

Convertible bonds and notes	—	272,119	—

Corporate bonds and notes	—	218,383,912	13

Foreign government and agency bonds and notes	—	66,426,979	—

Mortgage-backed securities	—	303,724,923	7,399,831

Preferred stocks	426,631	639,310	—

Purchased options outstanding	—	1,373,013	—

Purchased swap options outstanding	—	3,792,319	—

Senior loans	—	14,856,801	—

U.S. government and agency mortgage obligations	—	272,366,008	—

Short-term investments	29,185,448	34,200,961	—

Totals by level	$29,623,731	$916,036,345	$7,424,921

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$783,367	$—

Futures contracts	700,853	—	—

Written options outstanding	—	(1,195,521)	—

Written swap options outstanding	—	(7,133,738)	—

Forward premium swap option contracts	—	(245,859)	—

TBA sale commitments	—	(21,126,328)	—

Interest rate swap contracts	—	(12,129,833)	—

Total return swap contracts	—	(857,899)	—

Credit default contracts	—	(224,951)	—

Totals by level	$700,853	$(42,130,762)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

84 Premier Income Trust

The following is a reconciliation of Level 3 assets as of the close of the reporting period:

				Change
				in net
	Balance			unrealized			Net transfers	Balance
	as of	Accrued		appreciation/			in and/or	as of
Investments in	July 31,	discounts/	Realized	(deprecia-			out of	July 31,
securities:	2014	premiums	gain/(loss)	tion) #	Purchases	Sales	Level 3 †	2015

Common stocks*:

Consumer cyclicals	$23,241	$—	$—	$—	$—	$—	$—	$23,241

Energy	1,836	—	—	—	—	—	—	1,836

Total common stocks	25,077	—	—	—	—	—	—	25,077

Corporate
bonds and notes	10	—	—	3	—	—	—	13

Mortgage-
backed securities	—	—	—	—	—	—	7,399,831	7,399,831

Totals:	$25,087	$—	$—	$3	$—	$—	$7,399,831	$7,424,921

*Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

†Transfers during the reporting period are accounted for using the end of period market value and include valuations provided by a single broker quote. Such valuations involve certain inputs and estimates that were unobservable at the end of the reporting period.

#Includes $3 related to Level 3 securities still held at period end. Total change in unrealized appreciation/(depreciation) for securities (including Level 1 and Level 2) can be found in the Statement of operations.

During the reporting period, transfers between level 1 and level 2 within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in Note 1), did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period.

Level 3 securities, which are fair valued by Putnam, are not material to the fund.

The accompanying notes are an integral part of these financial statements.

Premier Income Trust 85

Statement of assets and liabilities 7/31/15

ASSETS

Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $938,937,967)	$924,158,549
Affiliated issuers (identified cost $28,926,448) (Notes 1 and 5)	28,926,448

Cash	1,221,016

Foreign currency (cost $1,754) (Note 1)	1,755

Dividends, interest and other receivables	9,241,529

Receivable for investments sold	7,299,601

Receivable for sales of delayed delivery securities (Note 1)	21,034,125

Receivable for variation margin (Note 1)	2,127,081

Unrealized appreciation on forward premium swap option contracts (Note 1)	948,346

Unrealized appreciation on forward currency contracts (Note 1)	4,361,694

Unrealized appreciation on OTC swap contracts (Note 1)	1,883,833

Premium paid on OTC swap contracts (Note 1)	198,629

Prepaid assets	48,250

Total assets	1,001,450,856

LIABILITIES

Payable for investments purchased	5,840,217

Payable for purchases of delayed delivery securities (Note 1)	274,208,335

Payable for shares of the fund repurchased	947,316

Payable for compensation of Manager (Note 2)	1,277,305

Payable for custodian fees (Note 2)	46,976

Payable for investor servicing fees (Note 2)	57,091

Payable for Trustee compensation and expenses (Note 2)	273,785

Payable for administrative services (Note 2)	2,713

Payable for variation margin (Note 1)	5,163,718

Distributions payable to shareholders	3,061,326

Unrealized depreciation on OTC swap contracts (Note 1)	4,959,482

Premium received on OTC swap contracts (Note 1)	984,001

Unrealized depreciation on forward currency contracts (Note 1)	3,578,327

Unrealized depreciation on forward premium swap option contracts (Note 1)	1,194,205

Written options outstanding, at value (premiums $10,285,855) (Notes 1 and 3)	8,329,259

TBA sale commitments, at value (proceeds receivable $21,013,125) (Note 1)	21,126,328

Collateral on certain derivative contracts, at value (Note 1)	259,000

Other accrued expenses	247,278

Total liabilities	331,556,662

Net assets	$669,894,194

(Continued on next page)

86 Premier Income Trust

Statement of assets and liabilities (Continued)

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$927,167,239

Undistributed net investment income (Note 1)	20,901,416

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(255,966,271)

Net unrealized depreciation of investments and assets and liabilities in foreign currencies	(22,208,190)

Total — Representing net assets applicable to capital shares outstanding	$669,894,194

COMPUTATION OF NET ASSET VALUE

Net asset value per share
($669,894,194 divided by 117,160,420 shares)	$5.72

The accompanying notes are an integral part of these financial statements.

Premier Income Trust 87

Statement of operations Year ended 7/31/15

INVESTMENT INCOME

Interest (net of foreign tax of $1,725) (including interest income of $23,405 from investments
in affiliated issuers) (Note 5)	$40,217,692

Dividends	108,517

Total investment income	40,326,209

EXPENSES

Compensation of Manager (Note 2)	5,168,521

Investor servicing fees (Note 2)	359,256

Custodian fees (Note 2)	135,132

Trustee compensation and expenses (Note 2)	27,144

Administrative services (Note 2)	18,667

Other	572,005

Total expenses	6,280,725

Expense reduction (Note 2)	—

Net expenses	6,280,725

Net investment income	34,045,484

Net realized gain on investments (Notes 1 and 3)	1,100,686

Net realized loss on swap contracts (Note 1)	(4,793,469)

Net realized loss on futures contracts (Note 1)	(16,368,760)

Net realized gain on foreign currency transactions (Note 1)	23,578,326

Net realized gain on written options (Notes 1 and 3)	7,363,945

Net unrealized depreciation of assets and liabilities in foreign currencies during the year	(186,376)

Net unrealized depreciation of investments, futures contracts, swap contracts, written options,
and TBA sale commitments during the year	(69,931,248)

Net loss on investments	(59,236,896)

Net decrease in net assets resulting from operations	$(25,191,412)

The accompanying notes are an integral part of these financial statements.

88 Premier Income Trust

Statement of changes in net assets

DECREASE IN NET ASSETS	Year ended 7/31/15	Year ended 7/31/14

Operations:
Net investment income	$34,045,484	$41,854,059

Net realized gain (loss) on investments
and foreign currency transactions	10,880,728	(11,263,859)

Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies	(70,117,624)	32,884,735

Net increase (decrease) in net assets resulting
from operations	(25,191,412)	63,474,935

Distributions to shareholders (Note 1):
From ordinary income
Net investment income	(37,829,741)	(40,895,646)

Decrease from shares repurchased (Note 4)	(42,902,048)	(72,195,197)

Total decrease in net assets	(105,923,201)	(49,615,908)

NET ASSETS

Beginning of year	775,817,395	825,433,303

End of year (including undistributed net investment income
of $20,901,416 and distributions in excess of net investment
income of $2,433,898, respectively)	$669,894,194	$775,817,395

NUMBER OF FUND SHARES

Shares outstanding at beginning of year	125,224,458	138,455,453

Shares repurchased (Note 4)	(8,064,038)	(13,230,995)

Shares outstanding at end of year	117,160,420	125,224,458

The accompanying notes are an integral part of these financial statements.

Premier Income Trust 89

Financial highlights (For a common share outstanding throughout the period)

PER-SHARE OPERATING PERFORMANCE
			Year ended

	7/31/15	7/31/14	7/31/13	7/31/12	7/31/11
Net asset value, beginning of period	$6.20	$5.96	$5.76	$6.17	$6.31
Investment operations:

Net investment income [a]	.28	.32	.32	.27	.45

Net realized and unrealized
gain (loss) on investments	(.49)	.17	.19	(.28)	.09

Total from investment operations	(.21)	.49	.51	(.01)	.54
Less distributions:

From net investment income	(.31)	(.31)	(.33)	(.34)	(.68)

From return of capital	—	—	—	(.06)	—

Total distributions	(.31)	(.31)	(.33)	(.40)	(.68)

Increase from shares repurchased	.04	.06	.02	—	—

Net asset value, end of period	$5.72	$6.20	$5.96	$5.76	$6.17

Market price, end of period	$5.10	$5.47	$5.25	$5.63	$6.09

Total return at market price (%) [b]	(1.14)	10.29	(1.06)	(0.63)	1.45

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period
(in thousands)	$669,894	$775,817	$825,433	$818,077	$874,404

Ratio of expenses to average
net assets (%) [c]	.87	.90	.86	.88	.85

Ratio of net investment income
to average net assets (%)	4.74	5.23	5.49	4.80	7.16

Portfolio turnover (%)	654 d	189 e	215 e	153 e	294 e

a Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment.

c Includes amounts paid through expense offset arrangements, if any (Note 2).

d Portfolio turnover includes TBA purchase and sale commitments.

e Portfolio turnover excludes TBA purchase and sales commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover %

July 31, 2014	485%

July 31, 2013	586

July 31, 2012	458

July 31, 2011	468

The accompanying notes are an integral part of these financial statements.

Premier Income Trust 90

Notes to financial statements 7/31/15

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from August 1, 2014 through July 31, 2015.

Putnam Premier Income Trust (the fund) is a non-diversified Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The fund is currently operating as a diversified fund. In the future, the fund may operate as a non–diversified fund to the extent permitted by applicable law. Under current law, shareholder approval would be required before the fund could operate as a non-diversified fund. The goal of the fund is to seek high current income consistent with the preservation of capital by allocating its investments among the U.S. government sector, high yield sector and international sector of the fixed-income securities market.

The fund’s shares trade on a stock exchange at market prices, which may be lower than the fund’s net asset value.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events

Premier Income Trust	91

that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of

92 Premier Income Trust

investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts for hedging duration and convexity, to isolate prepayment risk, and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and for gaining exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning, and for gaining exposure to rates in various countries.

Premier Income Trust 93

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for gaining exposure to specific sectors, for hedging inflation, and for gaining exposure to inflation.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk, and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain

94 Premier Income Trust

or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Premier Income Trust 95

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $7,283,566 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $7,605,442 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

At July 31, 2015, the fund had a capital loss carryover of $228,161,332 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

	Loss carryover

Short-term	Long-term	Total	Expiration

$42,578,026	$23,002,897	$65,580,923	*

17,302,669	N/A	17,302,669	July 31, 2016

58,742,308	N/A	58,742,308	July 31, 2017

86,535,432	N/A	86,535,432	July 31, 2018

* Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

96 Premier Income Trust

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer certain capital losses of $14,742,315 recognized during the period between November 1, 2014 and July 31, 2015 to its fiscal year ending July 31, 2016.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from foreign currency gains and losses, from late year loss deferrals, from the expiration of a capital loss carryover, from dividends payable, from defaulted bond interest, from realized gains and losses on certain futures contracts, from unrealized gains and losses on certain futures contracts, from income on swap contracts, and from interest-only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $27,119,571 to increase distributions in excess of net investment income, $6,185,575 to decrease paid-in-capital and $20,933,996 to increase accumulated net realized loss.

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$19,351,487
Unrealized depreciation	(46,250,195)

Net unrealized depreciation	(26,898,708)
Undistributed ordinary income	26,763,359
Capital loss carryforward	(228,161,332)
Post-October capital loss deferral	(14,742,315)
Cost for federal income tax purposes	$979,715,656

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management for management and investment advisory services quarterly based on the average net assets (including assets, but excluding liabilities, attributable to leverage for investment purposes) of the fund. The fee is based on the following annual rates:

0.750%	of the first $500 million of average	0.480%	of the next $5 billion of average net
	net assets,		assets,

0.650%	of the next $500 million of average	0.470%	of the next $5 billion of average net
	net assets,		assets,

0.600%	of the next $500 million of average	0.460%	of the next $5 billion of average net
	net assets,		assets,

0.550%	of the next $5 billion of average net	0.450%	of the next $5 billion of average net
	assets,		assets,

0.525%	of the next $5 billion of average net	0.440%	of the next $5 billion of average net
	assets,		assets,

0.505%	of the next $5 billion of average net	0.430%	of the next $8.5 billion of average
	assets,		net assets and

0.490%	of the next $5 billion of average net	0.420%	of any excess thereafter.
	assets,

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets (including assets, but excluding liabilities, attributable to leverage for investment purposes) of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Premier Income Trust 97

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.05% of the fund’s average daily net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were not reduced under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $396, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales

Investments in securities, including TBA commitments
(Long-term)	$5,834,084,825	$5,684,796,821

U.S. government securities (Long-term)	—	—

Total	$5,834,084,825	$5,684,796,821

Written option transactions during the reporting period are summarized as follows:

	Written swap
	option contract	Written swap	Written option	Written option
	amounts	option premiums	contract amounts	premiums

Written options outstanding
at the beginning of the
reporting period	$821,892,200	$9,052,276	$763,000,000	$3,482,305

Options opened	6,330,360,340	36,340,410	1,281,000,000	7,854,062
Options exercised	(558,611,200)	(4,520,720)	—	—
Options expired	(965,249,275)	(5,649,420)	(961,000,000)	(3,981,250)
Options closed	(4,065,461,615)	(26,528,566)	(822,000,000)	(5,763,242)

Written options outstanding at
the end of the reporting period	$1,562,930,450	$8,693,980	$261,000,000	$1,591,875

98 Premier Income Trust

Note 4: Shares repurchased

In September 2014, the Trustees approved the renewal of the repurchase program of the fund to repurchase up to 10% of its outstanding common shares over the 12-month period ending October 7, 2015 (based on shares outstanding as of October 7, 2014). Prior to this renewal, the Trustees had approved a repurchase program to allow the fund to repurchase up to 10% of its outstanding common shares over the 12-month period ending October 7, 2014 (based on shares outstanding as of October 7, 2013). Repurchases are made when the fund’s shares are trading at less than net asset value and in accordance with procedures approved by the fund’s Trustees.

For the reporting period, the fund repurchased 8,064,038 common shares for an aggregate purchase price of $42,902,048, which reflects a weighted-average discount from net asset value per share of 10.18%. The weighted-average discount reflects the payment of commissions by the fund to execute repurchase trades.

At the close of the reporting period, Putnam Investments, LLC owned approximately 2,147 shares of the fund (less than 0.01% of the fund’s shares outstanding), valued at $12,281 based on net asset value.

In September 2015, the Trustees approved the renewal of the repurchase program of the fund to repurchase up to 10% of its outstanding common shares over the 12-month period ending October 7, 2016 (based on shares outstanding as of October 7, 2015).

Note 5: Affiliated transactions

Transactions during the reporting period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:

	Fair value at the				Fair value at
	beginning of				the end of
	the reporting			Investment	the reporting
Name of affiliate	period	Purchase cost	Sale proceeds	income	period

Putnam Short Term
Investment Fund*	$15,660,350	$329,304,473	$316,038,375	$23,405	$28,926,448

Totals	$15,660,350	$329,304,473	$316,038,375	$23,405	$28,926,448

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.

Note 6: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 7: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Premier Income Trust 99

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was as follows based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$166,700,000

Purchased swap option contracts (contract amount)	$989,200,000

Written TBA commitment option contracts (contract amount) (Note 3)	$292,900,000

Written swap option contracts (contract amount) (Note 3)	$984,000,000

Futures contracts (number of contracts)	800

Forward currency contracts (contract amount)	$759,900,000

OTC interest rate swap contracts (notional)	$212,200,000

Centrally cleared interest rate swap contracts (notional)	$2,770,800,000

OTC total return swap contracts (notional)	$324,900,000

OTC credit default contracts (notional)	$48,400,000

Centrally cleared credit default contracts (notional)	$—*

Warrants (number of warrants)	9

* For the reporting period there were no holdings at the end of each fiscal quarter and the transactions were considered minimal.

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value

Credit contracts	Receivables	$50,759	Payables	$275,710

Foreign exchange
contracts	Receivables	4,361,694	Payables	3,578,327

Investments,
	Receivables, Net		Payables, Net
	assets — Unrealized		assets — Unrealized
Interest rate contracts	appreciation	15,020,915*	depreciation	30,717,580*

Total		$19,433,368		$34,571,617

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

100 Premier Income Trust

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not
accounted for as				Forward
hedging instruments				currency
under ASC 815	Warrants	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$126,746	$126,746

Foreign exchange
contracts	—	—	—	23,900,836	—	$23,900,836

Equity contracts	12,397	—	—	—	—	$12,397

Interest rate
contracts	—	(7,501,753)	(16,368,760)	—	(4,920,215)	$(28,790,728)

Total	$12,397	$(7,501,753)	$(16,368,760)	$23,900,836	$(4,793,469)	$(4,750,749)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not
accounted for as				Forward
hedging instruments				currency
under ASC 815	Warrants	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$352,782	$352,782

Foreign exchange
contracts	—	—	—	(408,431)	—	$(408,431)

Equity contracts	(13,256)	—	—	—	—	$(13,256)

Interest rate
contracts	—	486,272	2,462,198	—	(11,887,612)	$(8,939,142)

Total	$(13,256)	$486,272	$2,462,198	$(408,431)	$(11,534,830)	$(9,008,047)

Premier Income Trust 101

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

Assets:

OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$208,622	$39,990	$—	$50,454	$—	$—	$—	$—	$—	$299,066

Centrally cleared interest rate swap contracts§	—	—	2,117,183	—	—	—	—	—	—	—	—	—	—	—	2,117,183

OTC Total return swap contracts*#	—	382,796	—	40,328	79,719	—	57,369	—	125,110	—	—	—	—	—	685,322

OTC Credit default contracts*#	1,762	689	—	—	34,675	—	13,633	—	—	—	—	—	—	—	50,759

Futures contracts§	—	—	—	—	—	—	—	—	—	9,898	—	—	—	—	9,898

Forward currency contracts#	259,549	540,084	—	237,372	615,473	364,714	235,832	201,213	494,125	—	647,700	402,469	235,238	127,925	4,361,694

Forward premium swap option contracts#	—	—	—	—	317,107	—	—	—	631,239	—	—	—	—	—	948,346

Purchased swap options**#	239,027	286,159	—	148,689	2,351,602	—	612,612	—	154,230	—	—	—	—	—	3,792,319

Purchased options**#	—	—	—	—	—	—	—	—	1,373,013	—	—	—	—	—	1,373,013

Total Assets	$500,338	$1,209,728	$2,117,183	$426,389	$3,398,576	$573,336	$959,436	$201,213	$2,828,171	$9,898	$647,700	$402,469	$235,238	$127,925	$13,637,600

Liabilities:

OTC Interest rate swap contracts*#	—	—	—	—	—	2,131,742	—	—	945,495	—	—	—	—	—	3,077,237

Centrally cleared interest rate swap contracts§	—	—	5,015,630	—	—	—	—	—	—	—	—	—	—	—	5,015,630

OTC Total return swap contracts*#	—	213,629	—	—	309,559	2,350	692,425	—	325,258	—	—	—	—	—	1,543,221

OTC Credit default contracts*#	—	—	—	—	208,632	—	67,078	—	—	—	—	—	—	—	275,710

Futures contracts§	—	—	—	—	—	—	—	—	—	148,088	—	—	—	—	148,088

Forward currency contracts#	194,037	587,356	—	485,830	230,660	101,511	85,832	176,451	555,458	—	195,786	676,003	230,027	59,376	3,578,327

Forward premium swap option contracts#	—	—	—	—	320,923	—	—	—	873,282	—	—	—	—	—	1,194,205

Written swap options#	191,220	299,090	—	128,452	2,307,846	—	508,415	—	3,698,715	—	—	—	—	—	7,133,738

Written options#	—	—	—	—	—	—	—	—	1,195,521	—	—	—	—	—	1,195,521

Total Liabilities	$385,257	$1,100,075	$5,015,630	$614,282	$3,377,620	$2,235,603	$1,353,750	$176,451	$7,593,729	$148,088	$195,786	$676,003	$230,027	$59,376	$23,161,677

Total Financial and Derivative Net Assets	$115,081	$109,653	$(2,898,447)	$(187,893)	$20,956	$(1,662,267)	$(394,314)	$24,762	$(4,765,558)	$(138,190)	$451,914	$(273,534)	$5,211	$68,549	$(9,524,077)

Total collateral received (pledged)†##	$—	$—	$—	$(187,893)	$—	$(1,662,267)	$(371,931)	$—	$(4,765,558)	$—	$259,000	$—	$(74,999)	$—

Net amount	$115,081	$109,653	$(2,898,447)	$—	$20,956	$—	$(22,383)	$24,762	$—	$(138,190)	$192,914	$(273,534)	$80,210	$68,549

*Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

**Included with Investments in securities on the Statement of assets and liabilities.

†Additional collateral may be required from certain brokers based on individual agreements.

#Covered by master netting agreement (Note 1).

##Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio.

102 Premier Income Trust	Premier Income Trust 103

Federal tax information (Unaudited)

For the reporting period, pursuant to §871(k) of the Internal Revenue Code, the fund hereby designates $27,446,319 of distributions paid as qualifying to be taxed as interest-related dividends, and no monies to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The Form 1099 that will be mailed to you in January 2016 will show the tax status of all distributions paid to your account in calendar 2015.

104 Premier Income Trust

Shareholder meeting results (Unaudited)

April 23, 2015 meeting

At the meeting, a proposal to fix the number of Trustees at 14 was approved as follows:

Votes	Votes
for	against	Abstentions

95,893,585	8,014,569	2,632,183

At the meeting, each of the nominees for Trustees was elected as follows:

	Votes for	Votes withheld

Liaquat Ahamed	81,619,281	24,921,062

Ravi Akhoury	81,523,147	25,017,196

Barbara M. Baumann	81,780,058	24,760,285

Jameson A. Baxter	87,394,031	19,146,312

Charles B. Curtis*	87,408,571	19,131,772

Robert J. Darretta	81,740,921	24,799,422

Katinka Domotorffy	81,726,499	24,813,844

John A. Hill	87,368,745	19,171,598

Paul L. Joskow	81,678,306	24,862,037

Kenneth R. Leibler	81,753,762	24,786,581

Robert E. Patterson	87,543,465	18,996,878

George Putnam, III	87,624,589	18,915,754

Robert L. Reynolds	81,788,893	24,751,450

W. Thomas Stephens	81,540,192	25,000,151

A proposal to convert the fund to an open-end investment company was not approved, as follows:

Votes	Votes
for	against	Abstentions

34,158,033	31,519,669	1,410,258

All tabulations are rounded to the nearest whole number.

*Mr. Curtis retired from the Board of Trustees of the Putnam funds on June 30, 2015.

Premier Income Trust 105

About the Trustees

Independent Trustees

Liaquat Ahamed
Born 1952, Trustee since 2012
Principal occupations during past five years: Pulitzer Prize-winning author of *Lords of Finance: The Bankers Who Broke the World*, whose articles on economics have appeared in such publications as the *New York Times*, *Foreign Affairs*, and the *Financial Times*. Director of Aspen Insurance Co., a New York Stock Exchange company, and Chair of the Aspen Board's Investment Committee. Trustee of the Brookings Institution.

Other directorships: The Rohatyn Group, an emerging-market fund complex that manages money for institutions

Ravi Akhoury
Born 1947, Trustee since 2009
Principal occupations during past five years: Trustee of American India Foundation and of the Rubin Museum. From 1992 to 2007, was Chairman and CEO of MacKay Shields, a multi-product investment management firm.

Other directorships: RAGE Frameworks, Inc., a private software company; English Helper, Inc., a private software company

Barbara M. Baumann
Born 1955, Trustee since 2010
Principal occupations during past five years: President and Owner of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects. Current Board member of The Denver Foundation. Former Chair and current Board member of Girls Incorporated of Metro Denver. Member of the Finance Committee, the Children's Hospital of Colorado.

Other directorships: Buckeye Partners, L.P., a publicly traded master limited partnership focused on pipeline transport, storage, and distribution of petroleum products; Devon Energy Corporation, a leading independent natural gas and oil exploration and production company

Jameson A. Baxter
Born 1943, Trustee since 1994, Vice Chair from 2005 to 2011, and Chair since 2011
Principal occupations during past five years: President of Baxter Associates, Inc., a private investment firm. Chair of Mutual Fund Directors Forum. Chair Emeritus of the Board of Trustees of Mount Holyoke College. Director of the Adirondack Land Trust and Trustee of the Nature Conservancy's Adirondack Chapter.

Robert J. Darretta
Born 1946, Trustee since 2007
Principal occupations during past five years: From 2009 until 2012, served as Health Care Industry Advisor to Permira, a global private equity firm. Until April 2007, was Vice Chairman of the Board of Directors of Johnson & Johnson. Served as Johnson & Johnson's Chief Financial Officer for a decade.

Other directorships: UnitedHealth Group, a diversified health-care company

Katinka Domotorffy
Born 1975, Trustee since 2012
Principal occupations during past five years: Voting member of the Investment Committees of the Anne Ray Charitable Trust and Margaret A. Cargill Foundation, part of the Margaret A. Cargill Philanthropies. Until 2011, Partner, Chief Investment Officer, and Global Head of Quantitative Investment Strategies at Goldman Sachs Asset Management.

Other directorships: Reach Out and Read of Greater New York, an organization dedicated to promoting childhood literacy; Great Lakes Science Center

John A. Hill
Born 1942, Trustee since 1985 and Chairman from 2000 to 2011
Principal occupations during past five years: Founder and Vice-Chairman of First Reserve Corporation, the leading private equity buyout firm focused on the worldwide energy industry. Trustee and Chairman of the Board of Trustees of Sarah Lawrence College. Member of the Advisory Board of the Millstein Center for Global Markets and Corporate Ownership at The Columbia University Law School.

Other directorships: Devon Energy Corporation, a leading independent natural gas and oil exploration and production company

106 Premier Income Trust

* Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund and Putnam Investments. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

The address of each Trustee is One Post Office Square, Boston, MA 02109.

As of July 31, 2015, there were 117 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

Premier Income Trust 107

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Jonathan S. Horwitz (Born 1955)	Janet C. Smith (Born 1965)
Executive Vice President, Principal Executive	Vice President, Principal Accounting Officer,
Officer, and Compliance Liaison	and Assistant Treasurer
Since 2004	Since 2007
Director of Fund Administration Services,
Steven D. Krichmar (Born 1958)	Putnam Investments and Putnam Management
Vice President and Principal Financial Officer
Since 2002	Susan G. Malloy (Born 1957)
Chief of Operations, Putnam Investments and	Vice President and Assistant Treasurer
Putnam Management	Since 2007
Director of Accounting & Control Services,
Robert T. Burns (Born 1961)	Putnam Investments and Putnam Management
Vice President and Chief Legal Officer
Since 2011	James P. Pappas (Born 1953)
General Counsel, Putnam Investments, Putnam	Vice President
Management, and Putnam Retail Management	Since 2004
Director of Trustee Relations,
Robert R. Leveille (Born 1969)	Putnam Investments and Putnam Management
Vice President and Chief Compliance Officer
Since 2007	Mark C. Trenchard (Born 1962)
Chief Compliance Officer, Putnam Investments,	Vice President and BSA Compliance Officer
Putnam Management, and Putnam Retail	Since 2002
Management	Director of Operational Compliance,
Putnam Investments and Putnam
Michael J. Higgins (Born 1976)	Retail Management
Vice President, Treasurer, and Clerk
Since 2010	Nancy E. Florek (Born 1957)
Manager of Finance, Dunkin’ Brands (2008–	Vice President, Director of Proxy Voting
2010); Senior Financial Analyst, Old Mutual Asset	and Corporate Governance, Assistant Clerk,
Management (2007–2008); Senior Financial	and Associate Treasurer
Analyst, Putnam Investments (1999–2007)	Since 2000

The principal occupations of the officers for the past five years have been with the employers as shown above, although in some cases they have held different positions with such employers. The address of each officer is One Post Office Square, Boston, MA 02109.

108 Premier Income Trust

Fund information

Founded over 75 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Robert T. Burns
Putnam Investment	Jameson A. Baxter, Chair	Vice President and
Management, LLC	Liaquat Ahamed	Chief Legal Officer
One Post Office Square	Ravi Akhoury
Boston, MA 02109	Barbara M. Baumann	Robert R. Leveille
	Robert J. Darretta	Vice President and
Investment Sub-Manager	Katinka Domotorffy	Chief Compliance Officer
Putnam Investments Limited	John A. Hill
57–59 St James’s Street	Paul L. Joskow	Michael J. Higgins
London, England SW1A 1LD	Kenneth R. Leibler	Vice President, Treasurer,
	Robert E. Patterson	and Clerk
Marketing Services	George Putnam, III
Putnam Retail Management	Robert L. Reynolds	Janet C. Smith
One Post Office Square	W. Thomas Stephens	Vice President,
Boston, MA 02109		Principal Accounting Officer,
	Officers	and Assistant Treasurer
Custodian	Robert L. Reynolds
State Street Bank	President	Susan G. Malloy
and Trust Company		Vice President and
	Jonathan S. Horwitz	Assistant Treasurer
Legal Counsel	Executive Vice President,
Ropes & Gray LLP	Principal Executive Officer, and	James P. Pappas
	Compliance Liaison	Vice President
Independent Registered
Public Accounting Firm	Steven D. Krichmar	Mark C. Trenchard
KPMG LLP	Vice President and	Vice President and
	Principal Financial Officer	BSA Compliance Officer

Nancy E. Florek
Vice President, Director of
Proxy Voting and Corporate
Governance, Assistant Clerk,
and Associate Treasurer

Call 1-800-225-1581 Monday through Friday between 8:00 a.m. and 8:00 p.m. Eastern Time, or visit putnam.com anytime for up-to-date information about the fund’s NAV.

75 YEARS

A BALANCED APPROACH

Since 1937, when George Putnam created a diverse mix of stocks and bonds in a single, professionally managed portfolio, Putnam has championed the balanced approach.

A WORLD OF INVESTING

Today, we offer investors a world of equity, fixed-income, multi-asset, and absolute-return portfolios to suit a range of financial goals.

A COMMITMENT TO EXCELLENCE

Our portfolio managers seek superior results over time, backed by original, fundamental research on a global scale. We believe in the value of experienced financial advice, in providing exemplary service, and in putting clients first in all we do.

Putnam INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

Electronic service requested

Go paperless: Log on to putnam.com or scan this code to update your mailing options.

AN708
296142 9/15

Item 2. Code of Ethics:

(a) The Fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Distributions Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each of the members of the Audit, Compliance and Distributions Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that each of Mr. Darretta, Mr. Patterson, Mr. Hill, and Ms. Baumann qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education. The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Distribution Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

July 31, 2015	$169,191	$ —	$6,750	$ —
July 31, 2014	$163,756	$ —	$6,590	$ —

For the fiscal years ended July 31, 2015 and July 31, 2014, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $6,750 and $6,590 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Distributions Committee. The Audit, Compliance and Distributions Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Distributions Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

July 31, 2015	$ —	$ —	$ —	$ —

July 31, 2014	$ —	$ —	$ —	$ —

Item 5. Audit Committee of Listed Registrants

(a) The fund has a separately-designated Audit, Compliance and Distributions Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit, Compliance and Distribution Committee of the fund’s Board of Trustees is composed of the following persons:

Robert J. Darretta (Chairperson)

Ravi Akhoury

Robert E. Patterson

John A. Hill

Barbara M. Baumann

Katinka Domotorffy

(b) Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Proxy voting guidelines of the Putnam funds

The proxy voting guidelines below summarize the funds’ positions on various issues of concern to investors, and give a general indication of how fund portfolio securities will be voted on proposals dealing with particular issues. The funds’ proxy voting service is instructed to vote all proxies relating to fund portfolio securities in accordance with these guidelines, except as otherwise instructed by the Director of Proxy Voting and Corporate Governance (“Proxy Voting Director”), a member of the Office of the Trustees who is appointed to assist in the coordination and voting of the funds’ proxies.

The proxy voting guidelines are just that – guidelines. The guidelines are not exhaustive and do not address all potential voting issues. Because the circumstances of individual companies are so varied, there may be instances when the funds do not vote in strict adherence to these guidelines. For example, the proxy voting service is expected to bring to the Proxy Voting Director’s attention proxy questions that are company-specific and of a non-routine nature and that, even if covered by the guidelines, may be more appropriately handled on a case-by-case basis.

Similarly, Putnam Management’s investment professionals, as part of their ongoing review and analysis of all fund portfolio holdings, are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders, and notifying the Proxy Voting Director of circumstances where the interests of fund shareholders may warrant a vote contrary to these guidelines. In such instances, the investment professionals submit a written recommendation to the Proxy Voting Director and the person or persons designated by Putnam Management’s Legal and Compliance Department to assist in processing referral items under the funds’ “Proxy Voting Procedures.” The Proxy Voting Director, in consultation with a senior member of the Office of the Trustees and/or the Chair of the Board Policy and Nominating Committee, as appropriate, will determine how the funds’ proxies will be voted. When indicated, the Chair of the Board Policy and Nominating Committee may consult with other members of the Committee or the full Board of Trustees.

The following guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals submitted by management and approved and recommended by a company’s board of directors. Part II deals with proposals submitted by shareholders. Part III addresses unique considerations pertaining to non-U.S. issuers.

The Trustees of the Putnam funds are committed to promoting strong corporate governance practices and encouraging corporate actions that enhance shareholder value through the judicious voting of the funds’ proxies. It is the funds’ policy to vote their proxies at all shareholder meetings where it is practicable to do so. In furtherance of this, the funds’ have requested that their securities lending agent recall each domestic issuer’s voting securities that are on loan, in advance of the record date for the issuer’s shareholder meetings, so that the funds may vote at the meetings.

The Putnam funds will disclose their proxy votes not later than August 31 of each year for the most recent 12-month period ended June 30, in accordance with the timetable established by SEC rules.

I. BOARD-APPROVED PROPOSALS

The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself (sometimes referred to as “management proposals”), which have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies and of the funds’ intent to hold corporate boards accountable for their actions in promoting shareholder interests, the funds’ proxies generally will be voted for the decisions reached by majority independent boards of directors, except as otherwise indicated in these guidelines. Accordingly, the funds’ proxies will be voted for board-approved proposals, except as follows:

Matters relating to the Board of Directors

Uncontested Election of Directors

The funds’ proxies will be voted for the election of a company’s nominees for the board of directors, except as follows:

►	The funds will withhold votes from the entire board of directors if

•	the board does not have a majority of independent directors,

•	the board has not established independent nominating, audit, and compensation committees,

•	the board has more than 19 members or fewer than five members, absent special circumstances,

•	the board has not acted to implement a policy requested in a shareholder proposal that received the support of a majority of the shares of the company cast at its previous two annual meetings, or

•	the board has adopted or renewed a shareholder rights plan (commonly referred to as a “poison pill”) without shareholder approval during the current or prior calendar year.

►	The funds will on a case-by-case basis withhold votes from the entire board of directors, or from particular directors as may be appropriate, if the board has approved compensation arrangements for one or more company executives that the funds determine are unreasonably excessive relative to the company’s performance or has otherwise failed to observe good corporate governance practices.

►	The funds will withhold votes from any nominee for director:

•	who is considered an independent director by the company and who has received compensation within the last three years from the company other than for service as a director (e.g., investment banking, consulting, legal, or financial advisory fees),

•	who attends less than 75% of board and committee meetings without valid reasons for the absences (e.g., illness, personal emergency, etc.),

•	of a public company (Company A) who is employed as a senior executive of another company (Company B), if a director of Company B serves as a senior executive of Company A (commonly referred to as an “interlocking directorate”),

•	who serves on more than five unaffiliated public company boards (for the purpose of this guideline, boards of affiliated registered investment companies will count as one board), or

•	who is a member of the governance or other responsible committee, if the company has adopted without shareholder approval a bylaw provision shifting legal fees and costs to unsuccessful plaintiffs in intra-corporate litigation.

Commentary:

Board independence: Unless otherwise indicated, for the purposes of determining whether a board has a majority of independent directors and independent nominating, audit, and compensation committees, an “independent director” is a director who (1) meets all requirements to serve as an independent director of a company under the NYSE Corporate Governance Rules (e.g., no material business relationships with the company and no present or recent employment relationship with the company including employment of an immediate family member as an executive officer), and (2) has not within the last three years accepted directly or indirectly any consulting, advisory, or other compensatory fee from the company other than in his or her capacity as a member of the board of directors or any board committee. The funds’ Trustees believe that the recent (i.e., within the last three years) receipt of any amount of compensation for services other than service as a director raises significant independence issues.

Board size: The funds’ Trustees believe that the size of the board of directors can have a direct impact on the ability of the board to govern effectively. Boards that have too many members can be unwieldy and ultimately inhibit their ability to oversee management performance. Boards that have too few members can stifle innovation and lead to excessive influence by management.

Time commitment: Being a director of a company requires a significant time commitment to adequately prepare for and attend the company’s board and committee meetings. Directors must be able to commit the time and attention necessary to perform their fiduciary duties in proper fashion, particularly in times of crisis. The funds’ Trustees are concerned about over-committed directors. In some cases, directors may serve on too many boards to make a meaningful contribution. This may be particularly true for senior executives of public companies (or other directors with substantially full-time employment) who serve on more than a few outside boards. The funds may withhold votes from such directors on a case-by-case basis where it appears that they may be unable to discharge their duties properly because of excessive commitments.

Interlocking directorships: The funds’ Trustees believe that interlocking directorships are inconsistent with the degree of independence required for outside directors of public companies.

Corporate governance practices: Board independence depends not only on its members’ individual relationships, but also on the board’s overall attitude toward management and shareholders. Independent boards are committed to good corporate governance practices and, by providing objective independent judgment, enhancing shareholder value. The funds may withhold votes on a case-by-case basis from some or all directors who, through their lack of independence or otherwise, have failed to observe good corporate governance practices or, through specific corporate action, have demonstrated a disregard for the interests of shareholders. Such instances may include cases where a board of directors has approved compensation arrangements for one or more members of management that, in the judgment of the funds’ Trustees, are excessive by reasonable corporate standards relative to the company’s record of performance. It may also represent a disregard for the interests of shareholders if a board of directors fails to register an appropriate response when a director who fails to win the support of a majority of shareholders in an election (sometimes referred to as a “rejected director”) continues to serve on the board. While the Trustees recognize that it may in some circumstances be appropriate for a rejected director to continue his or her service on the board, steps should be taken to address the concerns reflected by the shareholders’ lack of support for the rejected director. Adopting a fee-shifting bylaw provision without shareholder approval, which may discourage legitimate shareholders lawsuits as well as frivolous ones, is another example of disregard for shareholder interests.

Contested Elections of Directors

►	The funds will vote on a case-by-case basis in contested elections of directors.

Classified Boards

►	The funds will vote against proposals to classify a board, absent special circumstances indicating that shareholder interests would be better served by this structure.

Commentary: Under a typical classified board structure, the directors are divided into three classes, with each class serving a three-year term. The classified board structure results in directors serving staggered terms, with usually only a third of the directors up for re-election at any given annual meeting. The funds’ Trustees generally believe that it is appropriate for directors to stand for election each year, but recognize that, in special circumstances, shareholder interests may be better served under a classified board structure.

Other Board-Related Proposals

The funds will generally vote for proposals that have been approved by a majority independent board, and on a case-by-case basis on proposals that have been approved by a board that fails to meet the guidelines’ basic independence standards (i.e., majority of independent directors and independent nominating, audit, and compensation committees).

Executive Compensation

The funds generally favor compensation programs that relate executive compensation to a company’s long-term performance. The funds will vote on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

►	Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for stock option and restricted stock plans that will result in an average annual dilution of 1.67% or less (based on the disclosed term of the plan and including all equity-based plans).

►	The funds will vote against stock option and restricted stock plans that will result in an average annual dilution of greater than 1.67% (based on the disclosed term of the plan and including all equity-based plans).

►	The funds will vote against any stock option or restricted stock plan where the company’s actual grants of stock options and restricted stock under all equity-based compensation plans during the prior three (3) fiscal years have resulted in an average annual dilution of greater than 1.67%.

►	The funds will vote against stock option plans that permit the replacing or repricing of underwater options (and against any proposal to authorize a replacement or repricing of underwater options).

►	The funds will vote against stock option plans that permit issuance of options with an exercise price below the stock’s current market price.

►	Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for an employee stock purchase plan that has the following features: (1) the shares purchased under the plan are acquired for no less than 85% of their market value; (2) the offering period under the plan is 27 months or less; and (3) dilution is 10% or less.

►	The funds will vote for proposals to approve a company’s executive compensation program (i.e., “say on pay” proposals in which the company’s board proposes that shareholders indicate their support for the company’s compensation philosophy, policies, and practices), except that the funds will vote against the proposal if the company is assigned to the lowest category, through independent third party benchmarking performed by the funds’ proxy voting service, for the correlation of the company’s executive compensation program with its performance.

►	The funds will vote for bonus plans under which payments are treated as performance-based compensation that is deductible under Section 162(m) of the Internal Revenue Code of 1986, as amended, except that the funds will vote on a case-by-case basis if any of the following circumstances exist:

the amount per employee under the plan is unlimited, or

the plan’s performance criteria is undisclosed, or

          the company is assigned to the lowest category, through independent third party benchmarking performed by the funds’ proxy voting service, for the correlation of the company’s executive compensation program with its performance.

Commentary: Companies should have compensation programs that are reasonable and that align shareholder and management interests over the longer term. Further, disclosure of compensation programs should provide absolute transparency to shareholders regarding the sources and amounts of, and the factors influencing, executive compensation. Appropriately designed equity-based compensation plans can be an effective way to align the interests of long-term shareholders with the interests of management. However, the funds may vote against these or other executive compensation proposals on a case-by-case basis where compensation is excessive by reasonable corporate standards, where a company fails to provide transparent disclosure of executive compensation, or, in some instances, where independent third-party benchmarking indicates that compensation is inadequately correlated with performance, relative to peer companies. (Examples of excessive executive compensation may include, but are not limited to, equity incentive plans that exceed the dilution criteria noted above, excessive perquisites, performance-based compensation programs that do not properly correlate reward and performance, “golden parachutes” or other severance arrangements that present conflicts between management’s interests and the interests of shareholders, and “golden coffins” or unearned death benefits.) In voting on a proposal relating to executive compensation, the funds will consider whether the proposal has been approved by an independent compensation committee of the board.

Capitalization

Many proxy proposals involve changes in a company’s capitalization, including the authorization of additional stock, the issuance of stock, the repurchase of outstanding stock, or the approval of a stock split. The management of a company’s capital structure involves a number of important issues, including cash flow, financing needs, and market conditions that are unique to the circumstances of the company. As a result, the funds will vote on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization, except that where the funds are not otherwise withholding votes from the entire board of directors:

►	The funds will vote for proposals relating to the authorization and issuance of additional common stock (except where such proposals relate to a specific transaction).

►	The funds will vote for proposals to effect stock splits (excluding reverse stock splits).

►	The funds will vote for proposals authorizing share repurchase programs.

Commentary: A company may decide to authorize additional shares of common stock for reasons relating to executive compensation or for routine business purposes. For the most part, these decisions are best left to the board of directors and senior management. The funds will vote on a case-by-case basis, however, on other proposals to change a company’s capitalization, including the authorization of common stock with special voting rights, the authorization or issuance of common stock in connection with a specific transaction (e.g., an acquisition, merger or reorganization), or the authorization or issuance of preferred stock. Actions such as these involve a number of considerations that may affect a shareholder’s investment and that warrant a case-by-case determination.

Acquisitions, Mergers, Reincorporations, Reorganizations and Other Transactions

Shareholders may be confronted with a number of different types of transactions, including acquisitions, mergers, reorganizations involving business combinations, liquidations, and the sale of all or substantially all of a company’s assets, which may require their consent. Voting on such proposals involves considerations unique to each transaction. As a result, the funds will vote on a case-by-case basis on board-approved proposals to effect these types of transactions, except as follows:

►	The funds will vote for mergers and reorganizations involving business combinations designed solely to reincorporate a company in Delaware.

Commentary: A company may reincorporate into another state through a merger or reorganization by setting up a “shell” company in a different state and then merging the company into the new company. While reincorporation into states with extensive and established corporate laws – notably Delaware – provides companies and shareholders with a more well-defined legal framework, shareholders must carefully consider the reasons for a reincorporation into another jurisdiction, including especially an offshore jurisdiction.

Anti-Takeover Measures

Some proxy proposals involve efforts by management to make it more difficult for an outside party to take control of the company without the approval of the company’s board of directors. These include the adoption of a shareholder rights plan, requiring supermajority voting on particular issues, the adoption of fair price provisions, the issuance of blank check preferred stock, and the creation of a separate class of stock with disparate voting rights. Such proposals may adversely affect shareholder rights, lead to management entrenchment, or create conflicts of interest. As a result, the funds will vote against board-approved proposals to adopt such anti-takeover measures, except as follows:

►	The funds will vote on a case-by-case basis on proposals to ratify or approve shareholder rights plans; and

►	The funds will vote on a case-by-case basis on proposals to adopt fair price provisions.

Commentary: The funds’ Trustees recognize that poison pills and fair price provisions may enhance or protect shareholder value under certain circumstances. For instance, where a company has incurred significant operating losses, a shareholder rights plan may be appropriately tailored to protect shareholder value by preserving a company’s net operating losses. Thus, the funds will consider proposals to approve such matters on a case-by-case basis.

Other Business Matters

Many proxies involve approval of routine business matters, such as changing a company’s name, ratifying the appointment of auditors, and procedural matters relating to the shareholder meeting. For the most part, these routine matters do not materially affect shareholder interests and are best left to the board of directors and senior management of the company. The funds will vote for board-approved proposals approving such matters, except as follows:

►	The funds will vote on a case-by-case basis on proposals to amend a company’s charter or bylaws (except for charter amendments necessary to effect stock splits, to change a company’s name or to authorize additional shares of common stock).

►	The funds will vote against authorization to transact other unidentified, substantive business at the meeting.

►	The funds will vote on a case-by-case basis on proposals to ratify the selection of independent auditors if there is evidence that the audit firm’s independence or the integrity of an audit is compromised.

►	The funds will vote on a case-by-case basis on other business matters where the funds are otherwise withholding votes for the entire board of directors.

Commentary: Charter and bylaw amendments and the transaction of other unidentified, substantive business at a shareholder meeting may directly affect shareholder rights and have a significant impact on shareholder value. As a result, the funds do not view these items as routine business matters. Putnam Management’s investment professionals and the funds’ proxy voting service may also bring to the Proxy Voting Director’s attention company-specific items that they believe to be non-routine and warranting special consideration. Under these circumstances, the funds will vote on a case-by-case basis.

The fund’s proxy voting service may identify circumstances that call into question an audit firm’s independence or the integrity of an audit. These circumstances may include recent material restatements of financials, unusual audit fees, egregious contractual relationships, and aggressive accounting policies. The funds will consider proposals to ratify the selection of auditors in these circumstances on a case-by-case basis. In all other cases, given the existence of rules that enhance the independence of audit committees and auditors by, for example, prohibiting auditors from performing a range of non-audit services for audit clients, the funds will vote for the ratification of independent auditors

II. SHAREHOLDER PROPOSALS

SEC regulations permit shareholders to submit proposals for inclusion in a company’s proxy statement. These proposals generally seek to change some aspect of the company’s corporate governance structure or to change some aspect of its business operations. The funds generally will vote in accordance with the recommendation of the company’s board of directors on all shareholder proposals, except as follows:

►	The funds will vote on a case-by-case basis on shareholder proposals requiring that the chairman’s position be filled by someone other than the chief executive officer.

►	The funds will vote for shareholder proposals asking that director nominees receive support from holders of a majority of votes cast or a majority of shares outstanding in order to be (re)elected.

►	The funds will vote for shareholder proposals to declassify a board, absent special circumstances which would indicate that shareholder interests are better served by a classified board structure.

►	The funds will vote for shareholder proposals to eliminate supermajority vote requirements in the company’s charter documents.

►	The funds will vote for shareholder proposals to require shareholder approval of shareholder rights plans.

►	The funds will vote for shareholder proposals to amend a company’s charter documents to permit shareholders to call special meetings, but only if both of the following conditions are met:

•	the proposed amendment limits the right to call special meetings to shareholders holding at least 15% of the company’s outstanding shares, and

•	applicable state law does not otherwise provide shareholders with the right to call special meetings.

►	The funds will vote for shareholder proposals requiring companies to make cash payments under management severance agreements only if both of the following conditions are met:

•	the company undergoes a change in control, and

•	the change in control results in the termination of employment for the person receiving the severance payment.

►	The funds will vote for shareholder proposals requiring companies to accelerate vesting of equity awards under management severance agreements only if both of the following conditions are met:

•	the company undergoes a change in control, and

•	the change in control results in the termination of employment for the person receiving the severance payment.

►	The funds will vote on a case-by-case basis on shareholder proposals to limit a company’s ability to make excise tax gross-up payments under management severance agreements.

►	The funds will vote on a case-by-case basis on shareholder proposals requesting that the board adopt a policy to recoup, in the event of a significant restatement of financial results or significant extraordinary write-off, to the fullest extent practicable, for the benefit of the company, all performance-based bonuses or awards that were paid to senior executives based on the company having met or exceeded specific performance targets to the extent that the specific performance targets were not, in fact, met.

►	The funds will vote for shareholder proposals calling for the company to obtain shareholder approval for any future golden coffins or unearned death benefits (payments or awards of unearned salary or bonus, accelerated vesting or the continuation of unvested equity awards, perquisites or other payments or awards in respect of an executive following his or her death), and for shareholder proposals calling for the company to cease providing golden coffins or unearned death benefits.

►	The funds will vote for shareholder proposals requiring a company to report on its executive retirement benefits (e.g., deferred compensation, split-dollar life insurance, SERPs and pension benefits).

►	The funds will vote for shareholder proposals requiring a company to disclose its relationships with executive compensation consultants (e.g., whether the company, the board or the compensation committee retained the consultant, the types of services provided by the consultant over the past five years, and a list of the consultant’s clients on which any of the company’s executives serve as a director).

►	The funds will vote for shareholder proposals that are consistent with the funds’ proxy voting guidelines for board-approved proposals.

►	The funds will vote on a case-by-case basis on other shareholder proposals where the funds are otherwise withholding votes for the entire board of directors.

Commentary: The funds’ Trustees believe that effective corporate reforms should be promoted by holding boards of directors – and in particular their independent directors – accountable for their actions, rather than by imposing additional legal restrictions on board governance through piecemeal proposals. As stated above, the funds’ Trustees believe that boards of directors and management are responsible for ensuring that their businesses are operating in accordance with high legal and ethical standards and should be held accountable for resulting corporate behavior. Accordingly, the funds will generally support the recommendations of boards that meet the basic independence and governance standards established in these guidelines. Where boards fail to meet these standards, the funds will generally evaluate shareholder proposals on a case-by-case basis. The funds will also consider proposals requiring that the chairman’s position be filled by someone other than the company’s chief executive officer on a case-by-case basis, recognizing that in some cases this separation may advance the company’s corporate governance while in other cases it may be less necessary to the sound governance of the company. The funds will take into account the level of independent leadership on a company’s board in evaluating these proposals.

However, the funds generally support shareholder proposals to implement majority voting for directors, observing that majority voting is an emerging standard intended to encourage directors to be attentive to shareholders’ interests. The funds also generally support shareholder proposals to declassify a board, to eliminate supermajority vote requirements, or to require shareholder approval of shareholder rights plans. The funds’ Trustees believe that these shareholder proposals further the goals of reducing management entrenchment and conflicts of interest, and aligning management’s interests with shareholders’ interests in evaluating proposed acquisitions of the company. The Trustees also believe that shareholder proposals to limit severance payments may further these goals in some instances. In general, the funds favor arrangements in which severance payments are made to an executive only when there is a change in control and the executive loses his or her job as a result. Arrangements in which an executive receives a payment upon a change of control even if the executive retains employment introduce potential conflicts of interest and may distract management focus from the long term success of the company.

In evaluating shareholder proposals that address severance payments, the funds distinguish between cash and equity payments. The funds generally do not favor cash payments to executives upon a change in control transaction if the executive retains employment. However, the funds recognize that accelerated vesting of equity incentives, even without termination of employment, may help to align management and shareholder interests in some instances, and will evaluate shareholder proposals addressing accelerated vesting of equity incentive payments on a case-by-case basis.

When severance payments exceed a certain amount based on the executive’s previous compensation, the payments may be subject to an excise tax. Some compensation arrangements provide for full excise tax gross-ups, which means that the company pays the executive sufficient additional amounts to cover the cost of the excise tax. The funds are concerned that the benefits of providing full excise tax gross-ups to executives may be outweighed by the cost to the company of the gross-up payments. Accordingly, the funds will vote on a case-by-case basis on shareholder proposals to curtail excise tax gross-up payments. The funds generally favor arrangements in which severance payments do not trigger an excise tax or in which the company’s obligations with respect to gross-up payments are limited in a reasonable manner.

The funds’ Trustees believe that performance-based compensation can be an effective tool for aligning management and shareholder interests. However, to fulfill its purpose, performance compensation should only be paid to executives if the performance targets are actually met. A significant restatement of financial results or a significant extraordinary write-off may reveal that executives who were previously paid performance compensation did not actually deliver the required business performance to earn that compensation. In these circumstances, it may be appropriate for the company to recoup this performance compensation. The funds will consider on a case-by-case basis shareholder proposals requesting that the board adopt a policy to recoup, in the event of a significant restatement of financial results or significant extraordinary write-off, performance-based bonuses or awards paid to senior executives based on the company having met or exceeded specific performance targets to the extent that the specific performance targets were not, in fact, met. The funds do not believe that such a policy should necessarily disadvantage a company in recruiting executives, as executives should understand that they are only entitled to performance compensation based on the actual performance they deliver.

The funds’ Trustees disfavor golden coffins or unearned death benefits, and the funds will generally support shareholder proposals to restrict or terminate these practices. The Trustees will also consider whether a company’s overall compensation arrangements, taking all of the pertinent circumstances into account, constitute excessive compensation or otherwise reflect poorly on the corporate governance practices of the company. As the Trustees evaluate these matters, they will be mindful of evolving practices and legislation relevant to executive compensation and corporate governance.

The funds’ Trustees also believe that shareholder proposals that are intended to increase transparency, particularly with respect to executive compensation, without establishing rigid restrictions upon a company’s ability to attract and motivate talented executives, are generally beneficial to sound corporate governance without imposing undue burdens. The funds will generally support shareholder proposals calling for reasonable disclosure.

III. VOTING SHARES OF NON-U.S. ISSUERS

Many of the Putnam funds invest on a global basis, and, as a result, they may hold, and have an opportunity to vote, shares in non-U.S. issuers – i.e., issuers that are incorporated under the laws of foreign jurisdictions and whose shares are not listed on a U.S. securities exchange or the NASDAQ stock market.

In many non-U.S. markets, shareholders who vote proxies of a non-U.S. issuer are not able to trade in that company’s stock on or around the shareholder meeting date. This practice is known as “share blocking.” In countries where share blocking is practiced, the funds will vote proxies only with direction from Putnam Management’s investment professionals.

In addition, some non-U.S. markets require that a company’s shares be re-registered out of the name of the local custodian or nominee into the name of the shareholder for the shareholder to be able to vote at the meeting. This practice is known as “share re-registration.” As a result, shareholders, including the funds, are not able to trade in that company’s stock until the shares are re-registered back in the name of the local custodian or nominee following the meeting. In countries where share re-registration is practiced, the funds will generally not vote proxies.

Protection for shareholders of non-U.S. issuers may vary significantly from jurisdiction to jurisdiction. Laws governing non-U.S. issuers may, in some cases, provide substantially less protection for shareholders than do U.S. laws. As a result, the guidelines applicable to U.S. issuers, which are premised on the existence of a sound corporate governance and disclosure framework, may not be appropriate under some circumstances for non-U.S. issuers. However, the funds will vote proxies of non-U.S. issuers in accordance with the guidelines applicable to U.S. issuers except as follows:

Uncontested Board Elections

China, India, Indonesia, Philippines, Taiwan and Thailand

►	The funds will withhold votes from the entire board of directors if

•	fewer than one-third of the directors are independent directors, or

•	the board has not established audit, compensation and nominating committees each composed of a majority of independent directors.

Commentary: Whether a director is considered “independent” or not will be determined by reference to local corporate law or listing standards.

Europe ex-United Kingdom

►	The funds will withhold votes from the entire board of directors if

•	the board has not established audit and compensation committees each composed of a majority of independent, non-executive directors, or

•	the board has not established a nominating committee composed of a majority of independent directors.

Commentary: An “independent director” under the European Commission’s guidelines is one who is free of any business, family or other relationship, with the company, its controlling shareholder or the management of either, that creates a conflict of interest such as to impair his judgment. A “non-executive director” is one who is not engaged in the daily management of the company.

Germany

►	For companies subject to “co-determination,” the funds will vote for the election of nominees to the supervisory board, except that the funds will vote on a<b> case-by-case basis for any nominee who is either an employee of the company or who is otherwise affiliated with the company (as determined by the funds’ proxy voting service).

►	The funds will withhold votes for the election of a former member of the company’s managerial board to chair of the supervisory board.

Commentary: German corporate governance is characterized by a two-tier board system — a managerial board composed of the company’s executive officers, and a supervisory board. The supervisory board appoints the members of the managerial board. Shareholders elect members of the supervisory board, except that in the case of companies with a large number of employees, company employees are allowed to elect some of the supervisory board members (one-half of supervisory board members are elected by company employees at companies with more than 2,000 employees; one-third of the supervisory board members are elected by company employees at companies with more than 500 employees but fewer than 2,000). This “co-determination” practice may increase the chances that the supervisory board of a large German company does not contain a majority of independent members. In this situation, under the Fund’s proxy voting guidelines applicable to U.S. issuers, the funds would vote against all nominees. However, in the case of companies subject to “co-determination” and with the goal of supporting independent nominees, the Funds will vote for supervisory board members who are neither employees of the company nor otherwise affiliated with the company.

Consistent with the funds’ belief that the interests of shareholders are best protected by boards with strong, independent leadership, the funds will withhold votes for the election of former chairs of the managerial board to chair of the supervisory board.

Hong Kong

►	The funds will withhold votes from the entire board of directors if

•	fewer than one-third of the directors are independent directors, or

•	the board has not established audit, compensation and nominating committees each with at least a majority of its members being independent directors, or

•	the chair of the audit, compensation or nominating committee is not an independent director.

Commentary. For purposes of these guidelines, an “independent director” is a director that has no material, financial or other current relationships with the company. In determining whether a director is independent, the funds will apply the standards included in the Rules Governing the Listing of Securities on the Stock Exchange of Hong Kong Limited Section 3.13.

Italy

►	The funds will withhold votes from any director not identified in the proxy materials.

Commentary: In Italy, companies have the right to nominate co-opted directors for election to the board at the next annual general meeting, but do not have to indicate, until the day of the annual meeting, whether or not they are nominating a co-opted director for election. When a company does not explicitly state in its proxy materials that co-opted directors are standing for election, shareholders will not know for sure who the board nominees are until the actual meeting occurs. The funds will withhold support from any such co-opted director on the grounds that there was insufficient information for evaluation before the meeting.

Japan

►	For companies that have established a U.S.-style corporate governance structure, the funds will withhold votes from the entire board of directors if

•	the board does not have a majority of outside directors,

•	the board has not established nominating and compensation committees composed of a majority of outside directors, or

•	the board has not established an audit committee composed of a majority of independent directors.

►	The funds will withhold votes for the appointment of members of a company’s board of statutory auditors if a majority of the members of the board of statutory auditors is not independent.

Commentary:

Board structure: Recent amendments to the Japanese Commercial Code give companies the option to adopt a U.S.-style corporate governance structure (i.e., a board of directors and audit, nominating, and compensation committees). The funds will vote for proposals to amend a company’s articles of incorporation to adopt the U.S.-style corporate structure.

Definition of outside director and independent director: Corporate governance principles in Japan focus on the distinction between outside directors and independent directors. Under these principles, an outside director is a director who is not and has never been a director, executive, or employee of the company or its parent company, subsidiaries or affiliates. An outside director is “independent” if that person can make decisions completely independent from the managers of the company, its parent, subsidiaries, or affiliates and does not have a material relationship with the company (i.e., major client, trading partner, or other business relationship; familial relationship with current director or executive; etc.). The guidelines have incorporated these definitions in applying the board independence standards above.

Korea

►	The funds will withhold votes from the entire board of directors if

•	fewer than half of the directors are outside directors,

•	the board has not established a nominating committee with at least half of the members being outside directors, or

•	the board has not established an audit committee composed of at least three members and in which at least two-thirds of its members are outside directors.

►	The funds will vote withhold votes from nominees to the audit committee if the board has not established an audit committee composed of (or proposed to be composed of) at least three members, and of which at least two-thirds of its members are (or will be) outside directors.

Commentary: For purposes of these guidelines, an “outside director” is a director that is independent from the management or controlling shareholders of the company, and holds no interests that might impair the performance his or her duties impartially with respect to the company, management or controlling shareholder. In determining whether a director is an outside director, the funds will also apply the standards included in Article 415-2(2) of the Korean Commercial Code (i.e., no employment relationship with the company for a period of two years before serving on the committee, no director or employment relationship with the company’s largest shareholder, etc.) and may consider other business relationships that would affect the independence of an outside director.

Malaysia

►	The funds will withhold votes from the entire board of directors if

•	in the case of a board with an independent director serving as chair, fewer than one-third of the directors are independent directors; or, in the case of a board not chaired by an independent director, less than a majority of the directors are independent directors,

•	the board has not established audit and nominating committees with at least a majority of the members being independent directors and all of the members being non-executive directors, or

•	the board has not established a compensation committee with at least a majority of the members being non-executive directors.

Commentary. For purposes of these guidelines, an “independent director” is a director who has no material, financial or other current relationships with the company. In determining whether a director is independent, the funds will apply the standards included in the Malaysia Code of Corporate Governance, Commentary to Recommendation 3.1. A “non-executive director” is a director who does not take on primary responsibility for leadership of the company.

Russia

►	The funds will vote on a case-by-case basis for the election of nominees to the board of directors.

Commentary: In Russia, director elections are typically handled through a cumulative voting process. Cumulative voting allows shareholders to cast all of their votes for a single nominee for the board of directors, or to allocate their votes among nominees in any other way. In contrast, in “regular” voting, shareholders may not give more than one vote per share to any single nominee. Cumulative voting can help to strengthen the ability of minority shareholders to elect a director.

In Russia, as in some other emerging markets, standards of corporate governance are usually behind those in developed markets. Rather than vote against the entire board of directors, as the funds generally would in the case of a company whose board fails to meet the funds’ standards for independence, the funds may, on a case by case basis, cast all of their votes for one or more independent director nominees. The funds believe that it is important to increase the number of independent directors on the boards of Russian companies to mitigate the risks associated with dominant shareholders.

Singapore

►	The funds will withhold votes from the entire board of directors if

•	in the case of a board with an independent director serving as chair, fewer than one-third of the directors are independent directors; or, in the case of a board not chaired by an independent director, fewer than half of the directors are independent directors,

•	the board has not established audit and compensation committees, each with an independent director serving as chair, with at least a majority of the members being independent directors, and with all of the directors being non-executive directors, or

•	the board has not established a nominating committee, with an independent director serving as chair, and with at least a majority of the members being independent directors.

Commentary: For purposes of these guidelines, an “independent director” is a director that has no material, financial or other current relationships with the company. In determining whether a director is independent, the funds will apply the standards included in the Singapore Code of Corporate Governance, Guideline 2.3. A “non-executive director” is a director who is not employed with the company.

United Kingdom

►	The funds will withhold votes from the entire board of directors if

•	fewer than half of the directors are independent non-executive directors,

•	the board has not established a nomination committee composed of a majority of independent non-executive directors, or

•	the board has not established compensation and audit committees composed of (1) at least three directors (in the case of smaller companies, two directors) and (2) solely independent non-executive directors, provided that, to the extent permitted under the United Kingdom’s Combined Code on Corporate Governance, the company chairman may serve on (but not serve as chairman of) the compensation and audit committees if the chairman was considered independent upon his or her appointment as chairman.

►	The funds will withhold votes from any nominee for director who is considered an independent director by the company and who has received compensation within the last three years from the company other than for service as a director, such as investment banking, consulting, legal, or financial advisory fees.

►	The funds will vote for proposals to amend a company’s articles of association to authorize boards to approve situations that might be interpreted to present potential conflicts of interest affecting a director.

Commentary:

Application of guidelines: Although the United Kingdom’s Combined Code on Corporate Governance (“Combined Code”) has adopted the “comply and explain” approach to corporate governance, the funds’ Trustees believe that the guidelines discussed above with respect to board independence standards are integral to the protection of investors in U.K. companies. As a result, these guidelines will generally be applied in a prescriptive manner.

Definition of independence: For the purposes of these guidelines, a non-executive director shall be considered independent if the director meets the independence standards in section A.3.1 of the Combined Code (i.e., no material business or employment relationships with the company, no remuneration from the company for non-board services, no close family ties with senior employees or directors of the company, etc.), except that the funds do not view service on the board for more than nine years as affecting a director’s independence. Company chairmen in the U.K. are generally considered affiliated upon appointment as chairman due to the nature of the position of chairman. Consistent with the Combined Code, a company chairman who was considered independent upon appointment as chairman: may serve as a member of, but not as the chairman of, the compensation (remuneration) committee; and, in the case of smaller companies, may serve as a member of, but not as the chairman of, the audit committee.

Smaller companies: A smaller company is one that is below the FTSE 350 throughout the year immediately prior to the reporting year.

Conflicts of interest: The Companies Act 2006 requires a director to avoid a situation in which he or she has, or can have, a direct or indirect interest that conflicts, or possibly may conflict, with the interests of the company. This broadly written requirement could be construed to prevent a director from becoming a trustee or director of another organization. Provided there are reasonable safeguards, such as the exclusion of the relevant director from deliberations, the funds believe that the board may approve this type of potential conflict of interest in its discretion.

All other jurisdictions

►	The funds will vote for supervisory board nominees when the supervisory board meets the funds’ independence standards, otherwise the funds will vote against supervisory board nominees.

Commentary: Companies in many jurisdictions operate under the oversight of supervisory boards. In the absence of jurisdiction-specific guidelines, the funds will generally hold supervisory boards to the same standards of independence as it applies to boards of directors in the United States.

Contested Board Elections

Italy

►	The funds will vote for the management- or board-sponsored slate of nominees if the board meets the funds’ independence standards, and against the management- or board-sponsored slate of nominees if the board does not meet the funds’ independence standards; the funds will not vote on shareholder-proposed slates of nominees.

Commentary: Contested elections in Italy may involve a variety of competing slates of nominees. In these circumstances, the funds will focus their analysis on the board- or management-sponsored slate.

Corporate Governance

►	The funds will vote for proposals to change the size of a board if the board meets the funds’ independence standards, and against proposals to change the size of a board if the board does not meet the funds’ independence standards.

►	The funds will vote for shareholder proposals calling for a majority of a company’s directors to be independent of management.

►	The funds will vote for shareholder proposals seeking to increase the independence of board nominating, audit, and compensation committees.

►	The funds will vote for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

Australia

►	The funds will vote on a case-by-case basis on board spill resolutions.

Commentary: The Corporations Amendment (Improving Accountability on Director and Executive Compensation) Bill 2011 provides that, if a company’s remuneration report receives a “no” vote of 25% or more of all votes cast at two consecutive annual general meetings, at the second annual general meeting, a spill resolution must be proposed. If the spill resolution is approved (by simple majority), then a further meeting to elect a new board (excluding the managing director) must be held within 90 days. The funds will consider board spill resolutions on a case-by-case basis.

Europe

►	The funds will vote for proposals to ratify board acts, except that the funds will consider these proposals on a case-by-case basis if the funds’ proxy voting service has recommended a vote against the proposal.

Taiwan

►	The funds will vote against proposals to release directors from their non-competition obligations (their obligations not to engage in any business that is competitive with the company), unless the proposal is narrowly drafted to permit directors to engage in a business that is competitive with the company only on behalf of a wholly-owned subsidiary of the company.

Compensation

►	The funds will vote for proposals to approve annual directors’ fees, except that the funds will consider these proposals on a case-by-case basis in each case in which the funds’ proxy voting service has recommended a vote against such a proposal.

►	The funds will vote for non-binding proposals to approve remuneration reports, except that the funds will vote against proposals to approve remuneration reports that indicate that awards under a long-term incentive plan are not linked to performance targets.

Commentary: Since proposals relating to directors’ fees for non-U.S. issuers generally address relatively modest fees paid to non-executive directors, the funds generally support these proposals, provided that the fees are consistent with directors’ fees paid by the company’s peers and do not otherwise appear unwarranted. Consistent with the approach taken for U.S. issuers, the funds generally favor compensation programs that relate executive compensation to a company’s long-term performance and will support non-binding remuneration reports unless such a correlation is not made.

Europe and Asia ex-Japan

►	In the case of proposals that do not include sufficient information for determining average annual dilution, the funds will will vote for stock option and restricted stock plans that will result in an average gross potential dilution of 5% or less.

Commentary: Asia ex-Japan means China, Hong Kong, India, Indonesia, Korea, Malaysia, Philippines, Singapore, Taiwan and Thailand. In these markets, companies may not disclose the life of the plan and there may not be a specific number of shares requested; therefore, it may not be possible to determine the average annual dilution related to the plan and apply the funds’ standard dilution test.

France

►	The funds will vote for an employee stock purchase plan or share save scheme that has the following features: (1) the shares purchased under the plan are acquired for no less than 70% of their market value; (2) the vesting period is greater than or equal to 10 years; (3) the offering period under the plan is 27 months or less; and (4) dilution is 10% or less.

Commentary: To conform to local market practice, the funds support plans or schemes at French issuers that permit the purchase of shares at up to a 30% discount (i.e., shares may be purchased for no less than 70% of their market value). By comparison, for U.S. issuers, the funds do not support employee stock purchase plans that permit shares to be acquired at more than a 15% discount (i.e., for less than 85% of their market value); in the United Kingdom, up to a 20% discount is permitted.

United Kingdom

►	The funds will vote for an employee stock purchase plan or share save scheme that has the following features: (1) the shares purchased under the plan are acquired for no less than 80% of their market value; (2) the offering period under the plan is 27 months or less; and (3) dilution is 10% or less.

Commentary: These are the same features that the funds require of employee stock purchase plans proposed by U.S. issuers, except that, to conform to local market practice, the funds support plans or schemes at United Kingdom issuers that permit the purchase of shares at up to a 20% discount (i.e., shares may be purchased for no less than 80% of their market value). By comparison, for U.S. issuers, the funds do not support employee stock purchase plans that permit shares to be acquired at more than a 15% discount (i.e., for less than 85% of their market value).

Capitalization

Unless a proposal is directly addressed by a country-specific guideline:

►	The funds will vote for proposals

•	to issue additional common stock representing up to 20% of the company’s outstanding common stock, where shareholders do not have preemptive rights, or

•	to issue additional common stock representing up to 100% of the company’s outstanding common stock, where shareholders do have preemptive rights.

►	The funds will vote for proposals to authorize share repurchase programs that are recommended for approval by the funds’ proxy voting service; otherwise, the funds will vote against such proposals.

Australia

►	The funds will vote for proposals to carve out, from the general cap on non-pro rata share issues of 15% of total equity in a rolling 12-month period, a particular proposed issue of shares or a particular issue of shares made previously within the 12-month period, if the company’s board meets the funds’ independence standards; if the company’s board does not meet the funds’ independence standards, then the funds will vote against these proposals.

►	The funds will vote for proposals to approve the grant of equity awards to directors, except that the funds will consider these proposals on a case-by-case basis if the funds’ proxy voting service has recommended a vote against the proposal.

China

►	The funds will vote for proposals to issue and/or to trade in non-convertible, convertible and/or exchangeable debt obligations, except that the funds will consider these proposals on a case-by-case basis if the funds’ proxy voting service has recommended a vote against the proposal.

Hong Kong

►	The funds will vote for proposals to approve a general mandate permitting the company to engage in non-pro rata share issues of up to 20% of total equity in a year if the company’s board meets the funds’ independence standards; if the company’s board does not meet the funds’ independence standards, then the funds will vote against these proposals.

►	The funds will for proposals to approve the reissuance of shares acquired by the company under a share repurchase program, provided that: (1) the funds supported (or would have supported, in accordance with these guidelines) the share repurchase program, (2) the reissued shares represent no more than 10% of the company’s outstanding shares (measured immediately before the reissuance), and (3) the reissued shares are sold for no less than 85% of current market value.

France

►	The funds will vote for proposals to increase authorized shares, except that the funds will consider these proposals on a case-by-case basis if the funds’ proxy voting service has recommended a vote against the proposal.

►	The funds will vote against proposals to authorize the issuance of common stock or convertible debt instruments and against proposals to authorize the repurchase and/or reissuance of shares where those authorizations may be used, without further shareholder approval, as anti-takeover measures.

New Zealand

►	The funds will vote for proposals to approve the grant of equity awards to directors, except that the funds will consider these proposals on a case-by-case basis if the funds’ proxy voting service has recommended a vote against the proposal.

Commentary: In light of the prevalence of certain types of capitalization proposals in Australia, China, Hong Kong, France and New Zealand, the funds have adopted guidelines specific to those jurisdictions.

Other Business Matters

►	The funds will vote for proposals permitting companies to deliver reports and other materials electronically (e.g., via website posting).

►	The funds will vote for proposals permitting companies to issue regulatory reports in English.

►	The funds will vote against proposals to shorten shareholder meeting notice periods to fourteen days.

Commentary: Under Directive 2007/36/EC of the European Parliament and the Council of the European Union, companies have the option to request shareholder approval to set the notice period for special meetings at 14 days provided that certain electronic voting and communication requirements are met. The funds believe that the 14 day notice period is too short to provide overseas shareholders with sufficient time to analyze proposals and to participate meaningfully at special meetings and, as a result, have determined to vote against such proposals.

►	The funds will vote for proposals to amend a company’s charter or bylaws, except that the funds will consider these proposals on a case-by-case basis if the funds’ proxy voting service has recommended a vote against the proposal.

Commentary: If the substance of any proposed amendment is covered by a specific guideline included herein, then that guideline will govern.

France

►	The funds will vote for proposals to approve a company’s related party transactions, except that the funds will consider these proposals on a case-by-case basis if the funds’ proxy voting service has recommended a vote against the proposal.

►	If a company has not proposed an opt-out clause in its articles of association and the implementation of double-voting rights has not been approved by shareholders, the funds will vote against the ratification of board acts for the previous fiscal year, will withhold votes from the re-election of members of the board’s governance committee (or in the absence of a governance committee, against the chair of the board or the next session board member up for re-election) and, if there is no opportunity to vote against ratification of board acts or to withhold votes from directors, will vote against the approval of the company’s accounts and reports.

Commentary: In France, shareholders are generally requested to approve any agreement between the company and: (i) its directors, chair of the board, CEO and deputy CEOs; (ii) the members of the supervisory board and management board, for companies with a dual structure; and (iii) a shareholder who directly or indirectly owns at least 10% of the company’s voting rights. This includes agreements under which compensation may be paid to executive officers after the end of their employment, such as severance payments, supplementary retirement plans and non-competition agreements. The funds will generally support these proposals unless the funds’ proxy voting service recommends a vote against, in which case the funds will consider the proposal on a case-by-case basis.

Under French law, shareholders of French companies with shares held in registered form under the same name for at least two years will automatically be granted double-voting rights, unless a company has amended its articles of association to opt out of the double-voting rights regime. Awarding double-voting rights in this manner is likely to disadvantage non-French institutional shareholders. Accordingly, the funds will take actions to signal disapproval of double-voting rights at companies that have not opted-out from the double-voting rights regime and that have not obtained shareholder approval of the double-voting rights regime.

Germany

►	The funds will vote in accordance with the recommendation of the company’s board of directors on shareholder countermotions added to a company’s meeting agenda, unless the countermotion is directly addressed by one of the funds’ other guidelines.

Commentary: In Germany, shareholders are able to add both proposals and countermotions to a meeting agenda. Countermotions, which must correspond to a proposal on the agenda, generally call for shareholders to oppose the existing proposal, although they may also propose separate voting decisions. Countermotions may be proposed by any shareholder and they are typically added throughout the period between the publication of the meeting agenda and the meeting date. This guideline reflects the funds’ intention to focus on the original proposal, which is expected to be presented a reasonable period of time before the shareholder meeting so that the funds will have an appropriate opportunity to evaluate it.

►	The funds will vote for proposals to approve profit-and-loss transfer agreements between a controlling company and its subsidiaries.

Commentary: These agreements are customary in Germany and are typically entered into for tax purposes. In light of this and the prevalence of these proposals, the funds have adopted a guideline to vote for this type of proposal.

Taiwan

►	The funds will vote for proposals to amend a Taiwanese company’s procedural rules.

Commentary: Since procedural rules, which address such matters as a company’s policies with respect to capital loans, endorsements and guarantees, and acquisitions and disposal of assets, are generally adopted or amended to conform to changes in local regulations governing these transactions, the funds have adopted a guideline to vote for these transactions.

As adopted January 23, 2015

Proxy voting procedures of the Putnam funds

The proxy voting procedures below explain the role of the funds’ Trustees, proxy voting service and Director of Proxy Voting and Corporate Governance (“Proxy Voting Director”), as well as how the process will work when a proxy question needs to be handled on a case-by-case basis, or when there may be a conflict of interest.

The role of the funds’ Trustees

The Trustees of the Putnam funds exercise control of the voting of proxies through their Board Policy and Nominating Committee, which is composed entirely of independent Trustees. The Board Policy and Nominating Committee oversees the proxy voting process and participates, as needed, in the resolution of issues that need to be handled on a case-by-case basis. The Committee annually reviews and recommends, for Trustee approval, guidelines governing the funds’ proxy votes, including how the funds vote on specific proposals and which matters are to be considered on a case-by-case basis. The Trustees are assisted in this process by their independent administrative staff (“Office of the Trustees”), independent legal counsel, and an independent proxy voting service. The Trustees also receive assistance from Putnam Investment Management, LLC (“Putnam Management”), the funds’ investment advisor, on matters involving investment judgments. In all cases, the ultimate decision on voting proxies rests with the Trustees, acting as fiduciaries on behalf of the shareholders of the funds.

The role of the proxy voting service

The funds have engaged an independent proxy voting service to assist in the voting of proxies. The proxy voting service is responsible for coordinating with the funds’ custodian(s) to ensure that all proxy materials received by the custodians relating to the funds’ portfolio securities are processed in a timely fashion. To the extent applicable, the proxy voting service votes all proxies in accordance with the proxy voting guidelines established by the Trustees. The proxy voting service will refer proxy questions to the Proxy Voting Director for instructions under circumstances where: (1) the application of the proxy voting guidelines is unclear; (2) a particular proxy question is not covered by the guidelines; or (3) the guidelines call for specific instructions on a case-by-case basis. The proxy voting service is also requested to call to the attention of the Proxy Voting Director specific proxy questions that, while governed by a guideline, appear to involve unusual or controversial issues. The funds also utilize research services relating to proxy questions provided by the proxy voting service and by other firms.

The role of the Proxy Voting Director

The Proxy Voting Director, a member of the Office of the Trustees, assists in the coordination and voting of the funds’ proxies. The Proxy Voting Director will deal directly with the proxy voting service and, in the case of proxy questions referred by the proxy voting service, will solicit voting recommendations and instructions from the Office of the Trustees, the Chair of the Board Policy and Nominating Committee, and Putnam Management’s investment professionals, as appropriate. The Proxy Voting Director is responsible for ensuring that these questions and referrals are responded to in a timely fashion and for transmitting appropriate voting instructions to the proxy voting service. In addition, the Proxy Voting Director is the contact person for receiving recommendations from Putnam Management’s investment professionals with respect to any proxy question in circumstances where the investment professional believes that the interests of fund shareholders warrant a vote contrary to the fund’s proxy voting guidelines.

On occasion, representatives of a company in which the funds have an investment may wish to meet with the company’s shareholders in advance of the company’s shareholder meeting, typically to explain and to provide the company’s perspective on the proposals up for consideration at the meeting. As a general matter, the Proxy Voting Director will participate in meetings with these company representatives.

Voting procedures for referral items

As discussed above, the proxy voting service will refer proxy questions to the Proxy Voting Director under certain circumstances. Unless the referred proxy question involves investment considerations (i.e., the proxy question might be seen as having a bearing on the economic interests of a shareholder in the company), the Proxy Voting Director will assist in interpreting the guidelines and, if necessary, consult with a senior staff member of the Office of the Trustees and/or the Chair of the Board Policy and Nominating Committee on how the funds’ shares will be voted.

For referred proxy questions that involve investment considerations, the Proxy Voting Director will refer such questions, through an electronic request form, to Putnam Management’s investment professionals for a voting recommendation. Such referrals will be made in cooperation with the person or persons designated by Putnam Management’s Legal and Compliance Department to assist in processing such referral items. In connection with each item referred to Putnam Management’s investment professionals, the Legal and Compliance Department will conduct a conflicts of interest review, as described below under “Conflicts of interest,” and provide electronically a conflicts of interest report (the “Conflicts Report”) to the Proxy Voting Director describing the results of such review. After receiving a referral item from the Proxy Voting Director, Putnam Management’s investment professionals will provide a recommendation electronically to the Proxy Voting Director and the person or persons designated by the Legal and Compliance Department to assist in processing referral items. Such recommendation will set forth (1) how the proxies should be voted; and (2) any contacts the investment professionals have had with respect to the referral item with non-investment personnel of Putnam Management or with outside parties (except for routine communications from proxy solicitors). The Proxy Voting Director will review the recommendation of Putnam Management’s investment professionals (and the related Conflicts Report) in determining how to vote the funds’ proxies. The Proxy Voting Director will maintain a record of all proxy questions that have been referred to Putnam Management’s investment professionals, the voting recommendation, and the Conflicts Report.

In some situations, the Proxy Voting Director may determine that a particular proxy question raises policy issues requiring consultation with the Chair of the Board Policy and Nominating Committee, who, in turn, may decide to bring the particular proxy question to the Committee or the full Board of Trustees for consideration.

Conflicts of interest

Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may exist, for example, if Putnam Management has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any individual with knowledge of a personal conflict of interest (e.g., familial relationship with company management) relating to a particular referral item shall disclose that conflict to the Proxy Voting Director and the Legal and Compliance Department and otherwise remove himself or herself from the proxy voting process. The Legal and Compliance Department will review each item referred to Putnam Management’s investment professionals to determine if a conflict of interest exists and will provide the Proxy Voting Director with a Conflicts Report for each referral item that (1) describes any conflict of interest; (2) discusses the procedures used to address such conflict of interest; and (3) discloses any contacts from parties outside Putnam Management (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an investment professional’s recommendation. The Conflicts Report will also include written confirmation that any recommendation from an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

As adopted March 11, 2005 and revised June 12, 2009 and January 24, 2014.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

(a)(1) Portfolio Managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of the fund’s portfolio as of the filing date of this report.

Portfolio managers	Joined Fund	Employer	Positions Over Past Five Years

D. William Kohli	2002	Putnam Management 1994-Present	Portfolio Manager Co-Head of Fixed Income Previously, Team Leader, Portfolio Construction and Global Strategies and Director of Global Core Fixed Income Team
Michael Atkin	2007	Putnam Management 1997-Present	Portfolio Manager Previously, Director of Sovereign Research and Senior Economist
Kevin Murphy	2007	Putnam Management 1999-Present	Portfolio Manager
Michael Salm	2011	Putnam Management 1997-Present	Co-Head of Fixed Income
Paul Scanlon	2005	Putnam Management 1999-Present	Co-Head of Fixed Income Previously, Team Leader, U.S. High Yield

(a)(2) Other Accounts Managed by the Fund’s Portfolio Managers.

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that the fund’s Portfolio Managers managed as of the fund’s most recent fiscal year-end. Unless noted, none of the other accounts pays a fee based on the account’s performance.

Portfolio Leader or Member	Other SEC-registered open-end and closed-end funds		Other accounts that pool assets from more than one client		Other accounts (including separate accounts, managed account programs and single-sponsor defined contribution plan offerings)

	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
William Kohli	17*	$9,338,000,000	20**	$3,379,200,000	13***	$9,310,300,000
Michael Salm	27*	$16,841,500,000	32+	$8,191,700,000	16***	$6,016,400,000
Michael Atkin	7	$6,630,400,000	7	$2,450,000,000	9***	$3,104,600,000
Paul Scanlon	25*	$12,601,800,000	31++	$4,926,200,000	15	$4,387,100,000
Kevin Murphy	24*	$15,160,800,000	26+	$4,699,500,000	16***	$7,040,200,000

*	4 accounts, with total assets of $1,768,100,000, pay an advisory fee based on account performance.

**	1 accounts, with total assets of $38,000,000, pay an advisory fee based on account performance.

***	1 accounts, with total assets of $451,700,000 pay an advisory fee based on account performance.

+	2 accounts, with total assets of $106,700,000 pay an advisory fee based on account performance

++	3 accounts, with total assets of $177,700,000, pay an advisory fee based on account performance

Potential conflicts of interest in managing multiple accounts. Like other investment professionals with multiple clients, the fund’s Portfolio Managers may face certain potential conflicts of interest in connection with managing both the fund and the other accounts listed under “Other Accounts Managed by the Fund’s Portfolio Managers” at the same time. The paragraphs below describe some of these potential conflicts, which Putnam Management believes are faced by investment professionals at most major financial firms. As described below, Putnam Management and the Trustees of the Putnam funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

•	The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

•	The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

•	The trading of other accounts could be used to benefit higher-fee accounts (front- running).

•	The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Putnam Management attempts to address these potential conflicts of interest relating to higher-fee accounts through various compliance policies that are generally intended to place all accounts, regardless of fee structure, on the same footing for investment management purposes. For example, under Putnam Management’s policies:

•	Performance fee accounts must be included in all standard trading and allocation procedures with all other accounts.

•	All accounts must be allocated to a specific category of account and trade in parallel with allocations of similar accounts based on the procedures generally applicable to all accounts in those groups (e.g., based on relative risk budgets of accounts).

•	All trading must be effected through Putnam’s trading desks and normal queues and procedures must be followed (i.e., no special treatment is permitted for performance fee accounts or higher-fee accounts based on account fee structure).

•	Front running is strictly prohibited.

•	The fund’s Portfolio Manager(s) may not be guaranteed or specifically allocated any portion of a performance fee.

As part of these policies, Putnam Management has also implemented trade oversight and review procedures in order to monitor whether particular accounts (including higher-fee accounts or performance fee accounts) are being favored over time.

Potential conflicts of interest may also arise when the Portfolio Manager(s) have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, Putnam Management’s investment professionals do not have the opportunity to invest in client accounts, other than the Putnam funds. However, in the ordinary course of business, Putnam Management or related persons may from time to time establish “pilot” or “incubator” funds for the purpose of testing proposed investment strategies and products prior to offering them to clients. These pilot accounts may be in the form of registered investment companies, private funds such as partnerships or separate accounts established by Putnam Management or an affiliate. Putnam Management or an affiliate supplies the funding for these accounts. Putnam employees, including the fund’s Portfolio Manager(s), may also invest in certain pilot accounts. Putnam Management, and to the extent applicable, the Portfolio Manager(s) will benefit from the favorable investment performance of those funds and accounts. Pilot funds and accounts may, and frequently do, invest in the same securities as the client accounts. Putnam Management’s policy is to treat pilot accounts in the same manner as client accounts for purposes of trading allocation – neither favoring nor disfavoring them except as is legally required. For example, pilot accounts are normally included in Putnam Management’s daily block trades to the same extent as client accounts (except that pilot accounts do not participate in initial public offerings).

A potential conflict of interest may arise when the fund and other accounts purchase or sell the same securities. On occasions when the Portfolio Manager(s) consider the purchase or sale of a security to be in the best interests of the fund as well as other accounts, Putnam Management’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the fund or another account if one account is favored over another in allocating the securities purchased or sold – for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account. Putnam Management’s trade allocation policies generally provide that each day’s transactions in securities that are purchased or sold by multiple accounts are, insofar as possible, averaged as to price and allocated between such accounts (including the fund) in a manner which in Putnam Management’s opinion is equitable to each account and in accordance with the amount being purchased or sold by each account. Certain exceptions exist for specialty, regional or sector accounts. Trade allocations are reviewed on a periodic basis as part of Putnam Management’s trade oversight procedures in an attempt to ensure fairness over time across accounts.

“Cross trades,” in which one Putnam account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay, or if such trades result in more attractive investments being allocated to higher-fee accounts. Putnam Management and the fund’s Trustees have adopted compliance procedures that provide that any transactions between the fund and another Putnam-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of the fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than the fund. Depending on another account’s objectives or other factors, the Portfolio Manager(s) may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to the fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by the Portfolio Manager(s) when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts. As noted above, Putnam Management has implemented trade oversight and review procedures to monitor whether any account is systematically favored over time.

The fund’s Portfolio Manager(s) may also face other potential conflicts of interest in managing the fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the fund and other accounts.

(a)(3) Compensation of portfolio managers. Putnam’s goal for our products and investors is to deliver strong performance versus peers or performance ahead of benchmark, depending on the product, over a rolling 3-year period. Portfolio managers are evaluated and compensated, in part, based on their performance relative to this goal across the products they manage. In addition to their individual performance, evaluations take into account the performance of their group and a subjective component.

Each portfolio manager is assigned an industry competitive incentive compensation target consistent with this goal and evaluation framework. Actual incentive compensation may be higher or lower than the target, based on individual, group, and subjective performance, and may also reflect the performance of Putnam as a firm. Typically, performance is measured over the lesser of three years or the length of time a portfolio manager has managed a product.

Incentive compensation includes a cash bonus and may also include grants of deferred cash, stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience.

For this fund, the peer group Putnam compares fund performance against is its broad investment category as determined by Lipper Inc. and identified in the shareholder report included in Item 1.

(a)(4) Fund ownership. The following table shows the dollar ranges of shares of the fund owned by the professionals listed above at the end of the fund’s last two fiscal years, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

*	: Assets in the fund

	Year	$0	$0-$10,000	$10,001-$50,000	$50,001-$100,000	$100,001-$500,000	$500,001-$1,000,000	$1,000,001 and over

Atkin, Michael J.	2014	*
	2013	*

Kohli, D. William	2014							*
	2013							*

Murphy, Kevin F.	2014	*
	2013	*

Salm, Michael V.	2014						*
	2013						*

Scanlon, Paul D.	2014	*
	2013	*

(b) Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Registrant Purchase of Equity Securities
				Maximum
			Total Number	Number (or
			of Shares	Approximate
			Purchased	Dollar Value)
			as Part	of Shares
			of Publicly	that May Yet Be
	Total Number	Average	Announced	Purchased
	of Shares	Price Paid	Plans or	under the Plans
Period	Purchased	per Share	Programs*	or Programs**

August 1 – August 31, 2014	1,000,494	$5.47	1,000,494	2,425,709
September 1 – September 30, 2014	981,751	$5.54	981,751	1,443,958
October 1 – October 7, 2014	—	—	—	1,443,958
October 8 – October 31, 2014	550,919	$5.41	550,919	11,773,302
November 1 – November 30, 2014	368,445	$5.44	368,445	11,404,857
December 1 – December 31, 2014	499,539	$5.31	499,539	10,905,318
January 1 – January 31, 2015	641,606	$5.23	641,606	10,263,712
February 1 – February 28, 2015	668,288	$5.28	668,288	9,595,424
March 1 – March 31, 2015	257,097	$5.32	257,097	9,338,327
April 1 – April 30, 2015	118,418	$5.30	118,418	9,219,909
May 1 – May 31, 2015	761,343	$5.28	761,343	8,458,566
June 1 – June 30, 2015	1,081,716	$5.21	1,081,716	7,376,850
July 1 – July 31, 2015	1,134,422	$5.14	1,134,422	6,242,428

*	In October 2005, the Board of Trustees of the Putnam Funds initiated the closed-end fund share repurchase program, which, as subsequently amended, authorized the fund to repurchase of up to 10% of its fund’s outstanding common shares over the two-years ending October 5, 2007. The Trustees have subsequently renewed the program on an annual basis. The program renewed by the Board in September 2013, which was in effect between October 8, 2013 and October 7, 2014, allowed the fund to repurchase up to 13,533,140 of its shares. The program renewed by the Board in September 2014, which is in effect between October 8, 2014 and October 7, 2015, allows the fund to repurchase up to 12,324,221 of its shares.

**	Information prior to October 7, 2014 is based on the total number of shares eligible for repurchase under the program, as amended through September 2013. Information from October 8, 2014 forward is based on the total number of shares eligible for repurchase under the program, as amended through September 2014.

In September 2015, the Trustees approved the renewal of the repurchase program of the fund to repurchase up to 10% of its outstanding common shares over the 12-month period ending October 7, 2016 (based on shares outstanding as of October 7, 2015).

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Premier Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: September 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: September 28, 2015